[Translation]
                                                            [H&M Final]








                        SECURITIES REGISTRATION STATEMENT
                              (including amendments)














                             VANGUARD INDEX FUNDS

                         - VANGUARD SMALL CAP INDEX FUND

                                     (2452)


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                        SECURITIES REGISTRATION STATEMENT

To: Director of Kanto Local Finance Bureau

                                                   Filing Date of SRS: August 4, 2000

Name of the Registrant Trust:                      VANGUARD INDEX FUNDS - VANGUARD
                                                   SMALL CAP INDEX FUND

Name of Trustees:                                  John J. Brennan,
                                                   Trustee

Address of Principal Office:                       100 Vanguard Boulevard,
                                                   Malvern, Pennsylvania 19355
                                                   U.S.A.

Name and Title of Registration Agent:              Ken Miura
                                                   Attorney-at-Law
                                                   Signature [Ken Miura]
                                                   ---------------------
                                                       (Seal)

Address or Place of Business                       Kasumigaseki Building, 25th Floor
                                                   2-5, Kasumigaseki 3-chome
                                                   Chiyoda-ku, Tokyo

Name of Liaison Contact:                           Same as Registration Agent

Place of Liaison Contact:                          Hamada & Matsumoto
                                                   Kasumigaseki Building, 25th Floor
                                                   2-5, Kasumigaseki 3-chome
                                                   Chiyoda-ku, Tokyo

Phone Number:                                      03-3580-3377


                    PUBLIC OFFERING OR SALE FOR REGISTRATION

Name of the Fund Making Public                     VANGUARD INDEX FUNDS
Offering or Sale of Foreign                        - VANGUARD SMALL CAP INDEX FUND
Investment Fund Securities:

Type and Aggregate Amount of Foreign               Registered Shares with par value $0.001 per
Investor Shares                                    Share
                                                   Shares of Vanguard Small-Cap Index Fund will
                                                   be offered.
                                                      Vanguard Small-Cap Index Fund
                                                      Up to 41,220,000 Shares
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
Investment Fund Securities to be Publicly          Vanguard Small-Cap Index Fund
Offered or Sold:                                      In respect of 41,220,000 Shares, up to  the total
                                                      amount  aggregating  the amounts   calculated  by
                                                      multiplying the respective approximate issue price
                                                      per Share by the respective number of Shares
                                                   (The approximate of the limit: U.S.$1 billion
                                                   (approximately(Y)105.5 billion))

   Note 1: The total amount of issue price during Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of June 2000 ( $24.26) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (41,220,000).

   Note 2: The Yen  amount is  translated for convenience at the rate of $1.00 =
           (Y)105.50 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on June 30, 2000). The same applies hereafter.


               PLACES WHERE A COPY OF THIS SECURITIES REGISTRATION
               ---------------------------------------------------
                  STATEMENT IS AVAILABLE FOR PUBLIC INSPECTION
                  --------------------------------------------

                                Not applicable.


             (Total number of pages of this Securities Registration
          Statement in Japanese is 67 including front and back pages.)


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

                                 C O N T E N T S

                                                             Japanese       This
                                                             Original      English
                                                                          Translation

PART I.  INFORMATION CONCERNING SECURITIES ..............      1              1


PART II. INFORMATION CONCERNING ISSUER ..................      3              6

I.       DESCRIPTION OF THE FUND ........................      3              6

         l.       GENERAL INFORMATION ...................      3              6

         2.       INVESTMENT POLICY .....................      7             13

         3.       MANAGEMENT STRUCTURE ..................     15             29

         4.       INFORMATION CONCERNING THE EXERCISE
                  OF RIGHTS BY SHAREHOLDERS, ETC. .......     20             40

         5.       STATUS OF INVESTMENT FUND .............     22             45

II.      OUTLINE OF THE TRUST ...........................     26             51

III.     OUTLINE OF THE OTHER RELATED COMPANIES .........     30             57

IV.      FINANCIAL CONDITIONS OF THE FUND ...............     32             58

V.       SUMMARY OF INFORMATION CONCERNING
         FOREIGN INVESTMENT FUND SECURITIES .............    124             62

VI.      MISCELLANEOUS ..................................    124             62


PART III.SPECIAL INFORMATION ............................    125             63

I.       OUTLINE OF THE SYSTEM OF INVESTMENT
         TRUSTS IN DELAWARE .............................    125             63

II.      FORM OF FOREIGN INVESTMENT
         FUND SECURITIES ................................    130             78


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
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

PART I.  INFORMATION CONCERNING SECURITIES

1.     NAME OF FUND:          Vanguard Index Funds - VANGUARD SMALL CAP
                              INDEX FUND

2.     NATURE OF FOREIGN      Investor Shares (hereinafter referred to as the
       INVESTMENT FUND SECU-  "Shares")
       RITIES CERTIFICATES:   Registered Shares with par value $0.001 per Share.
                              Shares of Fund
                              No rating has been acquired.

3.     NUMBER OF SHARES       Vanguard Small-Cap Index Fund
       TO BE OFFERED FOR          Up to 41,220,000 Shares
       SALE (IN JAPAN):

4.     TOTAL AMOUNT OF        Vanguard Small-Cap Index Fund
       OFFERING PRICE:        In  respect of 41,220,000 Shares, up to  the  total
                              amount aggregating  the amounts   calculated  by
                              multiplying  the respective  issue price per Share
                              by the respective  number of Shares
                                  (The  approximate amount of the limit: U.S.$1
                                   billion (approximately(Y)105.5 billion))

        Note 1: The total amount of issue price during Offering Period is an amount calculated by multiplying the net asset value per Share of the Fund as of the end of June 2000 ($24.26) (US$ shall be referred to as "$" hereinafter) by the number of Shares to be subscribed in Japan (41,220,000 shares).

        Note 2: The Yen amount is translated for convenience at the rate of $1.00 = (Y)105.50 (the mean of the exchange rate quotations by The Bank of Tokyo - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on June 30, 2000). The same applies hereafter.

        Note 3: Since Shares are denominated in U.S. Dollars, the amounts appearing
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 2

                    hereafter are all Dollar amounts unless otherwise specifically indicated.

        Note 4: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

5.     ISSUE PRICE:           The Net  Asset  Value per  Share to be  calculated
                              on a Fund Business Day immediately after an application for purchase is received by the Fund.

6.     FUND BUSINESS DAY      A day on which the New York Stock Exchange is open
                              for business.

7.     SALES CHARGE:          None.

8.     ACCOUNT  ADMINISTRATION FEE:
                              Account Administration Fee at an annual rate of 0.70% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of the quarter, the Account Administration Fee shall be charged in proportion to the period in which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.

9.     MINIMUM  AMOUNT OR     Vanguard  Small-Cap  Index  Fund
       NUMBER OF SHARES:      Minimum shares to open an account shall be 50
                              shares and integral multiples of 5 shares.
                              Ongoing purchases shall be made in increments
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3

                              of 5 shares.

10.    PERIOD OF              From:August  21, 2000 (Monday)
       SUBSCRIPTION:          To: June 29, 2001 (Friday)
                              Provided that the subscription is handled only on a Fund Business Day when sales handling companies are open for business in Japan, with the exception of a day in which the next business day is a national holiday in Japan.

11.    DEPOSIT FOR
       SUBSCRIPTION:          None


12.    PLACE OF SUBSCRIPTION: Monex, Inc.
                              Takebashi Yasuda Building 2F,
                              3-13, Kanda-Nishiki-cho, Chiyoda-ku, Tokyo
                              (the "Distributor" or "Sales Handling Company")

       Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned Sales Handling Company and online.

13.    DATE AND PLACE         Investors shall pay the Offering Price to the
       OF PAYMENT:            Distributors in Japan within four (4)business days
                              in Japan from and including the day when the Distributors in Japan confirm the execution of the application (the "Trade Day"). (See page
                              34.)
                              The total issue price for each application day for subscription will be transferred in U.S. Dollars by each Distributor in Japan to the Fund's custodian within 1 Fund Business Day after the subscription date ("Payment Date").


14.    OUTLINE OF UNDERWRITING, ETC.:

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4

(A) The Distributor in Japan undertakes to sell the Shares in accordance with an agreement dated August 2, 2000, as amended with The Vanguard Group, Inc. in connection with the sale of the Shares in Japan.

(B) During the public offering period, each Distributor in Japan will execute or forward the purchase orders and repurchase requests of the Shares received directly to the Fund's Transfer Agent.

           Note: Sales Handling Company means a securities agent company and/or registration agent financial institution which shall conclude the agreement with a distributor concerning agency business of Shares of the Fund, act as agent for a distributor for subscription or redemption of Shares of the Fund from investors and handle the business, etc. concerning receipt of subscription money from investors or payment of redemption proceeds to investors, etc.

(C)  The Fund has appointed Monex, Inc. as the Agent Company in Japan.

           Note: "The Agent Company" shall mean a sales handling company who is a member of the Japan Securities Dealers Association ("JSDA") which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to JSDA and other Sales and Repurchase Handling Companies rendering such other services.

15.  MISCELLANEOUS:

(A)  Method of Subscription:
          Investors who subscribe for Shares shall enter with the Distributor or Sales Handling Company an agreement concerning the foreign securities transactions. For this purpose, the Sales Handling Company shall deliver to investors an Agreement of Foreign Securities Transactions Account and investors shall submit to the Sales Handling Company an Application for opening of Transactions Account opened in accordance with such Agreement.

          The subscription  amount shall be paid in Yen in principal and the Yen

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5

     exchange rate shall be the rate to be determined by the Sales Handling Company based on the foreign exchange rate of the foreign exchange market in Tokyo on the Trade Day of each application.
          No interest accrues on the subscription money.
          The subscription amount shall be paid in U.S. Dollars to the Fund's Custodian by each Distributor on the Payment Date.

(B)  Offerings other than in Japan:
          In parallel with the Offering, Investor Shares are offered in the United States of America.


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6

PART II. INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND

1.   GENERAL  INFORMATION
(A)  Outline of Laws Regulating the Fund in the Jurisdiction Where Established:
     (1) Name of the Fund:    VANGUARD INDEX FUNDS - VANGUARD
                              SMALL-CAP  INDEX  FUND ( the  "Fund")
     (2) Form of the Fund
         The  Fund is a sub-fund of Vanguard  Index Funds (the  "Trust").
         The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The Fund is registered with the United States Securities and Exchange Commission (the "Commission" or "SEC") under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers the following fund in Japan.
         Vanguard Small-Cap Index Fund
         The Fund offers one class of Shares (Investor Shares)in Japan.The Trust has the ability to offer additional funds or classes of Shares. There is no limit on the number of full and fractional Shares that the Trust may issue for a particular fund or class of Shares.
     (3) Governing Laws
         The Trust was created under, and is subject to, the General Laws and the common law of the State of Delaware. With respect to its operations, the Fund is also subject to the Investment Company Act of 1940, as amended, the United States Internal Revenue Code, as amended, and regulations promulgated under each statute. With respect to the sale of its Shares, the Fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the "Blue Sky" laws (state securities laws of the various states in the United States) and the regulations promulgated under such laws.
         The substance of the governing law is as follows:

a. Delaware Business Trust Act (Delaware Code Chapter 38 et seq. ("Treatment of Delaware Business Trusts")
         Chapter 38 provides as follows:

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7


     Delaware has had in effect since October 1, 1988, the Business Trust Act which expressly recognizes the Delaware business trust. The principal purpose of the Business Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.

     The Business Trust Act permits the trust agreement of a business trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with respect to virtually any matter relating to the business trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions.

     A Delaware business trust may be merged or consolidated with a foreign or Delaware corporation, limited partnership, limited liability company or business trust pursuant to statutory procedures contained in the Business Trust Act. A merger or consolidation may be pre-authorized, or may be conditioned upon the approval of a specific class or percentage of trustees or beneficial owners, as set forth in the trust agreement of the business trust. Thus, a business trust may be converted into another form of business entity in order to take advantage of future changes in the tax laws or the securities markets. Under the Business Trust Act, the beneficial owners of a Delaware business trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a business trust is managed by or under the direction of its trustees, who are not liable for the obligations of the business trust. The Business Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. This requirement may be satisfied by engaging a trust company with its principal place of business in Delaware. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the business trust with such rights, powers and duties as are set forth herein.

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8

     To the extent that trustees or other persons who are responsible for managing the business trust have duties (including fiduciary duties) and liabilities relating thereto to the business trust or to the beneficial owners, such persons' duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provisions of the trust agreement.

b.   Delaware Common Law
     Common law is a non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware Business Trusts and trustees of such trusts.

c.   Investment Company Act of 1940
     The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of a fund's assets and, more generally, a fund's business and conduct.

d.   Securities Act of 1933
     The Securities Act of 1933 (the "1933 Act") regulates the sales of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.

e.   Securities Exchange Act of 1934
     The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities markets as well as extensive regulations relating to securities dealers.

f.   The Internal Revenue Code of 1986

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9

     The Code provides for the qualification of a fund to be treated as a regulated investment company.

(B)  Outline  of the  Supervisory  Authorities
          The Fund is subject to supervision by the SEC and the securities authorities of the various U.S. states.

     a.   The SEC
     (i)  Acceptance of  registration applications
          (Sections 7 and 8 of the 1940 Act)
          An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

     (ii) Suspension or revocation of registration as a registered investment company (Section 8 of the 1940 Act) An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report or if either is materially defective.

     (iii)Supervision  of changes in trustees and officers
          (Section 9(b) of the 1940 Act) The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain U.S. federal securities laws.

     (iv) Examination of  registration  statement
          (Sections 5 and 8 of the 1933 Act) In order to sell Shares to the public, the Fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it does not comply with the requirements of Form N-1A, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.

     (v)  Supervision of the business

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10

          (Section  12 of the  1940  Act)
          The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.

     (vi) Acceptance of periodic reports
          (Section 30 of the 1940 Act) The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.

     b.   State Securities Supervisory Authorities
     (i)  Provisions concerning licenses
          Most states require brokers, dealers, securities salespersons, and certain investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.

     (ii) Provisions concerning registration of securities
          Most of the 50 states require notification of the availability of Shares upon registration of the Fund's Shares with the SEC prior to any lawful sale or offer to sell.

     (iii) Provisions concerning prevention of fraud
          In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.

(C)  Objects and Basic  Nature of the Fund:
          VANGUARD SMALL-CAP INDEX FUND: The Fund seeks to match the performance
     of  a   benchmark   index   that   measures   the   investment   return  of
     small-capitalization stocks.

(D)  History of the Trust:
     December 31, 1975: Execution of  the Declaration  of Trust of the Trust
                        The Trust was established as a Pennsylvania business
                        trust
     January 23, 1998:   Execution of the Agreement and Declaration of Trust

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11

    July 24, 1998:     The Trust was reorganized as a Delaware business trust

(E) Related Companies of the Fund:
          Names and related businesses of the related companies of the Fund are as follows:
    (1)   The Vanguard Group, Inc. (the "Investment Manager" and the
          "Transfer and Dividend-Paying Agent") acts as investment manager and the transfer and dividend-paying agent and renders investment management and transfer and dividend-paying agency services to the Fund.
    (2) The Chase Manhattan Bank (the "Custodian") acts as custodian and renders custody services to Small-Cap Index Fund.

    (3) Monex, Inc. (the "Agent Company" and "Distributor in Japan") acts as the Fund's Agent Company with respect to the sale of the Fund's Shares in Japan and engages in forwarding the purchase or repurchase orders for the Shares in Japan.

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12

                          Related Parties of the Fund
                          ---------------------------
Trust
Vanguard Index Trust -
Vanguard Small-Cap Index Fund

Trustees
(Agreement and Declaration of Trust)

Global Custody Agreement
The Chase Manhattan Bank
custodian

Funds' Service Agreement
Investment Manager, Transfer and Dividend-Paying Agent
The Vanguard Group, Inc.
investment manager
transfer and dividend-paying agent

Agent Company Agreement
Monex, Inc.
agent company

Shares Distribution and Redemption Agreement
Monex, Inc.
distributor in Japan


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13

2.   INVESTMENT POLICY

(A)  Investment Policies and Investment Objectives:

     INVESTMENT OBJECTIVE
          SMALL-CAP INDEX FUND: The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

     INVESMENT STRATEGIES
          SMALL-CAP INDEX FUND:The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Small Stock Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that comprise the Index.

     PRIMARY RISKS
          SMALL-CAP INDEX FUND: THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
          The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other assets classes or the overall stock market. Small-capitalization stocks historically have been more volatile in price than large-cap stocks, and perform differently than the overall stock market.

     WHY INVEST IN INDEX FUNDS?
          Index funds appeal to many investors for a number of reasons:
          Variety of Investments. Vanguard index funds generally invest in a wide variety of companies and industries.
          Relative consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their target indexes.

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14

          Low cost. Index funds do not have many of the expenses of an actively managed fund, such as research costs; in addition, they generally keep trading activity, and thus brokerage commissions, to a minimum.

     INDEXING METHODS
          In seeking to track a particular index, a fund generally uses one of two methods to select stocks.
          Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of an index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.
          Because it would be very expensive to buy and sell all of the stocks held in certain indexes, funds tracking these larger indexes uses a "sampling" technique. Using a sophisticated computer program, these funds invest in a representative sample of stocks from their target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of an index were made up of utility stocks, a fund using the "sampling" technique would invest about 10% of its assets in some-but not all-of these utility stocks. The particular utility stocks selected by the fund, as a group, would have investment characteristics similar to those of the utility stocks in the index. The Small-Cap Index Fund employs this method of indexing.
          The following table shows the number of stocks held by the Fund as of December 31, 1999.



---------------------- ------------------------ -----------------------------------
FUND                     NUMBER OF STOCKS HELD    NUMBER OF STOCKS IN TARGET INDEX
---------------------- ------------------------ -----------------------------------

---------------------- ------------------------ -----------------------------------
Small-Cap Index Fund           1,768                          1,857
---------------------- ------------------------ -----------------------------------

          THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.
          To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as

15

     measured by the S&P 500 Index, which is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.



-----------------------------------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1999)
-----------------------------------------------------------------------------------------------------------
                            1 YEAR                5 YEARS               10 YEARS            20 YEARS
-----------------------------------------------------------------------------------------------------------
Best                         54.2%                  28.6%                19.9%               17.9%
-----------------------------------------------------------------------------------------------------------
Worst                       -43.1                  -12.4                 -0.9                 3.1
-----------------------------------------------------------------------------------------------------------
Average                      13.2                   11.0                 11.1                11.1
-----------------------------------------------------------------------------------------------------------

          The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or the Fund in particular.

          THE FUND IS ALSO SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER-OR WORSE-THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

All index names are the exclusive property of their respective owners.

TURNOVER RATE
     Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes typically do not change much from year to year. Turnover rates for small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds), because the indexes they track are more likely to

16

     change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index.

OTHER INVESTMENT POLICIES
          The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market as the current index.
          The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in non-U.S. securities.
          Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.
          To track its target indexes as closely as possible, the Fund attempts to remain fully invested (at least 95% of total assets) in the stocks of the index. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.
          Losses (or gains) involving futures can sometimes be substantial - in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
          For this reason, the Fund will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation under futures contracts will not exceed 20% of the Fund's total assets.
          The reasons for which the Fund will invest in futures and options are:
     -To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
     -To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

17

INVESTMENT POLICIES

     REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Board of Trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund.
          The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's adviser acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     LENDING OF SECURITIES. The Fund may lend its securities on a short-term or long-term basis to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, the Fund can increase its net investment income through the receipt of interest on the loan. Any

18

     gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the rules and regulations or interpretations of the SEC thereunder. These provisions limit the amount of securities the Fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e. the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.
          At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Fund and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent

19

     that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

     TEMPORARY INVESTMENTS. The Fund may take temporary defensive measures that are inconsistent with the Fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in
     (a) highly liquid short-term fixed-income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to meet its investment objective.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     FUTURES CONTRACTS. The Fund may enter into futures contracts, options, warrants, options on futures contracts, convertible securities and swap agreements for the purpose of simulating full investment and reducing transactions costs. The Fund does not use futures or options for speculative purposes. The Fund will only use futures and options to stimulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.
          Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out

20

     before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.
          Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.
          After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.
          Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.
          Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. The Fund

21

     will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.
          Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.
          The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.
          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high

22

     degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund also bears the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Fund is engaged in only for hedging purposes, the Fund's Officers do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
          Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.
          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

23

     U.S. FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for U.S. federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.
          In order for the Fund to continue to qualify for U.S. federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of non-U.S. currencies or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.
          The Fund will distribute to Shareholders annually any net capital gains which have been recognized for U.S. federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and Shareholders will be advised on the nature of the distributions.

          NON-U.S. INVESTMENTS. The Fund may invest in non-U.S. securities to the extent necessary to carry out its investment strategy of holding all or a representative sample, of the stocks that comprise the index it tracks. Investors should recognize that investing in non-U.S. companies involves certain special considerations which are not typically associated with investing in U.S. companies.

          CURRENCY RISK. Since the stocks of non-U.S. companies are frequently denominated in non-U.S. currencies, and since the Fund may temporarily hold

24

     uninvested reserves in bank deposits in non-U.S. currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward non-U.S. currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     U.S. FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the U.S. federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. Dollar or determined by reference to the value of one or more currencies other than the U.S. Dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. Dollar by a taxpayer whose functional currency is the U.S. Dollar is also treated as a transaction subject to the special currency rules. However, non-U.S. currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, non-U.S. currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss non-U.S. currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The U.S. Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the U.S. Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the non-U.S.

25

     currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as non-U.S. equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. Dollar-denominated investments and non-U.S. currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

          COUNTRY RISK. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain non-U.S. companies than about U.S. companies. Securities of some non-U.S. companies are generally less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of non-U.S. stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain non-U.S. countries, there is the possibility of expropriation of confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.
          Although the Fund will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many non-U.S. stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of the Fund's non-U.S. securities will be somewhat greater than the expenses for the custodial arrangements for handling U.S. securities of equal value.
          Certain governments outside the U.S. levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of non-U.S. withholding taxes will reduce the income received from non-U.S. securities held by the Fund. However, these non-U.S. withholding taxes are not expected to have a significant impact on the Fund, since the Fund seeks long-term capital appreciation and any income should be considered incidental.

(B)  Investment Restrictions:
          The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's Shares. For these purposes, a "majority" of Shares means Shares representing the lesser of:
     (i) 67% or more of the votes cast to approve a

26

     change,  so long as Shares  representing  more than 50% of the  Fund's  net
     asset  value  are  present  or  represented   by  proxy;   or  (ii)  Shares
     representing more than 50% of the Fund's net asset value.

     (1) BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments if its outstanding borrowings exceed 5% of its net assets.
     (2) COMMODITIES. The Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.
     (3) DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.
     (4) ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Trust's Board of Trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.
     (5) INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.
     (6) INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.
     (7) INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose Shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

27

     (8) LOANS. The Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, lending its portfolio securities, or through Vanguard's interfund lending program.
     (9) MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.
     (10) Oil, gas, minerals. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs.
     (11) PLEDGING ASSETS. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.
     (12) UTS/CALLS. The Fund may not purchase or sell put, call, straddle or spread options, except as permitted by the Fund's investment policies relating to commodities.
     (13) REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.
     (14) SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.
     (15) UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.
          The above-mentioned investment limitations are considered at the time investment securities are purchased.
          None of these limitations prevents the Fund from participating in The Vanguard Group (Vanguard). Because the Fund is a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management Structure" for more information.
          In order to permit the sale of its Shares in Japan, the Fund may make commitments more restrictive than the investment policies and limitations described above and in its prospectus. Should the Fund determine that such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its Shares in Japan. In order to comply with the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transaction by the Japanese Securities Dealers Association, as a matter of operating policy:

28

     (1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;
     (2) The Fund, together with other mutual funds managed by The Vanguard Group, Inc., may not purchase more than 50% of the outstanding shares of any issuer;
     (3) The Fund may not invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees);
     (4) The Fund may not sell securities short at any time in excess of its net assets; and
     (5) The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

(C)  Distribution Policy:
          The Fund distributes to Shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in December for the Fund. Capital gains distributions for the Fund generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
          Investors in Japan will receive distributions of income dividends or capital gains in cash.

3.   MANAGEMENT STRUCTURE
(A)  Outline of Management of Assets, etc.:

29

A.   Valuation of Assets:
          The Share price, or "net asset value" per Share for the Fund is calculated by dividing the total assets of the Fund attributed to each Share class, less all liabilities attributed to each Share class, by the total number of Shares outstanding for each class. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. U.S. Eastern time) on each day the Exchange is open for trading.
          Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on an exchange-listed security is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.
          Short-term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.
          Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.
          Non-U.S. securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of the Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.
          In determining the Fund's net asset value per Share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. Dollars using

30

     the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indices. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available, or do not reflect market conditions at the time the Fund is valued, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.
          Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

B.   Management Fee, etc.:
     (a)  Trustee Fees
               The same individuals serve as Trustees of all Vanguard Trusts (with two exceptions, which are noted in the table below), and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their Officers on a shared basis, as well. However, Officers are compensated by The Vanguard Group, Inc., not the Trusts.

          INDEPENDENT TRUSTEES. The Trusts compensate their independent Trustees
          - that is, the ones who are not also Officers of the Trust - in three ways.
          * The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.
          * The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.
          * Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid ten years following retirement, or until each Trustee's death.

          "INTERESTED" TRUSTEE. Mr. Brennan serves as Trustee, but is not paid in this capacity. He is, however, paid in his role as Officer of The Vanguard Group, Inc.

          COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from

31

          all  Vanguard  Trusts  upon  retirement,   and  the  total  amount  of
          compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended December 31, 1999.


                            TRUST COMPENSATION TABLE



------------------------ --------------------- ---------------------- --------------------- ----------------------
   Names of Trustees          Aggregate             Pension or          Estimated Annual     Total Compensation
                          Compensation From     Retirement Benefits      Benefits Upon        From All Vanguard
                            the Trust (1)       Accrued As Part of         Retirement           Funds Paid to
                                               the Trust's Expenses (1)                             Trustees(2)
------------------------ --------------------- ---------------------- --------------------- ----------------------
John C. Bogle(3)                         None                   None                  None                   None
------------------------ --------------------- ---------------------- --------------------- ----------------------
John J. Brennan                          None                   None                  None                   None
------------------------ --------------------- ---------------------- --------------------- ----------------------
JoAnn Heffernan Heisen                $21,767                 $1,199               $15,000                $80,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
Bruce K. MacLaury                     $22,553                 $2,032               $12,000                $75,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
Burton G. Malkiel                     $21,925                 $1,985               $15,000                $80,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
Alfred M. Rankin, Jr.                 $21,767                 $1,452               $15,000                $80,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
John C. Sawhill (4)                   $21,767                 $1,839               $15,000                $80,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
James O. Welch, Jr.                   $21,767                 $2,122               $15,000                $80,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
J. Lawrence Wilson                    $21,767                 $1,533               $15,000                $80,000
------------------------ --------------------- ---------------------- --------------------- ----------------------
(1) The amounts shown in this column are based on the Trust's  fiscal year ended
December 31,  1999.

32

(2) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 103 Vanguard Funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury).
(3) Mr.Bogle has retired from the Trust's Board, effective December 31, 1999.
(4) Mr.Sawhill died in May, 2000.

     (b)  Management  Expenses and Other Expenses
          For its investment management services and other services to the Fund, Small-Cap Index Fund shall pay management expenses and other expenses computed daily and paid monthly based on the Fund's average daily net assets at the annual rate of 0.25% of net assets.. For the fiscal year ended December 31, 1999, Small-Cap Index Fund incurred $6,812,000 of The Vanguard Group, Inc's. management (including transfer agency), distribution and marketing expenses. Small-Cap Index Fund incurred $167,000 in investment advisory expenses for the same period.

     (c)  Account  Administration Fee
          In Japan, an Account Administration Fee at the rate of 0.70% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed in full prior to the end of each quarter, the Account Administration Fee shall be charged on a pro rata basis and assessed at the time of redemption. An Account Administration Fee is compensation to the Distributor for providing account administration and related services. A consumption tax of 5% is added to the Account Administration Fee.

          The Account Administration Fee shall be calculated and collected from each Shareholder in the following manner.

          1. At the end of each calendar quarter, the Shareholder's average daily account will be calculated in respect of the Fund. This initial calculation is in Yen.

          2. A fee of one quarter of the 70 basis point annual fee (60 basis point annual fee from July 17, 2001) will be calculated based on the average account balance so calculated. (Note that in the case of Shareholder accounts which are partially or fully redeemed prior to the end of each calendar quarter, the fee shall be charged in proportion to the period in

33

               which such shareholder holds the shares and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter.)
          3. The Distributor will first attempt to withdraw the Account Administration Fee from the Shareholder's account of Daiwa MRF (Money Reserve Fund) of Daiwa Securities Investment Trust Management Co., Ltd.
          4. If there is an insufficient balance, the Distributor will next attempt to withdraw the fee from the Shareholder's account of DKA's MMF (Money Market Fund) of Dai-ichi Kangyo Asset Management Co., Ltd., with the exception that Distributor will only withdraw from balances invested for periods greater than thirty days.
          5. If there is an insufficient balance, the Distributor will then redeem shares from the Fund in respect of which the Account Administration Fee is collected. If the Shareholder holds two or more Vanguard Funds' Shares, the Distributor will redeem shares in the following order:
               (i) Vanguard Small-Cap Index Fund
               (ii) Vanguard Wellesley Income Fund (Note)
                   (Note)
                    Vanguard Wellesley Income Fund has not yet been registered for public offering as of the date of filing.
          6. Shares are redeemed in whole amounts at a level that is necessary to fund any shortfall. The Distributor will then redeem the necessary Shares, deduct the Account Administration Fee owed by the Shareholder and return any excess proceeds to the Shareholder within four Bank Business Days following the redemption. These proceeds will then be swept by the Distributor to the Shareholder's Daiwa MRF on the following Bank Business Day.

C.   Sales, Repurchases and Custody:
(1)  Sales of Shares:
     a. SALES IN THE UNITED STATES Investors buy their Shares at the Fund's next-determined net asset value after The Vanguard Group, Inc. receives their request. As long as their request is

34

          received before the close of trading on the New York Stock Exchange, generally 4 p.m. U.S. Eastern time, investors will buy their Shares at that day's net asset value.

     b.   SALES IN JAPAN
          In Japan, Shares of the Fund are offered on any Fund Business Day (i.e., any day on which the New York Stock Exchange is open for trading) when sales handling companies are open for business in Japan (with the exception of a day in which the next business day is a national holiday in Japan) during the subscription period mentioned in "10. Period of Subscription, Part I Information Concerning Securities" of the securities registration statement. A sales handling company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. In the case of Vanguard Small-Cap Index Fund, minimum shares to open an account shall be 50 shares and integral multiples of 5 shares. Ongoing purchase shall be made in increments of 5 shares.

          The issue price for Shares during the subscription period shall be, in principal, the net asset value per Share next calculated after the Fund has received such application. The Trade Day in Japan is the day when the Sales Handling Company accepts the order. The payment and delivery shall be made in Yen on the fourth business day from and including the Trade Day. No sales charge is added in Japan, provided, however, that an Account Administration Fee at an annual rate of 0.70% multiplied by the Shareholder's average account balance shall be assessed upon each Shareholder quarterly in arrears. For Shareholder accounts which are redeemed partially or in full prior to the end of each quarter, the Account Administration Fee shall be charged on a pro rata basis and assessed at the time of each redemption. Quarterly assessments shall be net of any fees charged for partial redemptions during the quarter. An Account Administration Fee is compensation to the Distributor in Japan for providing account administration and related services. A consumption tax of 5% is added to the Account Administration Fee.

          Shareholders will receive from the Sales Handling Company a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in Yen in principal and the applicable exchange rate shall be the

35

          exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by the Sales Handling Company. The payment by the investor to the Distributor may be made in U.S. Dollars to the extent that the Sales Handling Companies can agree.

          In addition, the Sales Handling Companies in Japan who are members of the Japan Securities Dealers Association cannot continue sales of the Shares of the Fund in Japan when the net assets of the Fund are less than (Y)100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.

(2)  Repurchase of Shares:
     a.   REPURCHASE IN THE UNITED STATES
          Investors can request a redemption of Shares at any time from their Fund account in any one of three ways: online (only for IRAs and other retirement accounts), by telephone (sell, but not exchange), or by mail. The transaction will be based on the Fund's next-determined Share price, subject to any special rules discussed in this document. No charge is made by the Fund for redemptions. The proceeds of a redemption may be more or less than the Shareholder's cost depending on the market value of the securities held by the Fund.

     b.   REPURCHASE  IN JAPAN
          Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to the Sales Handling Company on a Fund Business Day that is also a business day of the Sales Handling Companies in Japan (with the exception of a day in which the next business day is a national holiday in Japan). The Sales Handling Company shall send such requests to The Vanguard Group, Inc. 1 share is acceptable as the minimum redemption amount.

          The price a Shareholder in Japan will receive is the net asset value next calculated after the Fund receives the repurchase request from the Sales Handling Company. The payment of the price shall be made in Yen through the Sales Handling Companies pursuant to the Contracts or, if the Sales Handling Companies agree, in U.S. Dollars. The payment for repurchase

36

          proceeds shall be made on the fourth business day of the Sales Handling Companies in Japan from and including the Trade Day.

          Although the Account Administration Fee is funded from a Shareholder's account of Daiwa MRF and then DKA's MMF (balances invested for periods greater than thirty-days), if there is an insufficient balance, the Distributor may redeem Shareholder's Shares in the Fund or Funds in which the Shareholder is invested. If the Shareholder holds Shares in more than one Fund the Distributor shall redeem Shares in the following order:
               (i)  Vanguard Small-Cap Index Fund (Note)
               (ii) Vanguard Wellesley Income Fund
               (Note)
               Vanguard Wellesley Income Fund has not yet been registered for public offering as of the date of filing.
               Please refer to "3. Management Structure, (A) Outline of Management of Assets, etc., 3. Management Fee, etc., (c) Account Administration Fee" in detail.
(3)  Suspension of Repurchase:
          The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

          The Fund reserves the right to delay delivery of redemption proceeds - up to seven days - if the amount will disrupt the Fund's operation or performance. If a Shareholder redeems more than $250,000 worth of Shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities rather than in cash. If payment is made in kind, the Shareholder may incur brokerage commissions if the Shareholder elects to sell the securities for cash.
(4)  Conversion of Shares
          In Japan, Shares cannot be converted to securities of other classes or series of the Trust.

37

(5)  Custody of Shares:
          To eliminate the need for safekeeping, the Fund will not issue certificates for Shares.

D.   Miscellaneous:
(1)  Duration and Liquidation:
          Unless terminated as provided in the Agreement and Declaration of the Trust, the Trust shall continue without limitation of time. The Trust may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders. Any series may be terminated at any time by the Trustees upon 60 days prior written notice to the Shareholders of that series.
(2)  Accounting Year:
          The accounts of the Fund will be closed each year on December 31.
(3)  Authorized Shares:
          There is no prescribed authorized number of Shares, and Shares may be issued from time to time.
(4)  Agreement and Declaration of Trust:
          Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the State of Delaware. The Agreement and Declaration of Trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office. Any such restatement and/or amendment thereto shall be effective immediately upon execution and approval. The Certificate of Trust of the Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein.

          In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.

(B)  Outline of Disclosure System:
(1)  Disclosure in U.S.A.:
     (i)  Disclosure to Shareholders

38

          In accordance with the 1940 Act, the Fund is required to send to its Shareholders annual and semi-annual reports containing financial information.
     (ii) Disclosure to the SEC
          The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1940 Act.
(2)  Disclosure in Japan:
     a.   Disclosure to the Supervisory Authority

     (i)  Disclosure  Required  under the  Securities and Exchange Law:
          When the Trustees intend to offer the Shares of the Fund amounting to 100 million Yen or more in Japan, it shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance the securities registration statement together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.

          The Sales Handling Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statement. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at Kanto Local Finance Bureau of the Ministry of Finance.
     (ii) Notifications, etc. under the Law Concerning Securities Investment Trusts and Securities Investment Companies
          If the Management Company conducts business of offering for sale Shares of the Fund, it must file in advance the prescribed matters on the Fund with the Commissioner of Financial Supervisory Agency under the Law Concerning Securities Investment Trusts and Securities Investment Companies (the Law No.198, 1951) (hereinafter referred to as the "Investment Trusts Law"). In

39

          addition, if the Management Company amends the Agreement and Declaration of Trust, it must file in advance such amendment and the details thereof with the Commissioner of Financial Supervisory Agency. Further, the Trustees must prepare the Management Report on the prescribed matters concerning the assets of the Fund under the Investment Trusts Law immediately after the end of each calculation period of the Fund and must file such Report with the Commissioner of Financial Supervisory Agency.

     b.   Disclosure to Japanese Shareholders:
          If the Management Company makes any amendment to the Agreement and Declaration of Trust, the substance of which is important, it must give in advance public notice concerning its intention to make such amendment and the substance of such amendment at least 30 days prior to such amendment, and must deliver the written documents containing the above matters to the Shareholders known in Japan. Provided, however, that if the said written documents are delivered to all the Shareholders in Japan, the relevant public notice is not required to be given.

          The Japanese Shareholders will be notified of the material facts which would change their position and of notices from the Trustees, through the Sales Handling Companies.
               The above-described Management Report on the Fund will be sent to the Shareholders known in Japan.

(C)  Restrictions on Transactions with Interested Parties:
          The Fund may not sell, purchase or loan securities (excluding Shares in the Fund) or grant or receive a loan or loans to or from the adviser, corporate and domiciliary agent, or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major Shareholders (meaning a Shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding Shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.

40

4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.
(A)  Rights of Shareholders and Procedures for Their Exercise:
          Shareholders in Japan must generally register their Shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the Sales Handling Company. Shareholders in Japan may have the Sales Handling Companies exercise their rights on their behalf in accordance with the Contract with the Sales Handling Companies.
          Shareholders in Japan who do not entrust the custody of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
          The major rights enjoyed by Shareholders are as follows:
     (i)  Voting rights
          Shareholders of the Fund are entitled to vote on a matter if: (i) a Shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Agreement and Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Shares; or (iii) the Trustees determine that it is necessary or desirable to obtain a Shareholder vote. The 1940 Act requires a Shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of Shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Shareholders of the Fund receive one vote for each U.S. Dollar of net asset value owned on the record date, and a fractional vote for each fractional Dollar of net asset value owned on the record date, except where voting is otherwise required by law to be based on Share ownership. However, only the Shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote. Shareholders in Japan are entitled to receive from the Sales Handling Companies pursuant to the Account Agreement to be entered between a Sales Handling Company and a Shareholder notices of the Fund, whereby Shareholders have the Sales Handling Company exercise their voting rights.

41

     (ii) Repurchase rights
          Shareholders are entitled to request repurchase of Shares at the Shares' Net Asset Value.
     (iii)Rights to receive dividends
          The Shareholders of the Fund are entitled to receive any dividends or other distributions declared by the Fund. No Shares have priority or preference over any other Shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid ratably to all Shareholders of the Fund according to the number of Shares of the Fund held by Shareholders on the record date.
     (iv) Right to receive distributions upon dissolution
          Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of Shares then held by them, except as otherwise required.
     (v)  Right to inspect accounting books and the like
          Shareholders are entitled to inspect the Agreement and Declaration of Trust, and at the discretion of the Court, the accounting books and the minutes of any Shareholders' meetings.
     (vi) Right to Transfer Shares
          Shares are transferable within Japan to Japanese investors without restriction except as limited by applicable law.

(B)  Tax Treatment of Shareholders in Japan:
          The tax treatment of Shareholders in Japan shall be as follows:

     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
     a. The distributions to be made by the Fund to Japanese individual Shareholders will be subject to separate taxation from other income (i.e., withholding of Japanese income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.
     b. The distributions to be made by the Fund to Japanese corporate Shareholders will be subject to withholding of Japanese income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Payment Handling Companies, which are normally the Sales Handling

42

          Companies, will prepare a report concerning distributions and file such report with the Japanese tax authorities.
     c. The Fund's distribution of dividends, which include net investment income such as interest and net short-term capital gains, will be subject to withholding of U.S. federal income tax at the rate of 15% provided the Japanese investor and the record owner of the Shares submit the necessary documentation to qualify for the 15% rate under an applicable tax treaty. If for any reason the investor is not eligible for a reduced rate under an applicable tax treaty, a 30% U.S. withholding rate will apply.

          Distributions of net long-term realized capital gains will not be subject to withholding of U. S. federal income tax, and the full amount thereof will be subject to tax in Japan.

          If the Distributor obtains the necessary approval from the Japanese tax authorities, the Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of the so-called "difference collecting method." In this method only the difference, if any, between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. tax withheld will be collected in Japan. If the Distributor is unable to use the so-called "difference collecting method", the Distributor will withhold Japanese income tax at the full 20% rate, and Shareholders may obtain a credit for U.S. withholding taxes by submitting the appropriate claim form to the Japanese tax authorities.
     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of shares of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

(C) Foreign Exchange Control in U.S.A.:
          In  the  United  States,   there  are  no  foreign   exchange  control
     restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

43

(D)  Agent in Japan:

          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki 3-chome
          Chiyoda-ku, Tokyo

          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:

     (1) the receipt of any and all communications, claims,actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA, and
     (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
          The agent for the registration with the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan of the public offering concerned as well as for the continuous disclosure and filing the notification with the Commissioner of the Financial Supervisory Agency is the following person:

          Ken Miura
          Attorneys-at-law
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki, 3-chome
          Chiyoda-ku, Tokyo

(E)  Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund have agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo

44


5.   STATUS OF INVESTMENT FUND
(A)  Diversification of Investment Portfolio

- VANGUARD SMALL-CAP INDEX FUND (Includes Institutional Shares)

                                             (As of the end of June, 2000)
-------------------------------------------------------------------------------------------
Types of Assets       Name of Country     Market Value Total Dollar    Investment Ratio
-------------------------------------------------------------------------------------------
Common Stocks         United States                4,580,311,298.12               99.83
U.S. Treasury         United States  *                 3,474,092.50                0.08
-------------------------------------------------------------------------------------------
Sub-Total                                          4,583,785,390.62               99.90
-------------------------------------------------------------------------------------------
Cash, Deposit and
Other Assets (After                                    4,374,119.03                 .10
Deduction of Liabilities)
-------------------------------------------------------------------------------------------
Total                                **            4,588,159,509.65              100.00
(Net Asset Value)                                 (484,051 million JPY)
-------------------------------------------------------------------------------------------

* U.S. Treasury amount includes mortgage-backed securities that are backed by the full faith and credit of the U.S. Government. Fund's assets did not include U.S. Treasury bills, notes, or bonds as of June 30, 2000.
** Net Asset Value For Investor Shares = $4,096,302,610.76.

Note: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

45

(B)Results of Past Operations
     (1)  Record of Changes in Net Assets
          Record of changes in net assets at the end of the following fiscal years and at the end of each months within one year prior to the end of June, 2000 is as follows:

- VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES

--------------------------------------------------------------------------------------
                              Total Net Asset Value        Net Asset Value per Share
--------------------------------------------------------------------------------------
                               US$          Yen
                             (millions)    (millions)            US$         Yen
--------------------------------------------------------------------------------------
The 30th Fiscal Year Ended
on September 30, 1990               40         4,220             8.55         902
--------------------------------------------------------------------------------------
The 31st Fiscal Year Ended
on September 30, 1991              111        11,711            12.03       1,269
--------------------------------------------------------------------------------------
The 32nd Fiscal Year Ended
on September 30, 1992              202        21,311            12.63       1,332
--------------------------------------------------------------------------------------
The 33rd Fiscal Year Ended
on September 30, 1993              432        45,576            16.23       1,712
--------------------------------------------------------------------------------------
October 1, 1993-
January 31, 1994*                  533        56,232            16.24       1,713
--------------------------------------------------------------------------------------
The 34th Fiscal Year Ended
on December 31, 1994
(February 1, 1994 -
December 31, 1994)                 605        63,828            14.99       1,581
--------------------------------------------------------------------------------------
The 35th Fiscal Year Ended
on December 31, 1995               971       102,441            18.61       1,963
--------------------------------------------------------------------------------------
The 36th Fiscal Year Ended
on December 31, 1996             1,713       180,722            20.23       2,134
--------------------------------------------------------------------------------------
The 37th Fiscal Year Ended
on December 31, 1997             2,652       279,786            23.75       2,506
--------------------------------------------------------------------------------------
The 38th Fiscal Year Ended
on December 31, 1998             2,768       292,024            21.20       2,237
--------------------------------------------------------------------------------------
The 39th Fiscal Year Ended
on December 31, 1999             3,553       374,842            23.60       2,490
======================================================================================
1999 End of July                 3,071       323,991            22.72       2,397
            August               2,976       313,968            21.86       2,306
            September            2,987       315,129            21.83       2,303
            October              2,986       315,023            21.91       2,312
            November             3,179       335,385            23.22       2,450
            December             3,553       374,842            23.60       2,490
2000 End of January              3,563       375,897            23.20       2,448
            February             4,270       450,485            27.03       2,852
            March                4,104       432,972            25.02       2,640
            April                3,921       413,666            23.53       2,482
            May                  3,720       392,460            22.17       2,339
            June                 4,096       432,128            24.26       2,559
--------------------------------------------------------------------------------------

46

*Date of reorganization of Vanguard Small Capitalization Stock Fund into Vanguard Small-Cap Index Fund.

47

Record of Distributions Paid
     Amount of distributions per Share for the following fiscal years and for each month during the current fiscal year are shown below.
- VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES

-------------------------------------------------------------------------------
                                                      Total Distributions
-------------------------------------------------------------------------------
                                                          US$       Yen
-------------------------------------------------------------------------------
The 30th Fiscal Year (10/1/89-9/30/90)                  0.040         4
-------------------------------------------------------------------------------
The 31st Fiscal Year (10/1/90-9/30/91)                  0.320        34
-------------------------------------------------------------------------------
The 32nd Fiscal Year (10/1/91-9/30/92)                  0.470        50
-------------------------------------------------------------------------------
The 33rd Fiscal Year (10/1/92-9/30/93)                  0.330        35
-------------------------------------------------------------------------------
10/1/93-1/31/94                                         1.100       116
-------------------------------------------------------------------------------
The 34th Fiscal Year (2/1/94-12/31/94)                  0.590        62
-------------------------------------------------------------------------------
The 35th Fiscal Year (10/1/95-12/31/95)                 0.680        72
-------------------------------------------------------------------------------
The 36th Fiscal Year (10/1/96-12/31/96)                 1.710       180
-------------------------------------------------------------------------------
The 37th Fiscal Year (1/1/97-12/31/97)                  1.389       147
-------------------------------------------------------------------------------
The 38th Fiscal Year (1/1/98-12/31/98)                  1.854       196
-------------------------------------------------------------------------------
The 39th Fiscal Year (1/1/99-12/31/99)                  2.347       248
===============================================================================
1999 End of July                                          --        --
            August                                        --        --
            September                                     --        --
            October                                       --        --
            November                                      --        --
            December                                    2.177       230
2000 End of January                                       --        --
            February                                      --        --
            March                                       0.215        23
            April                                         --        --
            May                                           --        --
            June                                          --        --
-------------------------------------------------------------------------------

48

(3)  Record of Sales and Repurchase
     Record of sales and repurchase as of the end of each fiscal year and number of outstanding Share of the Fund as of the end of each fiscal year are as follows.

SMALL-CAP INDEX FUND - INVESTOR SHARES
[NOTE: FISCAL YEAR OF THIS FUND WAS 9/30 UNTIL IT BECAME A SERIES OF VANGUARD INDEX FUNDS IN 2/1994.]

-----------------------------------------------------------------------------------------------------
                                  Number of               Number of              Number of Out-
                                 Shares Sold         Shares Repurchased          standing Shares
                                    (000)                   (000)                     (000)
-----------------------------------------------------------------------------------------------------
The 30th Fiscal Year                  4,865                  (763)                     4,652
(10/1/89-9/30/90)                    (-)                     (-)                        (-)
-----------------------------------------------------------------------------------------------------
The 31st Fiscal Year                  6,584                (1,970)                     9,266
(10/1/90-9/30/91)                    (-)                     (-)                        (-)
-----------------------------------------------------------------------------------------------------
The 32nd Fiscal Year                 11,026                (4,322)                    15,970
(10/1/91-9/30/92)                    (-)                     (-)                        (-)
-----------------------------------------------------------------------------------------------------
The 33rd Fiscal Year                 15,308                (4,663)                    26,615
(10/1/92-9/30/93)                    (-)                     (-)                        (-)
-----------------------------------------------------------------------------------------------------
(10/1/93-1/31/94)                     8,445                (2,214)                    32,846

The 34th Fiscal Year                 13,095                (5,550)                    40,390
(2/1/94-12/31/94)                    (-)                     (-)                        (-)
-----------------------------------------------------------------------------------------------------
The 35th Fiscal Year                 18,627                (6,821)                    52,196
(1/1/95-12/31/95)                    (-)                     (-)                        (-)
-----------------------------------------------------------------------------------------------------

49

-----------------------------------------------------------------------------------------------------
The 36th Fiscal Year                 43,270               (10,771)                    84,695
(1/1/96-12/31/96)                    (-)                     (-)                        (-)
-----------------------------------------------------------------------------------------------------
The 37th Fiscal Year                 54,449               (27,476)                   111,668
(1/1/97-12/31/97)                    (-)                     (-)                        (-)
-----------------------------------------------------------------------------------------------------
The 38th Fiscal Year                 52,831               (33,911)                   130,588
(1/1/98-12/31/98)                    (-)                     (-)                        (-)
-----------------------------------------------------------------------------------------------------
The 39th Fiscal Year                 61,104               (41,158)                   150,533
(1/1/99-12/31/99)                    (-)                     (-)                        (-)
-----------------------------------------------------------------------------------------------------

50

II. OUTLINE OF THE TRUST

(A)  Law of Place of Incorporation
          The Trust was organized as a Pennsylvania business trust in 1975, and was reorganized as a Delaware business trust in July, 1998. The Fund is registered with the SEC under the 1940 Act as an open-end, diversified management investment company.

(B)  Outline of the Supervisory Authority
          Refer to I - l (B) Outline of the Supervisory Authority.

(C)  Purpose of the Trust
          The Trust was established to conduct, operate, and carry on the business of a management investment company registered under the 1940 Act through one or more series investing primarily in securities.

(D)  History of the Trust

          December 31, 1975 Organization of the Trust as a Pennsylvania business trust.
          July 24, 1998     Reorganization as Delaware business trust.

(E)  Amount of Capital Stock
                  Not applicable.

(F)  Structure of the Management of the Trust
          The Trustees have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by the Agreement and Declaration of Trust. The Agreement and Declaration of Trust provides that the Trustees have the power to do all things and execute all instruments as the Trustees deem necessary, proper or desirable in order to promote the interests of the Trust.
          The number of Trustees shall be from 1 to 15 as fixed from time to time by the Trustees. If any vacancies shall exist, the remaining Trustees shall fill such vacancy by appointing such other individual as they in their discretion shall see fit. A Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of each series. The Trustees shall hold office during the lifetime of this Trust and until its termination or until he or she resigns, is removed or dies.

51
          The Trustees of the Trust are authorized by the Agreement and Declaration of Trust to issue Shares and to authorize the division of Shares into one or more series. The assets of each series shall irrevocably belong to that series for all purposes. The variations in the relative rights, privileges and preferences as between the different series shall be fixed and determined by the Trustees. The Trustees may authorize the division of Shares of any series into Shares of one or more classes of such series, with such variations between classes as may be approved by the Board of Trustees.
          Under the Agreement and Declaration of Trust, the Shareholders have the power, as and to the extent provided therein, to vote only (i) for the election or removal of Trustees as provided in Article IV, Section 1 of the Agreement and Declaration of Trust, and (ii) with respect to such additional matters relating to the Trust as may be required by the applicable provisions of the 1940 Act, including Section 16(a) thereof, and
     (iii) on such other matters as the Trustees may consider necessary or desirable. Each Shareholder shall have one vote for each U.S. Dollar (and a fractional vote for each fractional Dollar) of the net asset value of each Share (including fractional Shares) held by such Shareholder on the record date on each matter submitted to a vote at a meeting of Shareholders. There shall be no cumulative voting in the election of Trustees. Votes may be made in person or by proxy. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.
          Meetings of the Shareholders may be called by the Trustees. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by delivering personally or mailing such notice not more than ninety (90), nor less than ten (10) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust.
          Except as otherwise provided by the 1940 Act or in the Agreement and Declaration of Trust, at any meeting of Shareholders, the presence in person or by proxy of the holders of record of Shares issued and outstanding and entitled to vote representing more than fifty percent of the total combined net asset value of all Shares issued and outstanding and entitled to vote shall constitute a quorum for the transaction of any business at the meeting. Any meeting of Shareholders may be

52

     adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt By-Laws not inconsistent with the Agreement and Declaration of Trust to provide for the conduct of the business of the Trust. The By-Laws contemplate that the Trustees shall elect a Chairman, a President, a Treasurer and a Secretary. The Trustees may elect or appoint such other officers or agents as the business of the Trust may require. The Trustees may delegate to any officer or committee the power to appoint any subordinate officers or agent. The Trustees may amend or repeal the By-Laws of the Trust to the extent such power is not reserved to the Shareholders.
          The Trustees may in their discretion provide for regular or stated meetings of the Trustees. Notice of regular or stated meetings need not be given. Meetings of the Trustees other than regular or stated meetings shall be held whenever called by the Chairman or by any Trustee. Notice of the time and place of each meeting other than regular or stated meetings shall be mailed to each Trustee at least two days before the meeting, or shall be telegraphed, cabled, or wirelessed to each Trustee, or personally delivered to him or her at least one day before the meeting.
          A majority of the Trustees present in person at any regular or special meeting of the Trustees shall constitute a quorum for the transaction of business at such meeting. Except as otherwise required by law, the Agreement and Declaration of Trust or the Trust's By-Laws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting at which a quorum is present, or by written consent of all of the Trustees.
          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers and Shareholders of the Trust under the circumstances and on the terms specified therein.

(G)  Information Concerning Major Shareholders
          As of the date hereof, no person owned of record 5% or more of the outstanding Shares of the Fund.

53

(H)  Information Concerning Directors, Officers and Employees
     (1)  Trustees and Officers of the Trust

                                                            (as of the end of June, 2000)
----------------------- --------------------- ---------------------------------------------------- ---------------------
Name                           Office and Title    Resume                                          Small-Cap Index Fund
----------------------- --------------------- ---------------------------------------------------- ---------------------
John J. Brennan                Chairman, Chief     Chairman, Chief Executive Officer and                         0
                               Executive Officer   President of The Vanguard Group, Inc.
                               and Trustee
----------------------- --------------------- ---------------------------------------------------- ---------------------
JoAnn Heffernan Heisen         Trustee             Vice President, Chief Information Officer, and                0
                                                   member of the Executive Committee of Johnson
                                                   and Johnson, Director of Johnson &
                                                   Johnson*Merck Consumer Pharmaceuticals Co., The
                                                   Medical Center at Princeton, and Women's
                                                   Research and Education Institute.
----------------------- --------------------- ---------------------------------------------------- ---------------------
Bruce K. MacLaury              Trustee             President Emeritus of The Brookings                           0
                                                   Institution; Director of American Express Bank,
                                                   Ltd., The St Paul Companies, Inc., and National
                                                   Steel Corp.
----------------------- --------------------- ---------------------------------------------------- ---------------------
Burton G. Malkiel              Trustee             Chemical Bank Chairman's Professor of                         0
                                                   Economics, Princeton University; Director of
                                                   Prudential Insurance Co. of America, Banco
                                                   Bilbao Gestinova, Baker Fentress & Co., The
                                                   Jeffrey Co., and Select Sector SPDR Trust.
----------------------- --------------------- ---------------------------------------------------- ---------------------
Alfred M. Rankin, Jr.          Trustee             Chairman, President, Chief Executive Officer,                 0
                                                   and Director of NACCO Industries; and Director
                                                   of the BFGoodrich Co.
----------------------- --------------------- ---------------------------------------------------- ---------------------

54

----------------------- --------------------- ---------------------------------------------------- ---------------------
James O. Welch, Jr.            Trustee             Retired Chairman of Nabisco Brands, Inc.;                     0
                                                   retired Vice Chairman and Director of RJR
                                                   Nabisco; Director of TECO Energy, Inc., and
                                                   Kmart Corp.
----------------------- --------------------- ---------------------------------------------------- ---------------------

J. Lawrence Wilson             Trustee             Retired Chairman of Rohm & Haas Co.; Director        15,160.547
                                                   of Cummins Engine Co., The Mead Corp., and
                                                   AmeriSource Health Corp.; and Trustee of
                                                   Vanderbilt University.
----------------------- --------------------- ---------------------------------------------------- ---------------------
Raymond J. Klapinsky           Secretary           Managing Director of The Vanguard Group, Inc.;                0
                                                   Secretary of The Vanguard Group, Inc. and of
                                                   each of the investment companies in The
                                                   Vanguard Group.
----------------------- --------------------- ---------------------------------------------------- ---------------------
Thomas J. Higgins              Treasurer           Principal of The Vanguard Group, Inc.;                        0
                                                   Treasurer of each of the investment companies
                                                   in The Vanguard Group.
----------------------- --------------------- ---------------------------------------------------- ---------------------
Robert D. Snowden              Controller          Principal of The Vanguard Group, Inc.;                        0
                                                   Controller of each of the investment companies
                                                   in The Vanguard Group.
----------------------- --------------------- ---------------------------------------------------- ---------------------

(2)  Employees of the Trust
          The Trust does not have any employees.

(I)  Description of Business and Outline of Operation
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company, to render investment management services, The Chase Manhattan Bank, as Custodian, to hold the assets of the Fund in custody, and The Vanguard Group, Inc. to act as the Transfer and Dividend-Paying Agent.

(J)  Miscellaneous
     (1)  Changes of Trustees and Officers

55
          Trustees may be removed by, among other things, a vote of two-thirds of the outstanding Shares of each series. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate, provided, however, that the number of Trustees shall in no event be more than 15. The Trustees may elect and remove officers as they consider appropriate.
     (2)  Amendment to the Agreement and Declaration of Trust
          Generally, approval of Shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, designation of a series, any change which does not adversely affect the economic value or legal rights of a Shareholder, or changes deemed advisable by the Trustees to conform the Agreement and Declaration of Trust to the requirements of applicable laws.
     (3)  Litigation and Other Significant Events
          Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Fund is December 31.

56

III. OUTLINE OF THE OTHER RELATED COMPANIES

(A) The Vanguard Group, Inc. (the "Investment Manager" and the "Transfer and Dividend-Paying Agent")
(1)  Amount of Capital
     US$ 100,025,410 (\10,552,680,755)
(2)  Description of Business
     The  Vanguard  Group,  Inc.  was  established  in 1974  under  the  laws of
     Pennsylvania and is registered as an investment adviser under the Investment Advisers Act of 1940. The Vanguard Group, Inc. was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the Shareholders of the Fund and other members of The Vanguard Group of Investment Companies (separately, the "Vanguard Funds"). The Amended and Restated Funds' Service Agreement provides that each Vanguard Fund may be called upon to invest up to 0.40% of its current net assets in The Vanguard Group, Inc. as contributions to Vanguard's capitalization, and that there is no limit on the U.S. Dollar amount that each Vanguard Fund may contribute to Vanguard's capitalization. The amounts which each of the Vanguard Funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each Vanguard Fund's relative net assets and its contribution to Vanguard's capital. At December 31, 1999, each sub-fund of the Trust had contributed capital to The Vanguard Group, Inc. representing 0.02% of its net assets. The total amount contributed by the Trust was $29,702,000, which represented 29.7% of Vanguard's capitalization.
(3)  Outline of Business Relationship with the Fund
     The Vanguard Group, Inc. acts as investment manager and transfer and dividend-paying agent to the Fund.

(B)  The Chase Manhattan Bank (the "Custodian")
(1)  Amount of Capital as of the end of June, 2000
     US$ 2,151 million (approximately \ 226.9 billion)
(2)  Description of Business
     The Chase Manhattan Bank engages in business as a financial institution.
(3)  Outline of Business Relationship with the Fund
     The Chase Manhattan Bank acts as custodian and renders custody services to the Fund.

57

(C)  Monex, Inc. (the "Agent Company" and the "Distributor in Japan")
(1)  Amount of Capital:
     \3,551,264,000 as of the end of June, 2000.
(2)  Description of Business:
     Monex, Inc. engages in business as a securities company in Japan.
(3)  Outline of Business Relationship with the Fund:
     Monex, Inc. acts as the Agent Company and the Distributor in Japan.

(D)  Capital Relationships
          The Trust contributed to 29.7% of capitalization of The Vanguard Group, Inc.

(E)      Interlocking Directors

--------------------------------------- ------------------------------------ -------------------------------------
                                                       Trust                          Investment Manager
--------------------------------------- ------------------------------------ -------------------------------------
     John J. Brennan                                Chairman                       Chairman, President and
                                              Chief Executive Officer              Chief Executive Officer
                                                      Trustee
--------------------------------------- ------------------------------------ -------------------------------------
     JoAnn Heffernan Heisen                          Trustee                              Director
--------------------------------------- ------------------------------------ -------------------------------------
     Burton G. Malkiel                               Trustee                              Director
--------------------------------------- ------------------------------------ -------------------------------------
     Alfred M. Rankin, Jr.                           Trustee                              Director
--------------------------------------- ------------------------------------ -------------------------------------
     James O. Welch, Jr.                             Trustee                              Director
--------------------------------------- ------------------------------------ -------------------------------------
     J. Lawrence Wilson                              Trustee                              Director
--------------------------------------- ------------------------------------ -------------------------------------


IV.      FINANCIAL CONDITIONS OF THE FUND

1.   FINANCIAL STATEMENTS
a. The following financial statements in the Japanese language of the Fund for the recent two years are the translations into the Japanese language of its original audited financial statements prepared by the Fund (except for Japanese Yen amount converted). These translations are incorporated into this document by application of the proviso of the Article 127-5 of the "Regulations Concerning the Terms, Forms and Methods of Preparation of Financial Statements, Etc. (Ministry of Finance Ordinance No. 59 of 1963)" in accordance with the "Ministerial Ordinance re:

58

     Disclosure of Information, Etc. of the Specified Securities (Ministry of Finance Ordinance No. 22 of 1993)".

     The above original financial statements of the Fund are audited by PricewaterhouseCoopers LLP who are the auditors in the Fund's home country. Its audit reports are obtained as shown on the following pages.

b.   The  original  financial  statements  of the  Fund  are  expressed  in U.S.
     Dollars. The Japanese translations of the financial statements contain certain Japanese Yen amounts converted. Such conversion is made at the rate which is the mean of T.T. selling and buying exchange rates vis-a-vis customers quoted by The Bank of Tokyo-Mitsubishi, Ltd. on June 30, 2000 (US$1=(Y)105.50). The Yen amounts are rounded in thousands.

59

2.   CONDITION OF THE FUND- - VANGUARD SMALL-CAP INDEX FUND
(a) Statement of Net Assets (As of the end of June, 2000) (Including Institutional Shares)

-------------------------------------------------------------------------------
                                              (As of the end of June, 2000)
-------------------------------------------------------------------------------
                                                  $                \
-------------------------------------------------------------------------------
                                                             (in thousands
                                                             except column e)
-------------------------------------------------------------------------------
   a.  Total Assets                        5,187,821,450.76      547,315,163
-------------------------------------------------------------------------------
   b.  Total Liabilities                     599,661,941.11       63,264,335
-------------------------------------------------------------------------------
   c.  Total Net Assets (a-b)   *          4,588,159,509.65      484,050,828
-------------------------------------------------------------------------------
   d.  Total Number of         **            189,304,835.56 shares
       Shares Outstanding
-------------------------------------------------------------------------------
   e.  Net Asset Value        ***                     24.24           \2,557
       per Share (c/d)
-------------------------------------------------------------------------------
*   Total Net Assets for Investor Shares = $4,096,302,610.76.
** Total Number of Shares Outstanding for Investor Shares = 169,025,783.236. *** Net Asset Value Per Share for Investor Shares = $24.26.

Top30

61

V.   SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT
     FUND SECURITIES

1.   Transfer of the Shares
          The transfer agent for the Shares is The Vanguard Group, Inc., whose address is 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.
          The Japanese investors who entrust the custody of their Shares to a Sales Handling Company shall have their Shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of Shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3. There are no annual Shareholders' meetings. Special Shareholders' meetings may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.


VI.      MISCELLANEOUS

(1)  The ornamental design is used in cover page of the Japanese Prospectus.
(2)  Summarized Preliminary Prospectus will be used.
     Attached document will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of
     Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.
     (a) The content of the Summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mailers in envelopes) or by an internet home page, newspapers, magazines and other books.
     (b) The layout, quality of papers, printing color, design etc. of the Summarized Preliminary Prospectus may vary depending on manner of usage. Photos and illustrations set forth in the attached may be used.

62


PART III.         SPECIAL INFORMATION

I.   OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN DELAWARE

     A.   Outline of the Investment Trusts in Delaware

     Delaware business trusts are governed by Chapter 88 of the Delaware Code. See Part II, Information Regarding the Issuer, Section I.1.(3) a. for a summary of the provisions contained in Chapter 88. To create a trust, a certificate of trust is filed with the Secretary of State of the State of Delaware. Delaware business trusts are a common organizational form for U.S. registered management investment companies.

     B.   The System of Mutual  Funds  created as  Delaware  Business  Trusts in
Delaware

     A Delaware business trust is in the widest sense a business organization like a corporation or partnership. It can issue shares (beneficial holdings) which may be freely transferred; the holders of such shares may receive dividends out of the income of the trust; and the management is separate from the ownership of each organization. Except to the extent otherwise provided in the governing instrument of a Delaware business trust, the business and affairs of a Delaware business trust shall be managed by or under the direction of its trustees. See section 3806 of the Delaware Business Trust Act.

     Additionally, as a registered investment company (mutual fund), a Delaware business trust is regulated by the 1940 Act and other related U.S. federal and state laws. As long as a Delaware business trust operates as a registered mutual fund, the shareholders of the trust derive certain rights and protections under the U.S. federal securities laws. Such U.S. federal laws prohibit all false and misleading statements or omissions of material facts from the contents of the mutual fund's registration statement filed with the SEC. Further, various securities laws contain similar prohibitions in connection with the offer, sale and advertising of mutual funds.

     (1)  Formation of a Delaware Business Trust

63

     A Delaware business trust is created by a trust instrument ("Declaration") and the filing of a certificate of trust pursuant to section 3810 of the Delaware Business Trust Act. Property of the trust is transferred to the trustees in accordance with the Declaration, and the trustees manage and operate the trust for the benefit of the beneficial shareholders, whose shares may be freely transferred.

     A Declaration generally contains such matters as the name of the trust, purpose, compensation to be paid to the trustees, powers and responsibilities of the trustees, shareholder meetings, rights of shareholders, payment of dividends, redemption of shares, period and termination of the trust, and the governing law of the trust.

     To become a registered mutual fund, a registration statement must be filed with the SEC under the Securities Act of 1933 and an election must be made under the 1940 Act.

2)   Issuance of Shares

     In order to issue mutual fund shares, a fund must have a prospectus which contains various items of disclosure relating to the fund and its shares, such as: the fees associated with a purchase of the fund's shares, financial information about the fund for the past five years (or for the length of time the fund has been in operation), the fund's objectives and policies, any investment restrictions, the price at which shares may be purchased, the method by which shareholders may purchase and redeem shares, dividend and tax information relating to the ownership of shares, descriptions of the fund's management and expenses paid by the fund, a description of the fund's shares and any other information the fund desires to provide potential shareholders. The regulations regarding the issuance of a mutual fund's shares are the U.S. federal securities laws, Blue Sky laws and various sections of the Internal
Revenue Code. The shares may not be issued unless the fund has an effective registration statement on file with the SEC. Further, each share of stock issued by a mutual fund must be a voting share and have equal voting rights with all other outstanding voting shares.

64

(3)  Management and Operation of a Mutual Fund

     Management and operation of a mutual fund is generally conducted by having an investment advisory agreement with an investment adviser. The requirements for becoming an investment adviser for a mutual fund are that the adviser must be a registered investment adviser under the Investment Advisers Act of 1940, and must have been approved by the Board of Trustees/Directors of a fund and its shareholders. The investment adviser discloses certain information to the competent supervisory authorities and the fund's shareholders, in accordance with the investment advisory agreement, with respect to the management and operation of the fund's assets.

     An advisory fee calculated in accordance with the net asset value of the fund is paid to the investment adviser. An investment adviser generally executes an investment advisory agreement with a fund relating to the investment and reinvestment of the fund's assets. Such investment and reinvestment must be conducted subject to the investment objectives and restrictions provided for in the prospectus and other governing instruments.

a.   Valuation of Assets

     The fund's net asset value per share is calculated each business day of the fund, and it is furnished to the National Association of Securities Dealers, Inc. (the "NASD"). Major newspapers in the United States obtain the information from the NASD and report such information on a daily basis. The total net asset value of the fund is determined by subtracting the fund's total liabilities from its total assets. The net asset value per share of the fund is determined by dividing the fund's net assets by the total number of shares outstanding at the time of calculation.

65

b.   Sale, Redemption and Custody of Shares

     (i) The purchase price of a fund's shares will be the net asset value per share next computed after receipt of the sales order by the fund plus the sales charge, if applicable. Such purchase price is set forth in the prospectus.

     (ii) Redemption of shares shall be made for one share or its multiple, and the redemption price per share shall be the net asset value per share next computed after receipt by the fund of the order and share certificate if share certificates have been issued. Subject to certain rules of the SEC, the fund may suspend the right of redemption temporarily. The principal underwriter may charge fees upon such redemption.

     (iii) Custody of Shares

          Investors' shares are usually held in book entry form by the fund's transfer agent. Certificates for shares are issued only on request of the shareholder. The transfer agent will furnish such shareholders with detailed statements of their accounts. In cases where certificates for shares have been issued to investors, such
          certificates   for   shares  are   usually  in  the   custody  of  the
          shareholders.

c.   Outline of Disclosure Requirements

     (i)  Disclosure to shareholders

          In accordance with the 1940 Act, a fund sends to its shareholders annual and semi-annual reports relating to its operations that contain financial information.

     (ii) Disclosure to the SEC

          Pursuant to the 1940 Act, a fund reports details of its financial condition and business operations to the SEC by annual and semi-annual reports.

66

d.   Shareholders' Rights, and Procedures for the Exercise Thereof

          Shareholders must be registered with a fund in order to exercise shareholders' rights directly against the fund. The representative right afforded to shareholders is the voting right. Other rights include the right to receive dividends, the right to receive distributions upon dissolution, the right to inspect accounting books and the like, the right to transfer shares, and other rights with respect to the U.S. registration statement (including the prospectus).

     (i)  Voting rights

          Shareholders are entitled to one vote for each full fund share owned and a proportionate fractional vote for each fractional share owned with respect to such matters as the election and removal of trustees, approval or termination of any investment advisory, management or underwriting agreement, whether an action should be brought derivatively or as a class action on behalf of the fund, and certain amendments to the trust agreement. Voting rights shall be exercised at a shareholders' meeting, or without meeting if a consent in writing setting forth such action is signed by the shareholders entitled to vote on the subject matter thereof holding a majority of the shares entitled to vote thereon. Shareholders' meetings shall be convened by the trustees or such other persons as specified in the fund's By-laws, and the meeting shall be held at the head office of the fund or such other place as the trustees may designate. Shareholders representing more than 50% of the outstanding shares entitled to vote being present (including those present by proxy) shall constitute a quorum unless otherwise provided for in any applicable statutes, rules and regulations, and, except as otherwise provided by law, the fund's Declaration of Trust, or By-laws, approval of a matter is given by vote (including vote by proxy) of a majority of the shares present and entitled to vote.

     (ii) Redemption rights

67

          Shareholders are entitled to request redemption of shares at their net asset value at any time, provided that the fund may suspend the right of redemption temporarily during the periods subject to the rules of the SEC under the 1940 Act.


     (iii)Right to receive dividends

          Shareholders are entitled to receive any declared distributions for each share held by them. Record dates are designated for the payment of distributions and payments are usually made during the months in which the record date falls or in the following month.


     (iv) Right to receive distributions upon dissolution

          Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them.


     (v)  Right to inspect accounting books and the like

          Shareholders are entitled to inspect the Declaration of Trust and, subject to the discretion of the court, the fund's accounting books and minutes of shareholders' meetings.


     (vi) Right to transfer shares

          Shares are transferable without restriction.


     (vii)Rights with respect to the U.S. registration statement

          The Securities Act of 1933 provides that if any effective part of the registration statement contains an untrue statement of material fact or omits to state a material fact required to be stated therein or necessary to make the statement therein not misleading, any person acquiring such security may sue every person who signed the registration statement, every person who was a

68

          trustee (or person performing similar functions) of the issuer at the time of filing of the registration statement, certain other persons who prepared any part of the registration statement and every underwriter with respect to such security.

69

e.   Related Company and Others

     (i)  Investment management company

          The investment management company shall manage and operate the assets of a fund subject to the terms of the investment advisory agreement and the fund's investment objectives and restrictions. The requirements for becoming an investment management company are that the manager must be a registered investment adviser under the Investment Advisers Act of 1940 and must have been approved by the Board of Trustees/Directors of a fund and its shareholders.


     (ii)  Investment adviser

          The investment adviser is usually the investment management company which ordinarily sponsors or organizes the mutual fund. The duties of the investment adviser are similar to those of the investment management company and include the management of the fund's investments and performance of certain administrative, clerical, bookkeeping and accounting services as set forth in the investment advisory agreement.


     (iii)Underwriter-distributor

          The underwriter-distributor is usually connected with the investment adviser. Frequently, the underwriter-distributor is a subsidiary of the investment adviser. The underwriter-distributor must register as a broker-dealer with the SEC and must join the NASD.


     (iv) Custodian

          The mutual fund usually appoints a bank to hold its securities and other assets as custodian. The requirements for becoming a custodian of a mutual fund are that the entity be either a bank having aggregate capital, surplus and undivided profits of not less than U.S.$500,000, be a member of a national securities

70
          exchange, or be a central certificate depositary established by a national securities exchange or a registered national securities association. A mutual fund may act as its own custodian under certain circumstances.

f.   Governing Laws and Competent Authorities

     (i) Governing laws regarding the creation and operation of a mutual fund created as a Delaware business trust

          A Delaware business trust is created under the laws of the State of Delaware and is subject to the laws of that state. With respect to its operation as a mutual fund, it is also subject to the 1940 Act, the United States Internal Revenue Code, and regulations promulgated under each statute. With respect to the sale of its Shares, the fund is subject to the Securities Act of 1933, the Securities Exchange Act of 1934, the Blue Sky Laws and the regulations promulgated under said laws. In addition, a Delaware business trust and its trustees may be subject to common law principles established through judicial decisions.

          The substance of the governing law is as follows:

          Delaware Business Trust Act (Delaware Code Chapter 38 et seq. ("Treatment of Delaware Business Trusts"))
          Chapter 38 provides as follows:
          Delaware has had in effect since October 1, 1988, the Business Trust Act which expressly recognizes the Delaware business trust. The principal purpose of the Business Trust Act is to modernize the common law and provide certainty by codifying Delaware law with respect to the use of trusts in business transactions.

          The Business Trust Act permits the trust agreement of a business trust to establish whatever rights and obligations of the trustees and of the beneficial owners as are desirable. The voting rights of trustees or beneficial owners, or any class or series thereof, may be expanded, limited or eliminated with

71

          respect to virtually any matter relating to the business trust. This flexibility provides an advantage over alternative forms of business organizations and common law trusts which often are subject to mandatory provisions.

          A Delaware business trust may be merged or consolidated with a foreign or Delaware corporation, limited partnership, limited liability company or business trust pursuant to statutory procedures contained in the Business Trust Act. A merger or consolidation may be pre-authorized, or may be conditioned upon the approval of a specific class or percentage of trustees or beneficial owners, as set forth in the trust agreement of the business trust. Thus, a business trust may be converted into another form of business entity in order to take advantage of future changes in the tax laws or the securities markets. Under the Business Trust Act, the beneficial owners of a Delaware business trust have the same limitations of personal liability as shareholders of a Delaware corporation. Except to the extent otherwise provided in the trust agreement, a business trust is managed by or under the direction of its trustees, who are not liable for the obligations of the business trust. The Business Trust Act provides that at least one trustee must be a Delaware resident. However, a trust that is or will become a registered investment company is exempt from this requirement. This requirement may be satisfied by engaging a trust company with its principal place of business in Delaware. The duties of the trustees may be specified in the trust agreement. Moreover, the trust agreement may provide for the appointment of managers, employees or other persons to manage the business trust with such rights, powers and duties as are set forth herein.

          To the extent that trustees or other persons who are responsible for managing the business trust have duties (including fiduciary duties) and liabilities relating thereto to the business trust or to the beneficial owners, such persons' duties may be expanded or restricted by the trust agreement. In addition, such persons shall not be liable for their good faith reliance on the provision of the trust agreement.

     Common Law

72

          Common law is non-statutory law developed through court judgments. Certain legal principles developed through decisions rendered by the courts of the State of Delaware may be applicable to Delaware business trusts and trustees of such trusts.


     Investment Company Act of 1940

          The Investment Company Act of 1940 (the "1940 Act") gives the SEC the authority to enforce the 1940 Act's provisions. The 1940 Act requires an investment company to (i) disclose financial information and fundamental policies, (ii) submit registration statements to the SEC, and (iii) submit and deliver certain reports to the SEC and shareholders. The 1940 Act generally prohibits such companies from changing the nature of their business or other fundamental policies without the approval of the shareholders. The 1940 Act regulates the custody of the fund's assets and, more generally, the fund's business and conduct.


     Securities Act of 1933

          The Securities Act of 1933 (the "1933 Act") regulates the registration of securities. The 1933 Act requires information with regard to securities being issued or sold to be disclosed by means of a registration statement, including a prospectus. The 1933 Act makes any fraudulent act in connection with the issuance or sale of such securities unlawful.


     Securities Exchange Act of 1934

          The Securities Exchange Act of 1934 (the "1934 Act") regulates the purchase and sale of securities and pertains to continuous disclosure with respect to securities, proxy statements, unlawful use of inside information and other fraudulent conduct. It also includes provisions relating to the securities markets as well as extensive regulations relating to securities dealers.

73

     The Internal Revenue Code of 1986

          The Code provides for the qualification of a fund to be treated as a regulated investment company.

    (ii)  Outline of the Supervisory Authorities

          A Delaware business trust which operates as a registered investment company is subject to supervision by the SEC and the securities authorities of the various U.S. states.


     The SEC

(a)  Acceptance of registration applications
     (Sections 7 and 8 of the 1940 Act)

          An investment company must register with the SEC by filing a notification of registration in such form as the SEC shall prescribe. An investment company is deemed to have been registered when it has filed such registration notification with the SEC. After filing the proscribed notification, an investment company must file a registration statement with the SEC.

(b) Suspension or revocation of registration as a registered investment company (Section 8 of the 1940 Act)

          An investment company may have its registration suspended or revoked by order of the SEC if it fails to submit a registration statement or report if either is materially defective.

(c)  Supervision of changes in trustees and officer
     (Section 9(b) of the 1940 Act)

74

          The SEC can prohibit trustees and officers from serving as such in the event they are found to have willfully violated certain U.S. federal securities laws.

(d)  Examination of registration statement
     (Sections 5 and 8 of the 1933 Act)

          In order to sell shares to the public, a fund must file a registration statement with the SEC and such statement must have become effective. The registration statement is prepared in accordance with Form N-1A and must include the information required by Form N-1A and, more generally, the 1933 Act and rules thereunder. The SEC will examine the registration statement and, if it is defective, may order its modification or deny its effectiveness. Parts A and B of the Form N-1A registration statement consist of the investment company's prospectus and statement of additional information, respectively.

(e)  Supervision of the business
     (Section 12 of the 1940 Act)

          The SEC regulates the function and activities of investment companies, including such matters as the purchase of securities on margin, short sales of securities, underwriting commitments, acquisition of securities issued by other investment companies, organization of face amount certificate companies, acquisition of voting stock of insurance companies and other matters.

(f)  Acceptance of periodic reports
     (Section 30 of the 1940 Act)

75

          The SEC requires all investment companies to submit annual and other reports. The SEC regulates the content of these reports, thereby exercising its supervisory authority.


     State Securities Supervisory Authorities

(a)  Provisions concerning licenses

          Most states require brokers, dealers, securities salespersons, and certain investment advisers either to acquire licenses from the state or, at least, to be registered with a state agency.

(b)  Provisions concerning registration of securities

          Most of the 50 states require notification of the availability of shares upon registration of a fund's shares with the SEC prior to any lawful sale or offer to sell.

(c)  Provisions concerning prevention of fraud

          In general, the Blue Sky Laws provide various sanctions for fraudulent acts in connection with the sale of securities, such as prosecution resulting in fine and/or imprisonment, injunction, an order requiring payment of the deposit, temporary suspension or revocation of license or registration, and civil liability for damages.


g.   Dissolution, Termination, etc.

     (i)  Dissolution and termination

          In order to dissolve or terminate a fund, one must obtain approval of the fund's Board of Trustees/Directors to such action, notify shareholders and file appropriate documents with the SEC. To liquidate a fund, all of the assets of the fund must be distributed to its shareholders.

76

     (ii) Amendments to the trust agreements

          Amendments to the trust agreement may be made by vote or with the written consent of the trustees and, as to some matters which might have detrimental effects upon the shareholders, by approval of the holders of a majority of the outstanding Shares.

h.   Taxation of a Delaware business trust

          If a fund complied with the conditions contained in Section 851 of the Internal Revenue Code, the fund is qualified as a regulated investment company, and distributes all of its net investment income and net capital gains, if any, to shareholders annually. Thus it will be relieved of any U.S. federal income tax liability. Income dividends and net short-term gains distributions received by shareholders are taxable as ordinary income and net long-term gains are taxable as capital gains regardless of how long the shareholder has held the shares of the fund.

77


II.  FORM OF FOREIGN INVESTMENT FUND SECURITIES

         No Share certificates of the Fund shall be issued.

Notes to financial statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. Security Valuation: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Trustees to represent fair value.
     2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. Repurchase Agreements: The fund, along with other members of The Vanguard Group, transfer uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. Futures Contracts: The fund uses S&P 500 Index, S&P MidCap 400 Index, and Russell 2000 index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

  Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).
     5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
     6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Transaction fees assessed on purchases of capital shares are credited to paid in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the Board of Trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 1999, the fund had contributed capital of $727,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 0.7% of Vanguard's capitalization. The fund's Trustees and officers are also Directors and officers of Vanguard.

C. The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in its non-interest-bearing custody account. For the years ended December 31, 1999 and 1998, custodian fee offset arrangements reduced expenses of the fund by $17,000 and $4,000, respectively.

D. The fund offers two classes of shares, Investor Shares and Institutional Shares. Institutional Shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor Shares are offered to all other investors. Both classes of shares have equal rights to assets and earnings, except that each class bears certain class-specific expenses related to its shareholder activity. Class-specific expenses for the years ended December 31, 1999 and 1998 represented 0.16% and 0.15%, respectively, of average net assets for investor shares and 0.03% for each year for institutional shares.
     Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

E. During the years ended December 31, 1999 and 1998, the fund purchased $1,691,104,000 and $1,298,866,000, respectively, of investment securities and sold $979,497,000 and $961,558,000, respectively, of investment securities other than temporary cash investments.

F. At December 31, 1999, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $588,293,000, consisting of $1,144,013,000 on securities that had risen in value since their purchase and $577,720,000 in unrealized losses on securities that had fallen in value since their purchase. The aggregate settlement value of open Russell 2000 Index futures contracts expiring in March 2000 and the related unrealized appreciation were $8,669,000 and $412,000, respectively. Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

G. The market value of securities on loan to broker/dealers at December 31, 1999, was $126,757,000, for which the fund had received cash collateral of $151,600,000. Cash collateral received is invested in repurchase agreements.

--------------------------------------------------------------------------------
       STATEMENT OF NET ASSETS                         DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                                     MARKET
                                                                     VALUE*
       SMALL-CAP INDEX FUND                            SHARES         (000)
--------------------------------------------------------------------------------
       COMMON STOCKS (96.6%)(1)
o      American Tower Corp. Class A                   322,160         9,524
o      Network Appliance, Inc.                        210,100         9,422
o      Legato Systems, Inc.                           128,200         8,453
o      Nova Corp. (Georgia)                           239,837         8,319
o      Lycos, Inc.                                    146,800         8,157
o      MedImmune Inc.                                  81,700         8,124
o      Sepracor Inc.                                   92,600         8,108
o      Rational Software Corp.                        299,479         7,936
o      NTL Inc.                                       140,067         7,905
o      Express Scripts                                117,200         7,867
o      Electronics for Imaging, Inc.                  183,700         7,348
o      CSG Systems International, Inc.                 88,300         6,976
       New Plan Excel Realty Trust REIT               309,100         6,858
o      PMC Sierra Inc.                                106,200         6,704
       Adolph Coors Co. Class B                       118,600         6,693
o      Microchip Technology, Inc.                     177,700         6,575
o      Premier Parks Inc.                             215,800         6,528
o      Valassis Communications, Inc.                  125,800         6,494
o      CMGI Inc                                        60,500         6,443
o      Devry, Inc.                                    208,600         6,388
o      Agouron Pharmaceuticals, Inc.                  107,706         6,328
       Reinsurance Group of America, Inc.              86,300         6,041
o      Novellus Systems, Inc.                         118,200         5,851
o      Covance, Inc.                                  199,500         5,810
o      Winstar Communications, Inc.                   148,500         5,791
o      USWeb Corp.                                    218,600         5,766
       National Data Corp.                            118,200         5,755
o      Western Wireless Corp. Class A                 261,400         5,751
o      E*TRADE Group, Inc.                            122,900         5,749
       First American Financial Corp.                 178,900         5,747
o      American Management Systems, Inc.              143,000         5,720
o      SPX Corp.                                       85,200         5,708
o      Acxiom Corp.                                   182,930         5,671
o      PSS World Medical, Inc.                        236,762         5,446
       Minnesota Power, Inc.                          122,000         5,368
       First Brands Corp.                             136,100         5,367
o      Jabil Circuit, Inc.                             71,200         5,313
o      Linens 'n Things, Inc.                         133,200         5,278
o      Informix Corp.                                 530,100         5,235
       WestAmerica Bancorporation                     141,900         5,215
       Old National Bancorp                            92,572         5,161
       FelCor Lodging Trust, Inc. REIT                221,122         5,100
       Aliant Communications, Inc.                    124,500         5,089
o      Gentex Corp.                                   251,400         5,028
       CNB Bancshares, Inc.                           107,745         5,024
       Cullen/Frost Bankers, Inc.                      90,780         4,982
       Applied Power, Inc.                            130,195         4,915
       Ball Corp.                                     106,800         4,886

       MDU Resources Group, Inc.                      184,887         4,865
o      Rambus Inc.                                     50,200         4,832
       Universal Foods Corp.                          175,700         4,821
       Lee Enterprises, Inc.                          152,900         4,816
       Commercial Federal Corp.                       206,751         4,794
o      Plantronics, Inc.                               55,600         4,782
       IDACORP, Inc.                                  131,200         4,748
       Peoples Energy Corp.                           118,625         4,730
o      Transaction Systems Architects, Inc.            94,200         4,710
       General Growth Properties Inc. REIT            122,700         4,647
       Earthgrains Co.                                149,844         4,636
o      AmeriSource Health Corp.                        71,000         4,615
o      SkyTel Communications, Inc.                    207,500         4,591
       Nevada Power Co.                               176,400         4,586
       Washington Gas Light Corp.                     165,900         4,500
       AGL Resources Inc.                             194,700         4,490
o      International Network Services                  67,500         4,489
       Sotheby's Holdings Class A                     139,500         4,464
       Kaydon Corp.                                   111,400         4,463
o      PETsMART, Inc.                                 404,950         4,454
       Hawaiian Electric Industries Inc.              109,700         4,415
       Rayonier Inc.                                   96,100         4,415
o      Wang Laboratories, Inc.                        159,075         4,414
       SEI Corp.                                       44,100         4,382
o      SFX Entertainment, Inc.                         79,200         4,346
o      Level One Communications                       122,275         4,341
o      Catalina Marketing Corp.                        63,300         4,328
o      Gilead Sciences, Inc.                          105,000         4,312
o      Envoy Corp.                                     73,800         4,299
       John Wiley & Sons Class A                       88,300         4,266
       Media General, Inc. Class A                     80,400         4,261
       Federal Signal Corp.                           155,400         4,254
       Independence Community Bank Corp.              263,300         4,196
o      IVAX Corp.                                     335,400         4,172
o      BISYS Group, Inc.                               80,600         4,161
       Rochester Gas and Electric Corp.               132,900         4,153
o      Infoseek Corp.                                  83,800         4,138
       Borg-Warner Automotive, Inc.                    73,700         4,113
o      Symantec Corp.                                 187,040         4,068
       Briggs & Stratton Corp.                         81,425         4,061
o      QLogic Corp.                                    31,000         4,057
       HSB Group Inc.                                  98,650         4,051
       Weingarten Realty Investors REIT                90,775         4,051
o      Oxford Health Plan                             272,200         4,049
       Sierra Pacific Resources                       106,500         4,047
o      Associated Group, Inc.                          93,948         4,040
       Universal Corp.                                115,000         4,039
o      Micro Warehouse Inc.                           119,300         4,034
o      World Color Press, Inc.                        132,500         4,033
       Commerce Bancorp, Inc.                          76,752         4,029
o      Zale Corp.                                     124,000         3,999
       Newport News Shipbuilding Inc.                 119,500         3,996
o      VISIX Inc.                                      45,500         3,978

o      Alaska Air Group, Inc.                          89,800         3,974
       Franchise Finance Corp. of America REIT        165,500         3,972
       Camden Property Trust REIT                     152,387         3,962
       Kaufman & Broad Home Corp.                     137,600         3,956
       Houghton Mifflin Co.                            83,700         3,955
       One Valley Bancorp of West Virginia Inc.       120,144         3,950
o      Macromedia                                     117,100         3,945
o      Tower Automotive, Inc.                         157,700         3,933
o      Renal Care Group, Inc.                         136,450         3,931
o      Smithfield Foods, Inc.                         116,000         3,929
       Dallas Semiconductor Corp.                      96,300         3,924
o      Sylvan Learning Systems, Inc.                  128,600         3,922
       Wallace Computer Services, Inc.                148,300         3,911
o      Excite, Inc.                                    92,900         3,908
       ONEOK, Inc.                                    108,100         3,905
       Longs Drug Stores, Inc.                        103,200         3,870
       Bob Evans Farms, Inc.                          147,900         3,855
o      Champion Enterprises, Inc.                     140,748         3,853
o      Medicis Pharmaceutical Corp.                    63,700         3,798
o      Interim Services, Inc.                         161,806         3,782
       AK Steel Corp.                                 160,400         3,769
o      Cellular Communications International Inc.      55,250         3,757
       BRE Properties Inc. Class A REIT               150,048         3,714
o      Bethlehem Steel Corp.                          443,291         3,713
o      Mettler-Toledo International Inc.              132,100         3,707
       C.H. Robinson Worldwide, Inc.                  142,800         3,704
       Piedmont Natural Gas, Inc.                     102,444         3,701
       Equitable Resources, Inc.                      126,600         3,687
       Potlatch Corp.                                  99,800         3,680
       Precision Castparts Corp.                       83,100         3,677
       Washington Water Power Co.                     191,000         3,677
       United Dominion Realty Trust REIT              356,150         3,673
       St. Paul Bancorp, Inc.                         134,705         3,667
       Lincoln Electric Holdings                      163,800         3,645
       United Bankshares, Inc.                        136,900         3,628
       Corn Products International, Inc.              119,200         3,621
       Webster Financial Corp.                        130,300         3,575
       CMAC Investment Corp.                           77,500         3,560
       Metris Cos., Inc.                               70,571         3,551
o      HNC Software, Inc.                              87,800         3,550
o      GTech Holdings Corp.                           138,500         3,549
       Developers Diversified Realty Corp. REIT       199,800         3,546
       National Computer Systems, Inc.                 95,500         3,533
       Sky Financial Group, Inc.                      133,110         3,519
       First Midwest Bancorp                           92,414         3,517
       UST Corp.                                      149,100         3,513
o      Wind River Systems                              74,700         3,511
       Community First Bankshares                     166,400         3,505
       BancWest Corp.                                  73,000         3,504
       Expeditors International of Washington, Inc.    83,400         3,503
o      Lattice Semiconductor Corp.                     76,175         3,497
o      Henry Schein, Inc.                              78,100         3,495
o      ICOS Corp.                                     117,400         3,493

       Hussman International, Inc.                    177,775         3,444
       First Industrial Realty Trust REIT             127,500         3,419
       Wausau-Mosinee Paper Corp.                     193,110         3,416
       Eastern Enterprises                             77,800         3,404
o      Century Communications Corp. Class A           107,116         3,398
       Richfood Holdings, Inc.                        163,000         3,382
       Atmos Energy Corp.                             104,741         3,378
       G & K Services, Inc.                            63,150         3,363
o      CheckFree Holdings Corp.                       143,100         3,345
       WPS Resources Corp.                             94,800         3,342
       Helmerich & Payne, Inc.                        171,600         3,325
o      ICG Communications, Inc.                       154,600         3,324
o      IDEXX Laboratories Corp.                       123,400         3,320
       Arvin Industries, Inc.                          79,300         3,306
o      Mercury Interactive Corp.                       51,700         3,270
       Nationwide Health Properties, Inc. REIT        151,300         3,262
o      Patterson Dental Co.                            74,950         3,260
       Battle Mountain Gold Co. Class A               787,600         3,249
o      MindSpring Enterprises, Inc.                    53,200         3,249
       La-Z-Boy Inc.                                  182,300         3,247
       HUBCO, Inc.                                    107,477         3,238
o      ChoicePoint Inc.                                50,100         3,231
o      PathoGenesis Corp.                              55,700         3,231
       Jostens Inc.                                   123,300         3,229
       Ferro Corp.                                    124,100         3,227
       Health Care Properties Investors REIT          104,300         3,207
       Federal Realty Investment Trust REIT           135,700         3,206
o      United Stationers, Inc.                        123,100         3,201
       Commerce Group, Inc.                            89,900         3,186
       Alexander & Baldwin, Inc.                      135,800         3,157
o      C-Cube Microsystems, Inc.                      116,100         3,149
o      MedQuist, Inc.                                  79,700         3,148
o      Wisconsin Central Transportation Corp.         180,300         3,099
o      HA-LO Industries, Inc.                          82,350         3,098
o      Eastern Environmental Services, Inc.           104,400         3,093
o      Visio Corp.                                     84,600         3,093
o      Pediatrix Medical Group, Inc.                   51,500         3,087
       Storage USA, Inc. REIT                          95,300         3,079
o      United Rentals, Inc.                            92,900         3,077
       Aptargroup Inc.                                109,600         3,076
o      Network Solutions, Inc. Class A                 23,500         3,076
       Healthcare Realty Trust Inc. REIT              137,607         3,070
       Hospitality Properties Trust REIT              127,200         3,069
o      UICI                                           125,000         3,062
       Prentiss Properties Trust REIT                 136,900         3,055
o      IXC Communications, Inc.                        90,600         3,046
       Roslyn Bancorp, Inc.                           141,556         3,043
       Reckson Associates Realty Corp. REIT           136,800         3,035
       Tecumseh Products Co. Class A                   65,100         3,035
o      PSINet, Inc.                                   145,100         3,029
       Polaris Industries, Inc.                        77,200         3,025
o      Jacobs Engineering Group Inc.                   74,200         3,024
       Staten Island Bancorp, Inc.                    151,500         3,021

o      American Eagle Outfitters, Inc.                 45,300         3,018
o      Papa John's International, Inc.                 68,050         3,003
o      Aspect Telecommunications Corp.                173,600         2,995
o      IDEC Pharmaceuticals Corp.                      63,500         2,984
o      Shopko Stores, Inc.                             88,800         2,953
o      Security Dynamics Technologies, Inc.           128,060         2,945
o      Metromedia Fiber Network, Inc.                  87,828         2,942
       SIG Corp.                                       82,399         2,941
       OM Group, Inc.                                  80,500         2,938
o      AmeriCredit Corp.                              212,500         2,935
       LandAmerica Financial Group, Inc.               52,500         2,930
       Public Service Co. of New Mexico               142,700         2,916
o      ETEC Systems, Inc.                              72,800         2,912
       Cilcorp, Inc.                                   47,500         2,906
       Whitney Holdings                                77,450         2,904
       Jones Pharma, Inc.                              79,500         2,902
       MeriStar Hospitality Corp. REIT                156,234         2,900
o      Catalytica, Inc.                               160,800         2,894
o      Getchell Gold Corp.                            106,013         2,889
       Park National Corp.                             28,000         2,884
       GenCorp, Inc.                                  115,400         2,878
       Claire's Stores, Inc.                          140,250         2,875
o      Adelphia Communications Corp. Class A           62,700         2,869
o      Metzler Group, Inc.                             58,700         2,858
o      INCYTE Pharmaceuticals, Inc.                    76,400         2,855
o      Insight Enterprises, Inc.                       56,100         2,854
       First Financial Bancorp                         98,569         2,852
o      Exodus Communications, Inc.                     44,300         2,846
o      Computer Horizons Corp.                        106,200         2,828
o      Dionex Corp.                                    77,200         2,827
o      Coach USA, Inc.                                 81,400         2,824
       Citizens Banking Corp.                          83,600         2,821
o      Beringer Wine Estates Holdings, Inc.            63,100         2,820
o      Eagle Hardware & Garden, Inc.                   86,400         2,808
o      Boole & Babbage Inc.                            95,343         2,807
       Cousins Properties, Inc. REIT                   86,943         2,804
o      Data General Corp.                             169,900         2,793
       Southwest Gas Corp.                            103,900         2,792
o      Stillwater Mining Co.                           68,100         2,792
o      SCM Microsystems,Inc.                           39,255         2,790
       D. R. Horton, Inc.                             120,744         2,777
       Wicor, Inc.                                    126,900         2,768
       Banta Corp.                                    101,000         2,765
       BancorpSouth, Inc.                             152,900         2,762
o      Millennium Pharmaceuticals, Inc.               106,500         2,756
o      Consolidated Graphics, Inc.                     40,700         2,750
       MAF Bancorp, Inc.                              103,651         2,747
o      Hollywood Entertainment Corp.                  100,700         2,744
o      Applied Micro Circuits Corp.                    80,300         2,728
o      Synetic, Inc.                                   61,900         2,724
       Donaldson Co., Inc.                            130,900         2,716
o      Fisher Scientific International Inc.           136,100         2,713
       Minerals Technologies, Inc.                     66,200         2,710

o      Trammell Crow Co.                               96,750         2,709
       A. Schulman Inc.                               119,100         2,702
       Bindly Western Industries, Inc.                 54,700         2,694
o      Building One Services Corp.                    129,000         2,693
o      Xircom, Inc.                                    79,200         2,693
       The McClatchy Co. Class A                       76,100         2,692
o      EarthLink Network, Inc.                         47,200         2,690
o      Whittman-Hart, Inc.                             97,300         2,688
o      AXENT Technologies, Inc.                        87,180         2,664
       Modine Manufacturing Co.                        73,400         2,661
o      Human Genome Sciences, Inc.                     74,400         2,646
       UGI Corp. Holding Co.                          111,300         2,643
o      Romac International, Inc.                      118,610         2,639
       Trustco Bank                                    87,949         2,638
o      Delphi Financial Group, Inc.                    50,296         2,637
o      Vishay Intertechnology, Inc.                   181,818         2,636
       FBL Financial Group, Inc. Class A              108,600         2,634
o      Medical Assurance, Inc.                         79,517         2,629
o      MiniMed, Inc.                                   25,100         2,629
o      Foodmaker, Inc.                                119,000         2,625
o      ITC DeltaCom, Inc.                             172,000         2,623
       Fingerhut Co.                                  169,800         2,621
o      AnnTaylor Stores Corp.                          66,400         2,619
       The Macerich Co. REIT                          102,200         2,619
       Indiana Energy, Inc.                           106,266         2,617
       Arthur J. Gallagher & Co.                       59,100         2,608
       Manitowac Co., Inc.                             58,700         2,605
       USFreightways Corp.                             89,400         2,604
       Meridian Industrial Trust, Inc. REIT           110,500         2,597
       First Bancorp/Puerto Rico                       85,700         2,587
o      Barrett Resources Corp.                        107,400         2,578
       W.R. Berkley Corp.                              75,575         2,574
       Cleco Corp.                                     75,000         2,573
o      Santa Fe Energy Resources, Inc.                348,900         2,573
o      Tetra Tech, Inc.                                95,022         2,572
o      Visual Networks, Inc.                           68,534         2,570
       Central Hudson Gas & Electric Corp.             57,400         2,569
o      Aspect Development, Inc.                        57,600         2,552
       Ballard Medical Products                       104,966         2,552
       Milacron Inc.                                  131,877         2,539
       Orange & Rockland Utilities, Inc.               44,500         2,537
o      Safeguard Scientifics, Inc.                     92,400         2,535
o      Century Business Services, Inc.                176,000         2,530
       S & T Bancorp, Inc.                             91,800         2,530
o      SMART Modular Technologies, Inc.                91,100         2,528
       United Illuminating Co.                         49,050         2,526
       General Cable Corp.                            123,050         2,523
       Shurgard Storage Centers, Inc. Class A REIT     97,500         2,517
o      Markel Corp.                                    13,900         2,516
o      Micrel, Inc.                                    45,700         2,513
       Chesapeake Corp. of Virginia                    68,000         2,507
o      Extended Stay America, Inc.                    238,200         2,501
o      Newfield Exploration Co.                       119,700         2,499

       Air Express International Corp.                114,800         2,497
       Dexter Corp.                                    79,400         2,496
o      Brightpoint, Inc.                              181,325         2,493
o      Vertex Pharmaceuticals, Inc.                    83,800         2,493
o      Alliant Techsystems, Inc.                       30,200         2,490
o      Scholastic Corp.                                46,400         2,488
o      Serologicals Corp.                              82,750         2,482
o      Metamor Worldwide, Inc.                         99,200         2,480
       Rollins Truck Leasing                          168,037         2,479
       Mark IV Industries, Inc.                       190,575         2,477
o      Hanover Compressor Co.                          96,400         2,476
       NAC Re Corp.                                    52,750         2,476
o      Cypress Semiconductor Corp.                    297,625         2,474
o      Mueller Industries Inc.                        121,700         2,472
o      Scotts Co.                                      64,300         2,472
o      Sunrise Assisted Living, Inc.                   47,600         2,469
       Enhance Financial Services Group, Inc.          82,200         2,466
       Colonial Properties Trust REIT                  92,600         2,465
       Mainstreet Financial Corp.                      52,900         2,457
       Commonwealth Energy Systems                     60,600         2,454
o      Rayovac Corp.                                   91,900         2,453
       Ametek Aerospace Products Inc.                 109,700         2,448
       Fidelity National Financial, Inc.               80,163         2,445
       Fund American Enterprise Holding Co.            17,453         2,445
       Harman International Industries, Inc.           64,125         2,445
       Regis Corp.                                     61,100         2,444
       IDEX Corp.                                      99,600         2,440
o      Concord Communications, Inc.                    42,900         2,435
       New Jersey Resources Corp.                      61,400         2,425
o      Dura Pharmaceuticals, Inc.                     159,500         2,422
       Caraustar Industries, Inc.                      84,500         2,414
       Philadelphia Suburban Corp.                     81,600         2,412
o      United International Holdings, Inc. Class A    125,300         2,412
o      Priority Healthcare Corp.                       46,400         2,407
       International Speedway Corp.                    59,300         2,402
       Nordson Corp.                                   46,600         2,394
o      America West Holdings Corp. Class B            140,000         2,380
       JDN Realty Corp. REIT                          110,150         2,375
o      Structural Dynamics Research Corp.             119,506         2,375
o      GeoTel Communications Corp.                     63,700         2,373
o      Department 56 Inc.                              63,100         2,370
       Jefferies Group, Inc.                           47,632         2,364
o      Orthodontic Centers of America, Inc.           121,600         2,364
o      Imation Corp.                                  135,000         2,362
       Pulte Corp.                                     84,800         2,358
       Health Care REIT, Inc.                          91,000         2,355
       Casey's General Stores                         180,500         2,352
       Oakwood Homes Corp.                            154,700         2,350
       Devon Energy Corp.                              76,500         2,348
o      Dycom Industries, Inc.                          41,100         2,348
       Kimball International, Inc. Class B            123,400         2,345
o      Liposome Co., Inc.                             151,800         2,343
o      Hutchinson Technology, Inc.                     65,700         2,341

o      Zebra Technologies Class A                      81,400         2,340
o      Lason Holdings, Inc.                            40,200         2,339
       Westernbank Puerto Rico                        146,800         2,330
       Doral Financial Corp.                          105,100         2,325
o      Vanguard Cellular Systems, Inc. Class A         89,950         2,322
o      Cerner Corp.                                    86,700         2,319
o      LAM Research Corp.                             130,000         2,316
       Amcore Financial                               101,020         2,312
       UMB Financial Corp.                             50,238         2,305
       HCC Insurance Holdings, Inc.                   130,350         2,297
       TIG Holdings, Inc.                             147,525         2,296
       Alpharma, Inc. Class A                          64,934         2,293
o      Comfort Systems USA, Inc.                      128,200         2,292
       Baldor Electric Co.                            112,927         2,287
o      Documentum, Inc.                                42,700         2,282
       Realty Income Corp. REIT                        91,700         2,281
o      Avis Rent A Car, Inc.                           94,200         2,278
o      Burlington Industries, Inc.                    206,900         2,276
o      Cognex Corp.                                   113,800         2,276
       Susquehanna Bancshares, Inc.                   111,075         2,274
o      Swift Transportation Co., Inc.                  81,100         2,273
       ASA Holdings Inc.                               74,500         2,272
o      Men's Wearhouse, Inc.                           71,350         2,265
o      CDW Computer Centers, Inc.                      23,600         2,264
       Carpenter Technology Corp.                      66,600         2,260
       AAR Corp.                                       94,600         2,259
o      UNOVA, Inc.                                    124,500         2,257
o      Duane Reade Inc.                                58,600         2,256
       Lone Star Industries, Inc.                      61,200         2,253
o      Black Box Corp.                                 59,400         2,250
o      EchoStar Communications Corp.                   46,400         2,245
       Chicago Title Corp.                             47,600         2,234
       XTRA Corp.                                      53,900         2,230
       Church & Dwight, Inc.                           61,900         2,225
o      Read Rite Corp.                                150,500         2,225
       Flowserve Corp.                                134,306         2,224
o      ResMed Inc.                                     49,000         2,223
o      Ventas, Inc.                                   181,700         2,214
       United Water Resources, Inc.                    92,268         2,209
o      Walter Industries, Inc.                        144,200         2,208
       Kuhlman Corp.                                   58,000         2,197
o      Micron Electronics, Inc.                       126,900         2,197
o      Cirrus Logic                                   223,300         2,191
       Skywest, Inc.                                   67,000         2,190
o      Oak Industries, Inc.                            62,500         2,188
       Mentor Corp.                                    93,300         2,187
o      AmeriTrade Holding Corp.                        69,400         2,186
o      Tel-Save.com, Inc.                             130,500         2,186
       H.B. Fuller Co.                                 45,350         2,182
o      Centennial Cellular Corp.                       53,200         2,181
       Bowne & Co., Inc.                              121,900         2,179
       Ruddick Corp.                                   94,700         2,178
       Hughes Supply, Inc.                             74,350         2,175

       MascoTech Inc.                                 127,000         2,175
       Kilroy Realty Corp. REIT                        94,500         2,174
       Washington REIT                                116,650         2,173
       Chateau Communities, Inc. REIT                  74,100         2,172
o      Westwood One, Inc.                              71,200         2,172
       E.W. Blanch Holdings, Inc.                      45,700         2,168
o      SEACOR SMIT Inc.                                43,800         2,165
o      Sipex Corp.                                     61,600         2,164
o      Pre-Paid Legal Services, Inc.                   65,500         2,161
o      DoubleClick Inc.                                48,500         2,158
o      CommScope, Inc.                                128,308         2,157
       F & M National Corp.                            71,941         2,154
       Glenborough Realty Trust, Inc. REIT            105,400         2,148
       JLG Industries, Inc.                           137,500         2,148
o      O'Reilly Automotive, Inc.                       45,400         2,145
o      Plexus Corp.                                    63,300         2,144
o      Xylan Corp.                                    117,961         2,138
o      Progress Software Corp.                         63,300         2,136
       J.M. Smucker Co. Class A                        86,300         2,136
o      Iron Mountain, Inc.                             59,200         2,135
       CalMat Co.                                      69,000         2,130
       First Citizens BancShares Class A               23,600         2,124
       Northwest Natural Gas Co.                       81,850         2,118
       Gables Residential Trust REIT                   91,300         2,117
       MacDermid, Inc.                                 54,000         2,113
o      Primark Corp.                                   77,900         2,113
o      BEA Systems, Inc.                              172,300         2,111
o      Komag, Inc.                                    203,300         2,109
o      SEQUUS Pharmaceuticals, Inc.                   103,900         2,104
o      Ames Department Stores, Inc.                    77,600         2,095
       Roper Industries Inc.                          102,800         2,095
       Granite Construction Co.                        62,400         2,094
       Jack Henry & Associates                         42,100         2,094
       Bank North Group                                55,600         2,092
o      Sonic Corp.                                     84,100         2,092
       Blount International, Inc.                      83,800         2,090
       Russell Corp.                                  102,825         2,089
       Provident Bankshares Corp.                      83,940         2,088
       Omega Healthcare Investors, Inc. REIT           69,100         2,086
       Trinet Corporate Realty Trust, Inc. REIT        77,900         2,084
       Alfa Corp.                                      85,800         2,081
o      Burr-Brown Corp.                                88,700         2,079
       Ruby Tuesday, Inc.                              97,750         2,077
       Northwestern Corp.                              78,500         2,075
       Gaylord Entertainment Co. Class A               68,375         2,060
o      New Era of Networks, Inc.                       46,700         2,055
       Fair Issac & Co.                                44,400         2,051
o      PAREXEL International Corp.                     82,000         2,050
       Brandywine Realty Trust REIT                   114,600         2,048
o      Footstar Inc.                                   81,900         2,048
       CMP Group Inc.                                 108,414         2,046
       Eaton Vance Corp.                               97,600         2,037
o      DSP Communications, Inc.                       132,900         2,035

       Sun Communities, Inc. REIT                      58,400         2,033
o      TMP Worldwide, Inc.                             48,400         2,033
       TR Financial Corp.                              51,600         2,032
       Westbanco Inc.                                  68,879         2,032
o      Vlasic Foods International, Inc.                85,300         2,031
       CenterPoint Properties Corp. REIT               59,900         2,025
o      Bally Total Fitness Holding Corp.               81,300         2,022
o      Choice Hotel International, Inc.               147,400         2,018
o      Sybase, Inc.                                   272,200         2,016
o      Clarify, Inc.                                   82,300         2,011
o      BE Avionics Inc.                                95,700         2,010
o      The Cheesecake Factory                          67,653         2,006
       Invacare Corp.                                  83,500         2,004
       Eastern Utilities Associates                    70,889         2,003
       Liberty Corp.                                   40,600         2,000
o      The Petersen Cos., Inc.                         59,000         1,999
o      Investment Technology Group, Inc.               32,100         1,992
       Irvine Apartment Communities, Inc. REIT         62,400         1,989
o      DII Group, Inc.                                 86,446         1,988
o      DST Systems, Inc.                               34,744         1,983
       Block Drug Co. Class A                          45,648         1,980
       NACCO Industries, Inc. Class A                  21,495         1,978
o      ADVO, Inc.                                      74,950         1,977
o      MotivePower Industries Inc.                     61,400         1,976
o      SPS Technologies, Inc.                          34,900         1,976
       Longview Fibre Co.                             170,700         1,974
o      ABR Information Services, Inc.                 100,550         1,973
o      RCN Corp.                                      111,400         1,970
       CBL & Associates Properties, Inc. REIT          76,200         1,967
o      Avid Technology, Inc.                           84,000         1,964
       Republic Security Financial Corp.              161,519         1,958
o      ITT Educational Services, Inc.                  57,500         1,955
o      Ralcorp Holdings, Inc.                         107,000         1,953
o      Vail Resorts Inc.                               88,700         1,951
       Executive Risk, Inc.                            35,500         1,950
       Selective Insurance Group                       96,900         1,950
o      Apria Healthcare                               218,100         1,949
o      BroadVision, Inc.                               60,800         1,946
       Brady Corp. Class A                             72,000         1,939
o      Conmed Corp.                                    58,750         1,939
o      Tekelec                                        117,100         1,939
o      Veeco Instruments, Inc.                         36,400         1,934
o      Perrigo Co.                                    219,300         1,933
       Charles E. Smith Residential Realty, Inc. REIT  60,100         1,931
       Queens County Bancorp, Inc.                     64,872         1,930
o      Anixter International Inc.                      94,800         1,926
o      Mastech Corp.                                   67,300         1,926
       LTV Corp.                                      329,900         1,918
       Black Hills Corp.                               72,650         1,916
       Hollinger International, Inc.                  137,500         1,916
o      Handleman Co.                                  136,200         1,915
o      Security Capital Group Inc. REIT Class B       141,200         1,915
o      Roberts Pharmaceuticals                         87,900         1,912

       ABM Industries                                  55,200         1,911
o      Personnel Group of America, Inc.               109,000         1,907
       National Health Investors REIT                  77,100         1,903
o      Hayes Lemmerz International, Inc.               63,000         1,902
o      Cable Design Technologies                      102,750         1,901
o      Superior Services Inc.                          94,700         1,900
       Chelsea GCA Realty, Inc. REIT                   53,300         1,899
o      Imperial Bancorp                               113,996         1,895
       Cambrex Corp.                                   78,900         1,894
       Matthews International Corp.                    60,000         1,890
o      World Access, Inc.                              88,400         1,890
       Applebee's International, Inc.                  91,600         1,889
       Superior Industries International, Inc.         67,900         1,888
       Texas Industries, Inc.                          69,920         1,883
o      Prime Hospitality Corp.                        178,200         1,882
       International Bancshares Corp.                  37,150         1,881
o      Advantage Learning Systems, Inc.                28,600         1,880
       Geon Co.                                        81,500         1,874
o      Software AG Systems, Inc.                      103,400         1,874
       Weeks Corp. REIT                                66,400         1,872
       Belden, Inc.                                    88,300         1,871
o      Alternate Living Services, Inc.                 54,600         1,870
o      Biomatrix, Inc.                                 32,100         1,870
       Methode Electronics, Inc. Class A              119,500         1,867
o      Respironics, Inc.                               93,191         1,867
o      Airgas, Inc.                                   208,200         1,861
o      Bell & Howell Co.                               49,100         1,857
o      Hyperion Solutions Corp.                       103,119         1,856
       Kellwood Co.                                    74,150         1,854
o      Amerin Corp.                                    78,300         1,850
       Wolverine World Wide, Inc.                     139,640         1,850
o      Corporate Express, Inc.                        356,092         1,847
       ASARCO, Inc.                                   122,575         1,846
o      Curative Health Services Inc.                   55,000         1,842
o      Pairgain Technologies, Inc.                    239,200         1,839
       Bay State Gas Co.                               46,076         1,834
o      Musicland Stores Corp.                         122,700         1,833
       ARM Financial Group, Inc.                       82,400         1,828
o      Quest Diagnostics, Inc.                        102,600         1,828
       Florida Rock Industries, Inc.                   58,900         1,826
o      American Oncology Resources, Inc.              125,100         1,822
o      Toll Brothers, Inc.                             80,700         1,821
o      Buffets Inc.                                   152,449         1,820
o      Sapient Corp.                                   32,500         1,820
       CTS Corp.                                       41,800         1,818
o      Journal Register Co.                           121,200         1,818
       M.A. Hanna Co.                                 147,400         1,815
       Manufactured Home Communities, Inc. REIT        72,400         1,815
o      Sequent Computer Systems, Inc.                 150,200         1,812
o      MICROS Systems, Inc.                            55,100         1,811
       National Bankcorp of Alaska Inc.                53,600         1,809
       First Commonwealth Financial Corp.              73,800         1,808
       Foster Wheeler Corp.                           136,700         1,803

o      FactSet Research Systems Inc.                   29,100         1,797
       Investors Financial Services Corp.              30,076         1,793
       Vermont Financial Services Corp.                53,900         1,792
o      Action Performance Cos., Inc.                   50,600         1,790
o      CEC Entertainment Inc.                          64,500         1,790
       Crawford & Co. Class B                         115,850         1,788
o      Mentor Graphics Corp.                          210,000         1,785
o      Playtex Products, Inc.                         111,100         1,785
       Midas Inc.                                      57,200         1,780
o      Nautica Enterprises, Inc.                      118,614         1,779
       Premier Bancshares, Inc.                        67,800         1,776
o      CHS Electronics, Inc.                          104,700         1,773
o      SDL, Inc.                                       44,600         1,767
       Public Service Co. of North Carolina, Inc.      67,900         1,765
o      Affiliated Managers Group, Inc.                 59,000         1,763
o      Canandaigua Brands, Inc. Class A                30,500         1,763
o      Consolidated Products Inc.                      85,390         1,761
       Westfield America, Inc. REIT                   101,900         1,758
       SL Green Realty Corp. REIT                      81,000         1,752
       Bandag, Inc.                                    43,800         1,749
       Western Bancorp                                 59,800         1,749
o      Calpine Corp.                                   69,200         1,747
       Great Atlantic & Pacific Tea Co., Inc.          58,700         1,739
       Taubman Co. REIT                               126,500         1,739
       Graco, Inc.                                     58,925         1,738
o      Concentra Managed Care                         162,450         1,736
o      SLI, Inc.                                       62,575         1,736
       New England Business Service, Inc.              44,300         1,733
o      The Maxim Group, Inc.                           72,100         1,730
o      Concentric Network Corp.                        52,000         1,729
o      Amphenol Corp.                                  57,200         1,727
o      Sykes Enterprises, Inc.                         56,600         1,726
o      Pharmaceutical Product Development, Inc.        57,371         1,725
o      Acclaim Entertainment Inc.                     140,400         1,720
o      Xomed Surgical Products Inc.                    53,750         1,720
o      PhyCor, Inc.                                   252,200         1,718
       Georgia Gulf Corp.                             106,900         1,717
       Downey Financial Corp.                          67,446         1,716
       Libbey, Inc.                                    59,300         1,716
       Florida East Coast Railway Co.                  48,700         1,714
o      International Rectifier Corp.                  175,500         1,711
       Springs Industries Inc. Class A                 41,300         1,711
o      NCI Building Systems, Inc.                      60,800         1,710
       LNR Property Corp.                              85,550         1,706
       Regal-Beloit Corp.                              74,100         1,704
       Clarcor Inc.                                    85,125         1,702
       Inter-Tel, Inc.                                 72,800         1,702
       Albemarle Corp.                                 71,420         1,696
o      El Paso Electric Co.                           193,800         1,696
       Olsten Corp.                                   229,950         1,696
o      Photronics Labs Inc.                            70,700         1,695
o      Ryan's Family Steak Houses, Inc.               136,700         1,692
o      AgriBioTech, Inc.                              130,700         1,691

       Morgan Keegan, Inc.                             89,800         1,689
o      Inhale Therapeutic Systems                      51,100         1,686
       Unisource Worldwide, Inc.                      232,100         1,683
o      Coventry Health Care Inc.                      190,900         1,682
o      NCO Group, Inc.                                 37,350         1,681
o      Haemonetics Corp.                               73,750         1,678
       Myers Industries, Inc.                          58,597         1,677
o      ProBusiness Services, Inc.                      36,800         1,674
o      ISS Group, Inc.                                 30,400         1,672
o      Yellow Corp.                                    87,450         1,672
o      Andrx Corp.                                     32,600         1,671
       Energen Corp.                                   85,700         1,671
o      Cytyc Corp.                                     64,800         1,669
       Juno Lighting, Inc.                             71,400         1,669
o      National Instruments Corp.                      48,900         1,669
o      Project Software & Development, Inc.            49,800         1,668
o      99 Cents Only Stores                            33,875         1,664
       Pogo Producing Co.                             127,900         1,663
o      Terex Corp.                                     58,200         1,662
       Empire District Electric Co.                    67,070         1,660
       Tredegar Industries Inc.                        73,800         1,660
o      Antec Corp.                                     82,400         1,658
o      Guitar Center, Inc.                             67,200         1,655
       PS Business Parks, Inc. REIT                    69,300         1,655
o      VeriSign, Inc.                                  28,000         1,655
       J.B. Hunt Transport Services, Inc.              71,900         1,654
o      Sierra Health Services                          78,500         1,653
o      Emmis Communications, Inc.                      38,000         1,648
       Diagnostic Products Corp.                       52,900         1,647
       Werner Enterprises, Inc.                        93,088         1,646
       Carolina First Corp.                            65,000         1,645
o      Credence Systems Corp.                          88,900         1,645
       TNP Enterprises, Inc.                           43,300         1,643
o      Fairfield Communities, Inc.                    148,400         1,642
       Presidential Life Corp.                         82,500         1,640
       CNA Surety Corp.                               104,000         1,638
o      CSK Auto Corp.                                  61,200         1,633
o      VLSI Technology, Inc.                          149,325         1,633
o      Integrated Device Technology Inc.              266,500         1,632
o      HMT Technology Corp.                           127,300         1,631
       John H. Harland Co.                            103,100         1,630
o      OEC Medical Systems, Inc.                       51,800         1,628
o      American Italian Pasta Co.                      61,700         1,627
       F.N.B. Corp.                                    57,568         1,626
o      Red Roof Inns, Inc.                             96,200         1,623
o      Electro Scientific Industries, Inc.             35,800         1,622
       California Water Service Group                  51,626         1,617
o      Veterinary Centers of America, Inc.             81,100         1,617
o      Artesyn Technologies, Inc.                     115,456         1,616
       Bradley Real Estate Inc. REIT                   78,836         1,616
o      Pacific Gateway Exchange, Inc.                  33,600         1,615
o      Hadco Corp.                                     46,100         1,613
       Lawter International Inc.                      138,566         1,611

       Chittenden Corp.                                50,218         1,607
       National Penn Bancshares Inc.                   58,857         1,604
       American Health Properties, Inc. REIT           77,700         1,603
o      Healthcare Financial Partners, Inc.             40,200         1,603
       Phoenix Investment Partners Ltd.               189,500         1,599
o      Southern Union Co.                              65,461         1,596
o      Ionics, Inc.                                    53,200         1,593
       Cash America International Inc.                104,812         1,592
o      Hanover Direct, Inc.                           462,900         1,591
       West Co., Inc.                                  44,594         1,591
o      Knoll, Inc.                                     53,600         1,588
o      Chattem, Inc.                                   33,100         1,585
       Computer Task Group, Inc.                       58,300         1,581
       Laclede Gas Co.                                 59,000         1,578
o      Sensormatic Electronics Corp.                  227,250         1,577
o      Mid Atlantic Medical Services, Inc.            160,600         1,576
o      Alkermes, Inc.                                  70,900         1,573
o      Monaco Coach Corp.                              59,100         1,566
       Talbots Inc.                                    49,900         1,566
       Technitrol, Inc.                                49,100         1,565
       Gerber Scientific, Inc.                         65,700         1,564
o      CNET, Inc.                                      29,300         1,560
       Wabash National Corp.                           76,700         1,558
o      Genrad, Inc.                                    98,800         1,556
       Anchor Bancorp Wisconsin Inc.                   64,800         1,555
o      Transkaryotic Therapies, Inc.                   61,200         1,553
o      Avant! Corp.                                    96,938         1,551
       Prime Retail, Inc. REIT                        157,899         1,549
o      The Kroll-O'Gara Co.                            39,200         1,546
o      Newpark Resources, Inc.                        226,900         1,546
       National Golf Properties, Inc. REIT             53,400         1,545
o      Dendrite International, Inc.                    61,800         1,543
       Winnebago Industries, Inc.                     101,900         1,541
o      Consolidated Freightways Corp.                  96,900         1,538
o      Shorewood Packaging Corp.                       75,000         1,538
o      Wesley Jessen VisionCare, Inc.                  55,400         1,537
       Coachmen Industries, Inc.                       58,500         1,536
       Argonaut Group, Inc.                            62,600         1,534
       Lilly Industries Inc. Class A                   76,950         1,534
o      Systems & Computer Technology Corp.            111,500         1,533
o      Techne                                          72,528         1,532
o      Palm Harbor Homes, Inc.                         60,729         1,530
       Foremost Corp. of America                       72,800         1,529
       Koger Equity, Inc. REIT                         88,900         1,528
o      Atlas Air, Inc.                                 31,200         1,527
       Chemical Finance                                44,812         1,524
       Otter Tail Power Co.                            38,200         1,523
       American Heritage Life Investment Corp.         62,264         1,522
o      Affymetrix, Inc.                                62,300         1,519
o      On Assignment, Inc.                             44,000         1,518
       Oriental Financial Group                        48,466         1,518
o      Renters Choice, Inc.                            47,800         1,518
o      Ligand Pharmaceuticals Inc. Class B            130,000         1,511

o      LaSalle Partners Inc. REIT                      51,300         1,510
o      U.S. Home Corp.                                 45,400         1,510
       Landauer, Inc.                                  46,600         1,509
       Richmond County Financial Corp.                 93,500         1,502
o      Transition Systems, Inc.                       100,100         1,502
o      Digital Microwave Corp.                        219,000         1,499
o      Barr Labs Inc.                                  31,200         1,498
       First Western Bancorp                           46,800         1,498
o      Great Plains Software, Inc.                     31,000         1,496
       LTC Properties, Inc. REIT                       90,000         1,496
       Barnes Group, Inc.                              50,800         1,492
       Pioneer Group, Inc.                             75,500         1,491
o      Semtech Corp.                                   41,551         1,491
o      Aviron                                          57,600         1,490
       JSB Financial                                   27,400         1,490
       International Multifoods Corp.                  57,700         1,489
o      NVR, Inc.                                       31,200         1,488
       Cornerstone Realty Income Trust, Inc. REIT     141,400         1,485
o      NeoMagic Corp.                                  67,100         1,485
       CCA Prison Realty Trust REIT                    72,400         1,484
o      Labor Ready, Inc.                               75,357         1,484
       Snyder Oil Corp.                               111,400         1,483
o      Charming Shoppes, Inc.                         343,400         1,481
o      NCS HealthCare, Inc.                            62,300         1,480
       Michael Foods Group, Inc.                       49,300         1,479
o      Mesaba Holdings, Inc.                           71,650         1,478
o      Scios, Inc.                                    142,335         1,477
       Ryland Group, Inc.                              51,100         1,476
       Life Technologies, Inc.                         37,950         1,475
o      Michaels Stores, Inc.                           81,518         1,475
       United Television, Inc.                         12,829         1,475
o      Astec Industries, Inc.                          26,500         1,474
o      Sequa Corp. Class A                             24,600         1,473
       Bay View Capital Corp.                          67,806         1,471
o      Ivex Packaging Corp.                            63,200         1,469
o      Budget Group, Inc.                              92,400         1,467
o      Res-Care, Inc.                                  59,400         1,466
       Cleveland-Cliffs Iron Co.                       36,300         1,463
o      Excel Switching Corp.                           38,500         1,463
o      Robert Mondavi Corp. Class A                    35,800         1,463
o      Anchor Gaming                                   25,900         1,460
o      Education Management Corp.                      61,800         1,460
       Interface, Inc.                                157,300         1,460
o      Central Garden and Pet Co.                     101,500         1,459
o      Sunglass Hut International, Inc.               208,100         1,457
o      UniSource Energy Corp.                         107,860         1,456
       Essex Property Trust, Inc. REIT                 48,900         1,455
o      Aviation Sales Co.                              35,800         1,454
       Arrow International, Inc.                       46,300         1,453
       MGI Properties, Inc. REIT                       51,900         1,450
       Overseas Shipholding Group Inc.                 90,300         1,450
o      Pennzoil-Quaker State Co.                       97,792         1,449
o      PRI Automation, Inc.                            55,600         1,446

       St. John Knits, Inc.                            55,600         1,446
o      QRS Corp.                                       30,100         1,445
o      Service Experts, Inc.                           49,400         1,445
       Capital Re Corp.                                72,000         1,444
       Authentic Fitness Corp.                         79,000         1,442
o      Oceaneering International, Inc.                 96,000         1,440
o      IHOP Corp.                                      36,000         1,438
o      Landstar System                                 35,300         1,438
o      Gensia Sicor Inc.                              317,060         1,437
       Lance, Inc.                                     72,000         1,436
       Analysts International Corp.                    74,500         1,434
       Hancock Holding Co.                             31,507         1,434
o      The Profit Recovery Group International, Inc.   38,300         1,434
o      Speedway Motorsports, Inc.                      50,300         1,434
o      Complete Business Solutions, Inc.               42,300         1,433
       Mid-America Apartment Communities, Inc. REIT    63,100         1,432
       NUI Corp.                                       53,400         1,432
o      Nine West Group, Inc.                           91,900         1,430
o      Headlands Mortgage Co.                          68,200         1,428
o      Steel Dynamics, Inc.                           121,500         1,428
       Aquarion Co.                                    34,806         1,427
o      Scott Technologies, Inc.                        86,300         1,427
o      Theragenics Corp.                               84,900         1,427
       Standex International Corp.                     54,200         1,423
       WD-40 Co.                                       49,700         1,423
       Del Webb Corp.                                  51,596         1,422
o      Technology Solutions Co.                       132,525         1,421
       SCPIE Holdings Inc.                             46,800         1,419
o      Protein Design Labs                             61,000         1,418
o      ATMI, Inc.                                      56,100         1,417
o      Zila, Inc.                                     143,400         1,416
o      Sunterra Corp.                                  94,350         1,415
       Elcor Corp.                                     43,750         1,414
o      Checkpoint Systems, Inc.                       113,900         1,410
o      Hain Food Group, Inc.                           56,400         1,410
       Hooper Holmes, Inc.                             48,500         1,407
o      Maxxim Medical, Inc.                            47,200         1,404
       Burlington Coat Factory Warehouse Corp.         85,940         1,402
o      KEMET Corp.                                    124,600         1,402
o      CCC Information Services Group                  81,000         1,397
       Centex Construction Products, Inc.              34,400         1,397
o      Sola International Inc.                         80,800         1,394
o      Cymer, Inc.                                     95,200         1,392
o      Financial Federal Corp.                         56,250         1,392
       Furon Co.                                       81,600         1,392
o      Unitrode Corp.                                  79,500         1,391
       TJ International, Inc.                          54,100         1,390
       The Stride Rite Corp.                          158,800         1,389
o      Chirex, Inc.                                    64,900         1,387
o      Quiksilver, Inc.                                46,200         1,386
o      Greyhound Lines, Inc.                          233,300         1,385
o      Holophane Corp.                                 53,900         1,385
o      Kulicke & Soffa Industries, Inc.                78,000         1,385

       Poe & Brown, Inc.                               39,550         1,382
o      Advent Software, Inc.                           29,300         1,381
o      IDX Systems Corp.                               31,380         1,381
       Carter-Wallace, Inc.                            70,300         1,380
       Wynn's International Inc.                       62,350         1,379
o      Cor Therapeutics, Inc.                         104,000         1,378
o      Just for Feet, Inc.                             79,250         1,377
o      Keystone Automotive Industries, Inc.            65,700         1,376
       Frontier Insurance Group, Inc.                 106,832         1,375
o      Fuisz Technologies Ltd.                        106,600         1,372
o      Kirby Corp.                                     68,800         1,372
       Owens & Minor, Inc. Holding Co.                 87,037         1,371
       Greif Brothers Corp. Class A                    46,900         1,369
       LeaRonal Inc.                                   40,400         1,369
       Home Properties of New York, Inc. REIT          53,100         1,367
       Heilig-Meyers Co.                              204,200         1,366
       First Source Corp.                              40,759         1,365
o      CD Radio Inc.                                   39,800         1,363
       SIS Bancorp, Inc.                               30,100         1,362
o      Ventana Medical Systems, Inc.                   62,900         1,360
       Rock-Tenn Co.                                   80,260         1,359
o      United Payors & United Providers, Inc.          47,600         1,357
o      Amerco, Inc.                                    48,420         1,353
       Pacific Capital Bancorp                         52,500         1,352
o      RealNetworks, Inc.                              37,700         1,352
       Tennant Co.                                     33,600         1,348
o      Group 1 Automotive, Inc.                        51,800         1,347
       The Trust Co. of New Jersey                     54,970         1,347
       Interpool, Inc.                                 80,350         1,346
       Quanex Corp.                                    59,600         1,345
       First Financial Corp.-Indiana                   27,200         1,343
o      WetSeal, Inc. Class A                           44,500         1,343
o      Armco, Inc.                                    306,400         1,340
o      Marshall Industries                             54,700         1,340
o      ADAC Laboratories                               67,033         1,339
       InterWest Bancorp Inc.                          60,500         1,339
o      Vanstar Corp.                                  144,800         1,339
o      Coulter Pharmaceutical, Inc.                    44,600         1,338
       Urban Shopping Centers, Inc. REIT               40,800         1,336
o      Safety-Kleen Corp.                              94,534         1,335
       Enesco Group, Inc.                              57,300         1,332
o      Silicon Valley Group, Inc.                     104,500         1,332
       Varlen Corp.                                    57,750         1,332
o      Family Golf Centers, Inc.                       67,300         1,329
o      Marine Drilling Co., Inc.                      172,700         1,328
       Riggs National Corp.                            65,200         1,328
o      Cost Plus, Inc.                                 42,300         1,327
o      Young Broadcasting Inc.                         31,700         1,327
o      Seagull Energy Corp.                           209,900         1,325
       Westinghouse Air Brake Co.                      54,200         1,325
       Apogee Enterprises, Inc.                       117,600         1,323
o      Big Flower Holdings, Inc.                       59,900         1,322
       Elizabethtown Corp.                             27,900         1,322

o      Kellstrom Industries, Inc.                      46,000         1,322
o      Peregrine Systems, Inc.                         28,500         1,322
o      Stone Energy Corp.                              46,000         1,322
o      Hambrecht & Quist Group                         58,200         1,320
       MDC Holdings, Inc.                              61,700         1,319
o      Mail-Well, Inc.                                115,300         1,319
o      Midwest Express Holdings, Inc.                  50,100         1,318
       Wackenhut Corp.                                 51,800         1,318
o      Timberland Co.                                  28,900         1,317
o      ISIS Pharmaceuticals, Inc.                     101,600         1,314
o      Maxxam Inc.                                     22,900         1,314
       Rollins, Inc.                                   75,100         1,314
o      Superior Consultant Holdings Corp.              30,200         1,314
o      Wackenhut Corrections Corp.                     45,900         1,314
       Ocean Financial Corp.                           79,000         1,313
       Cabot Industrial Trust REIT                     64,100         1,310
       N L Industries, Inc.                            92,300         1,310
       ChemFirst Inc.                                  66,300         1,309
       West Coast Bancorp                              62,355         1,309
o      Kronos, Inc.                                    29,500         1,307
       Peoples Bancorp, Inc.                          120,100         1,306
o      Hanger Orthopedic Group, Inc.                   57,900         1,303
       Town & Country Trust REIT                       81,100         1,303
o      LoJack Corp.                                   109,600         1,302
       Republic Bancorp, Inc.                          95,525         1,302
o      Triumph Group, Inc.                             40,700         1,302
       EVEREN Capital Corp.                            57,200         1,301
o      Lands' End, Inc.                                48,300         1,301
       North Carolina Natural Gas Corp.                39,202         1,301
o      PFF Bancorp, Inc.                               81,200         1,299
o      Dal-Tile International Inc.                    124,800         1,295
o      Oakley, Inc.                                   136,300         1,295
       Duff & Phelps Credit Rating                     23,600         1,294
       Storage Trust Realty REIT                       55,300         1,293
o      TransMontaigne Inc.                             85,400         1,292
o      FPIC Insurance Group, Inc.                      27,000         1,291
       Fleming Cos., Inc.                             124,400         1,291
o      Alexander's, Inc.                               16,500         1,290
o      Algos Pharmaceutical Corp.                      49,600         1,290
       Arch Coal, Inc.                                 75,300         1,290
o      NBTY, Inc.                                     181,100         1,290
o      MMC Networks, Inc.                              97,300         1,289
       BSB Bancorp, Inc.                               39,150         1,287
       Luby's Cafeterias, Inc.                         83,300         1,286
       Watsco, Inc.                                    76,750         1,286
       A.O. Smith Corp.                                52,200         1,282
       The Standard Register Co.                       41,400         1,281
       National Presto Industries, Inc.                30,000         1,279
       Superior Telecom Inc.                           27,075         1,279
       National City Bancshares, Inc.                  34,206         1,276
       Brenton Banks, Inc.                             76,135         1,275
o      Integrated Systems, Inc.                        85,300         1,274
o      Borg-Warner Security Corp.                      67,900         1,273

o      BA Merchant Services, Inc. Class A              63,200         1,272
o      Tesoro Petroleum Corp.                         104,900         1,272
o      Playboy Enterprises Inc. Class B                60,700         1,271
o      Cooper Cos., Inc.                               61,400         1,270
       Merrill Corp.                                   65,700         1,269
o      Buckeye Technology, Inc.                        84,900         1,268
o      Franklin Covey Co.                              75,700         1,268
       Mississippi Chemical Corp.                      90,465         1,267
       Trenwick Group Inc.                             38,850         1,267
       Chemed Corp.                                    37,800         1,266
o      Dollar Thrifty Automotive Group, Inc.           98,100         1,263
o      Physician Reliance Network, Inc.                96,200         1,263
o      Tuboscope Inc.                                 155,200         1,261
o      American Media Class A                         226,500         1,260
       Commercial Net Lease Realty REIT                95,100         1,260
       L. S. Starrett Co. Class A                      36,700         1,259
o      Datascope Corp.                                 54,700         1,258
o      Engineering Animation, Inc.                     23,300         1,258
       Burnham Pacific Properties, Inc. REIT          104,200         1,257
o      Cox Radio, Inc.                                 29,700         1,255
o      Canandaigua Brands, Inc. Class B                22,100         1,254
o      Electro Rent Corp.                              77,558         1,251
o      Paxar Corp.                                    139,956         1,251
       Thomas Industries, Inc.                         63,750         1,251
       Central Parking Corp.                           38,500         1,249
       GBC Bancorp                                     48,400         1,246
       CPI Corp.                                       47,000         1,245
o      Mastec Inc.                                     59,300         1,245
       AmerUs Life Holdings, Inc.                      55,592         1,244
       Omega Financial Corp.                           41,100         1,243
       Excel Industries, Inc.                          71,000         1,242
o      Aqua Alliance Inc.                             601,100         1,240
       Standard Pacific Corp.                          87,800         1,240
       Bedford Property Investors, Inc. REIT           73,400         1,239
       Inland Steel Industries, Inc.                   73,339         1,238
       Ethyl Corp.                                    212,900         1,237
       The Toro Co.                                    43,400         1,237
       F & M Bancorporation, Inc.                      40,854         1,236
o      Performance Food Group Co.                      43,950         1,236
o      StaffMark, Inc.                                 55,200         1,235
o      Actel Corp.                                     61,700         1,234
       Chiquita Brands International, Inc.            129,000         1,234
o      Integrated Electrical Services, Inc.            55,300         1,230
       Merchants New York Bancorporation               34,000         1,230
o      PharMerica, Inc.                               205,000         1,230
       Berry Petroleum Class A                         86,600         1,229
       Reliance Bancorp, Inc.                          44,200         1,229
o      Abacus Direct Corp.                             27,000         1,228
       Albany International Corp.                      64,800         1,227
       Entertainment Properties Trust REIT             72,200         1,227
o      Sbarro, Inc.                                    46,800         1,226
o      Southwest Bancorporation of Texas, Inc.         68,600         1,226
       Stewart Information Services Corp.              21,100         1,224

       Mills Corp. REIT                                61,536         1,223
       Bank of Granite Corp.                           44,218         1,222
o      Esterline Technologies Corp.                    56,200         1,222
o      Trans World Entertainment Corp.                 64,050         1,221
       Kaman Corp. Class A                             75,800         1,218
o      ONSALE, Inc.                                    30,400         1,218
o      Getty Images, Inc.                              70,800         1,217
       Glimcher Realty Trust REIT                      77,600         1,217
o      Closure Medical Corp.                           40,800         1,216
o      First Federal Financial Corp.                   68,050         1,216
       Dain Rauscher Corp.                             41,200         1,215
o      Louis Dreyfus Natural Gas Corp.                 85,096         1,213
       The Marcus Corp.                                74,500         1,211
       Sunstone Hotel Investors, Inc. REIT            128,300         1,211
       US Bancorp, Inc.                                60,899         1,210
o      Cephalon, Inc.                                 134,300         1,209
o      Kent Electronics Corp.                          94,800         1,209
o      Littelfuse, Inc.                                62,800         1,209
       Guilford Mills, Inc.                            72,300         1,207
o      Aspen Technologies, Inc.                        83,100         1,205
       Standard Products Co.                           59,025         1,203
       AMLI Residential Properties Trust REIT          54,000         1,202
       Bassett Furniture Industries, Inc.              49,825         1,202
o      Billing Concepts Corp.                         109,300         1,202
       Deltic Timber Corp.                             59,000         1,202
       Pacific Gulf Properties, Inc. REIT              59,900         1,202
       Commercial Metals Co.                           43,266         1,201
o      Diamond Multimedia Systems, Inc.               188,463         1,201
o      CUNO Inc.                                       73,850         1,200
o      Cort Business Services Corp.                    49,500         1,200
       Innkeepers USA Trust REIT                      101,500         1,199
o      Rental Service Corp.                            76,400         1,199
       American Business Products, Inc.                51,000         1,198
       Summit Properties, Inc. REIT                    69,400         1,197
       Community Bank System, Inc.                     40,800         1,196
       Life USA Holding, Inc.                          92,800         1,195
o      Carriage Services, Inc.                         42,000         1,194
       Analogic Corp.                                  31,700         1,193
       Madison Gas & Electric Co.                      52,275         1,189
o      Pride International Inc.                       168,300         1,189
       Regency Realty Corp. REIT                       53,400         1,188
o      Boron, LePore & Associates, Inc.                34,400         1,187
o      National Western Life Insurance Co. Class A     10,100         1,187
o      Plains Resources                                84,400         1,187
o      QuadraMed Corp.                                 57,900         1,187
       Roadway Express Inc.                            82,100         1,185
       Texas Regional Bancshares, Inc.                 47,300         1,185
o      Sunrise Medical, Inc.                           95,200         1,184
       PXRE Corp.                                      47,133         1,181
       Commonwealth Bancorp                            75,800         1,180
       Brush Wellman, Inc.                             67,600         1,179
o      K-V Pharmaceutical Co. Class B                  56,750         1,174
o      IGEN International, Inc.                        38,300         1,173

o      Risk Capital Holdings, Inc.                     53,900         1,172
       Pittston BAX Group                             105,200         1,170
o      Province Heathcare Co.                          32,600         1,170
       Sterling Bancshares, Inc.                       78,500         1,168
       Farmer Brothers, Inc.                            5,450         1,166
       Independent Bank Corp.                          67,100         1,166
o      Ocular Sciences, Inc.                           43,600         1,166
o      F.Y.I. Inc.                                     36,400         1,165
o      Pacific Sunwear of California                   71,175         1,165
o      Group Maintenance America Corp.                 96,000         1,164
       JP Realty Inc. REIT                             59,300         1,164
       Dreyer's Grand Ice Cream, Inc.                  76,900         1,163
o      Adtran, Inc.                                    63,400         1,161
o      Microage, Inc.                                  75,300         1,158
       CFW Communications Co.                          49,500         1,157
o      Enzo Biochem, Inc.                             112,203         1,157
       Triangle Bancorp, Inc.                          73,200         1,157
o      Steinway Musical Instruments Inc.               44,400         1,154
       Walden Residential Properties, Inc. REIT        56,400         1,153
o      Sun Healthcare Group, Inc.                     175,600         1,152
o      Insituform Technologies Class A                 79,400         1,151
o      Earthshell Corp.                                96,300         1,150
       Skyline Corp.                                   35,400         1,150
       UniFirst Corp.                                  50,400         1,150
o      Seitel, Inc.                                    92,400         1,149
o      Interdigital Communications Corp.              251,500         1,147
       Russ Berrie and Co., Inc.                       48,800         1,147
       Equity Inns, Inc. REIT                         119,100         1,146
o      Perclose, Inc.                                  34,600         1,146
       Berkshire Realty Co., Inc. REIT                120,500         1,145
       C & D Technology Inc.                           41,600         1,144
       First United Bancshares, Inc.                   64,400         1,143
       Kansas City Life Insurance Co.                  13,930         1,139
       BT Financial Corp.                              41,560         1,138
       Wellman, Inc.                                  111,700         1,138
o      CB Richard Ellis Services, Inc.                 62,729         1,137
       Tower Realty Trust, Inc. REIT                   56,500         1,137
       CVB Financial Corp.                             50,490         1,136
       Mine Safety Appliances Co.                      16,000         1,136
o      Organogenesis, Inc.                            100,892         1,135
o      Silicon Valley Bancshares                       66,600         1,134
o      Wild Oats Markets Inc.                          36,000         1,134
o      HomeBase, Inc.                                 177,200         1,130
o      S3, Inc.                                       153,500         1,130
o      STAR Telecommunications, Inc.                   92,700         1,130
       Golf Trust of America, Inc. REIT                40,700         1,129
o      Lone Star Steakhouse & Saloon, Inc.            122,900         1,129
       Curtiss-Wright Corp.                            29,600         1,128
       Corus Bankshares Inc.                           34,900         1,126
       Signal Corp.                                    32,875         1,126
       John Nuveen Co. Class A                         30,300         1,125
o      Siliconix, Inc.                                 54,200         1,125
       Arnold Industries, Inc.                         69,700         1,124

       Calgon Carbon Corp.                            149,700         1,123
       Dames & Moore Group                             87,200         1,123
o      Midway Games Inc.                              102,011         1,122
       Western Investment Real Estate Trust REIT       95,000         1,122
o      First Republic Bank                             44,700         1,120
o      Host Marriott Services Corp.                   107,940         1,120
o      Griffon Corp.                                  105,300         1,119
o      Integrated Process Equipment Corp.             104,100         1,119
       Strayer Education, Inc.                         31,650         1,116
o      Silgan Holdings, Inc.                           40,100         1,115
o      Kopin Corp.                                     52,900         1,111
o      Ultratech Stepper, Inc.                         69,400         1,110
       Cabot Oil & Gas Corp. Class A                   73,826         1,107
       Alexandria Real Estate Equities, Inc. REIT      35,700         1,104
       Valmont Industries, Inc.                        79,600         1,104
o      Acuson Corp.                                    74,150         1,103
o      Sangstat Medical Corp.                          51,900         1,103
o      Commonwealth Telephone Enterprises, Inc.        32,899         1,102
o      AFC Cable Systems, Inc.                         32,700         1,100
o      DuPont Photomasks, Inc.                         25,900         1,099
o      FileNet Corp.                                   95,800         1,099
       Community Trust Bancorp Inc.                    46,660         1,097
       Parkway Properties Inc. REIT                    35,100         1,097
       Dimon Inc.                                     147,300         1,096
o      Grand Casinos, Inc.                            135,900         1,096
o      DataWorks Corp.                                104,900         1,095
       General Binding Corp.                           29,400         1,095
       First Financial Holdings, Inc.                  57,500         1,092
       Grey Advertising, Inc.                           3,000         1,092
       Harleysville National Corp.                     27,998         1,092
o      Knight Transportation, Inc.                     40,900         1,092
o      Mariner Post-Acute Network, Inc.               239,049         1,091
o      Remec, Inc.                                     60,600         1,091
o      Triarc Cos., Inc. Class A                       68,200         1,091
o      DBT Online Inc.                                 43,700         1,090
       Imperial Credit Commercial Mortgage Investment
          REIT                                        115,800         1,086
o      Morrison Knudsen Corp.                         111,200         1,084
o      Coherent, Inc.                                  87,000         1,082
o      Remedy Corp.                                    77,600         1,082
o      Agribrands International, Inc.                  36,000         1,080
o      GC Cos.                                         25,950         1,080
o      Stoneridge,Inc.                                 47,000         1,069
       Brown Group, Inc.                               60,800         1,068
o      Primus Telecommunications Group, Inc.           64,700         1,068
o      Biotechnology General                          153,700         1,066
o      Magnatek                                        92,100         1,065
o      Cellular Communications of Puerto Rico          57,500         1,064
       Irwin Financial Corp.                           39,100         1,063
       Sterling Bancorp                                46,600         1,063
       IRT Property Co. REIT                          106,198         1,062
o      Pinkerton's, Inc.                               49,800         1,061
o      Wolverine Tube, Inc.                            50,500         1,061
o      Network Equipment Technologies, Inc.           102,700         1,059

o      Global Industrial Technologies, Inc.            98,900         1,057
o      Information Resources, Inc.                    103,800         1,057
o      UniCapital Corp.                               143,000         1,055
o      Gaylord Container Corp.                        171,900         1,053
       Standard Motor Products, Inc.                   43,400         1,052
o      Scientific Games Holdings Corp.                 55,700         1,051
       Sturm, Ruger & Co., Inc.                        87,800         1,048
       Great Lakes, Inc. REIT                          66,700         1,046
       Yankee Energy Systems                           35,900         1,046
       Vintage Petroleum, Inc.                        121,200         1,045
       Chartwell Re Corp.                              43,900         1,043
o      Columbia Banking System, Inc.                   56,300         1,042
o      Forrester Research, Inc.                        23,800         1,041
       Sovran Self Storage, Inc. REIT                  41,200         1,035
o      TAVA Technologies, Inc.                        135,700         1,035
o      Collins & Aikman Corp.                         201,700         1,034
o      OmniAmerica Inc.                                32,300         1,034
       Stone & Webster, Inc.                           31,100         1,034
o      Capital Senior Living Corp.                     73,800         1,029
       First Financial Bankshares, Inc.                29,370         1,028
o      Impath, Inc.                                    38,800         1,028
o      Eagle USA Airfreight, Inc.                      41,900         1,027
o      U.S. Satellite Broadcasting Co., Inc. Class A   74,600         1,026
       P.H. Glatfelter Co.                             82,800         1,025
o      Rogers Corp.                                    34,300         1,025
       MTS Systems Corp.                               75,800         1,023
       Simmons First National                          27,500         1,021
o      Daisytek International Corp.                    53,700         1,020
o      Brookdale Living Communites, Inc.               52,200         1,018
o      Mesa Air Group Inc.                            130,300         1,018
o      U.S. Bioscience                                141,300         1,016
o      Protection One, Inc.                           118,500         1,015
       Crown American Realty Trust REIT               130,800         1,014
o      Global DirectMail Corp.                         43,300         1,012
       The Ackerley Group, Inc.                        55,400         1,011
o      Fairchild Corp.                                 64,200         1,011
       Stewart & Stevenson Services, Inc.             103,610         1,010
o      Data Processing Resources Corp.                 34,500         1,009
o      GelTex Pharmaceuticals, Inc.                    44,600         1,009
       OEA, Inc.                                       85,300         1,008
o      Electroglas, Inc.                               85,200         1,001
       Scotsman Industries, Inc.                       48,700         1,001
       Pioneer Standard Electronics Inc.              106,550           999
o      Hamilton Bancorp, Inc.                          37,400           998
o      Jones Intercable Inc.                           28,400           998
o      FSI International, Inc.                         96,100           997
       Exide Corp.                                     61,100           993
       NBT Bancorp, Inc.                               42,469           993
       Applied Industrial Technology, Inc.             71,500           992
o      Value City Department Stores, Inc.              71,200           992
       WSFS Financial Corp.                            58,800           992
o      Friedman, Billings, Ramsey Group, Inc.         152,400           991
o      National R. V. Holdings, Inc.                   38,500           991

       Nature's Sunshine Inc.                          64,982           991
o      Cotelligent, Inc.                               46,400           989
       Cross Timbers Oil Co.                          131,425           986
o      CDI Corp.                                       48,800           985
       American Annuity Group Inc.                     42,800           984
o      Castle & Cooke Inc.                             66,700           984
       Watts Industries Class A                        59,200           984
o      Aavid Thermal Technologies                      58,100           980
       Park Electrochemical Corp.                      34,200           979
o      e.spire Communications, Inc.                   153,400           978
o      Genesis Health Ventures Inc.                   111,825           978
o      Input/Output, Inc.                             133,800           978
o      Triad Guaranty, Inc.                            44,200           975
o      Veritas DGC Inc.                                74,700           971
o      Teletech Holdings Inc.                          94,500           969
o      IDT Corp.                                       62,900           967
o      Boise Cascade Office Products Corp.             71,500           965
       Oneida Ltd.                                     65,135           965
       South Jersey Industries, Inc.                   36,836           965
o      CSS Industries, Inc.                            31,800           964
       Flagstar Bancorp, Inc.                          36,900           964
o      Florida Panthers Holdings, Inc.                103,500           964
       Tejon Ranch Co.                                 48,500           964
       Reliance Steel & Aluminum Co.                   34,800           961
o      EEX Corp.                                      136,966           959
       First Union Real Estate REIT                   163,200           959
o      Verio Inc.                                      42,800           958
       Telxon Corp.                                    68,900           956
       EastGroup Properties, Inc. REIT                 51,800           955
o      Rural/Metro Corp.                               87,300           955
o      Vincam Group, Inc.                              54,400           955
o      NPC International Class A                       79,000           953
o      PEC Israel Economic Corp.                       33,100           952
o      PJ America Inc.                                 52,500           952
o      Tom Brown, Inc.                                 94,700           950
o      Stein Mart, Inc.                               136,300           950
o      Vicor Corp.                                    105,500           949
       Simpson Industries, Inc.                        97,800           947
o      Benchmark Electronics, Inc.                     25,800           945
       AMCOL International Corp.                       95,550           944
o      DVI, Inc.                                       51,800           939
       U.S. Restaurant Properties, Inc. REIT           38,600           938
       Circle International Group, Inc.                45,700           937
o      Twinlab Corp.                                   71,400           937
       United Fire & Casualty Co.                      27,825           936
o      Columbia Sportswear Co.                         55,400           935
o      Long Beach Financial Corp.                     124,600           934
o      Heartland Express, Inc.                         53,308           933
o      Copart, Inc.                                    28,800           932
       Guarantee Life Cos., Inc.                       50,400           932
       PMA Capital Corp. Class A                       47,600           931
o      Data Transmission Network Corp.                 32,200           930
o      Inprise Corp.                                  169,100           930

o      American Classic Voyager Co.                    52,700           929
       Coca-Cola Bottling Co.                          16,122           927
o      American Homestar Corp.                         61,500           923
o      Fritz Cos., Inc.                                85,300           922
       OmniQuip International, Inc.                    61,400           921
       Southwestern Energy Co.                        122,100           916
o      Merisel, Inc.                                  384,900           914
o      Omnipoint Corp.                                 98,200           914
o      Station Casinos, Inc.                          111,500           913
o      The Dress Barn, Inc.                            59,800           908
       Advanta Corp. Class A                           68,480           907
o      Alpine Group, Inc.                              60,500           907
o      Forest Oil Corp.                               106,700           907
o      Highlands Insurance Group                       69,430           907
o      McWorter Technologies Inc.                      39,650           907
o      RTI International Metals                        64,600           904
       Justin Industries, Inc.                         68,750           902
o      Sabratek Corp.                                  55,000           901
       Oregon Steel Mills, Inc.                        75,800           900
o      Southland Corp.                                472,100           900
o      Genesys Telecommunications Laboratories, Inc.   40,400           899
       RFS Hotel Investors, Inc. REIT                  73,400           899
o      Advanced Energy Industries, Inc.                35,900           898
o      Hologic, Inc.                                   74,100           898
       BMC Industries, Inc.                           143,300           896
o      Goody's Family Clothing                         88,900           892
o      The Buckle, Inc.                                37,100           890
       Daniel Industries, Inc.                         73,400           890
o      Banctec, Inc.                                   70,728           889
o      SanDisk Corp.                                   62,700           886
       St. Mary Land & Exploration Co.                 47,840           885
o      Aviall Inc.                                     74,875           880
       First Sentinel Bancorp, Inc.                   108,340           880
o      Glenayre Technologies, Inc.                    198,125           879
o      Lydall, Inc.                                    74,000           879
       Commonwealth Industries Inc.                    93,700           878
       Evergreen Bancorp, Inc.                         27,300           877
       Commercial Intertech Corp.                      67,650           875
o      Metromedia International Group, Inc.           160,800           874
o      Kenneth Cole Productions, Inc.                  46,500           872
o      Platinum Software Co.                           68,000           871
o      NeXstar Pharmaceuticals Inc.                    93,900           869
o      Volt Information Sciences Inc.                  38,500           869
       Colonial Gas Co.                                24,900           868
o      Discount Auto Parts Inc.                        39,300           862
       Student Loan Corp.                              19,100           857
o      Open Market, Inc.                               73,200           856
o      Coinmach Laundry Corp.                          65,800           855
       Gleason Corp.                                   47,100           854
       Ameron International Corp.                      23,000           851
       Intermet Corp.                                  65,100           850
o      Stage Stores, Inc.                              90,600           849
o      Alternative Resources Corp.                     79,400           844

o      Metals USA, Inc.                                86,575           844
       Northwest Bancorp, Inc.                         86,600           844
o      Oak Technology, Inc.                           241,100           844
o      Transaction Network Services, Inc.              42,050           844
o      VWR Scientific Products Corp.                   48,600           844
       Redwood Trust, Inc REIT.                        60,200           843
o      Urban Outfitters, Inc.                          49,900           842
o      Penske Motorsports, Inc.                        31,600           841
       Genovese Drug Stores, Inc. Class A              29,470           840
       Pennsylvania REIT                               43,200           840
       LaSalle Hotel Properties REIT                   80,900           839
o      CareMatrix Corp.                                27,300           836
       Valhi, Inc.                                     73,500           836
       Foamex International, Inc.                      67,400           834
o      The North Face, Inc.                            64,100           833
       Anthracite Capital Inc.                        106,200           830
       Lindsay Manufacturing Co.                       55,995           829
o      National City Bancorporation                    31,500           827
o      Harken Energy Corp.                            425,700           825
       Terra Industries, Inc.                         133,200           824
       Arctic Cat, Inc.                                80,800           823
o      Boston Beer Co., Inc. Class A                   96,800           823
       Capstead Mortgage Corp. REIT                   199,400           823
o      Evans & Sutherland Computer Corp.               46,700           823
o      West TeleServices Corp.                         84,100           820
o      AirNet Systems, Inc.                            57,000           819
o      Aztar Corp.                                    161,600           818
       Schweitzer-Mauduit International, Inc.          53,000           818
o      Offshore Logistics, Inc.                        68,700           816
o      Simpson Manufacturing Co.                       21,800           816
o      American Freightways                            70,600           814
o      General Cigar Holdings, Inc.                    93,600           813
o      NFO Worldwide, Inc.                             70,700           813
o      Imperial Credit                                 96,664           810
o      Garden Ridge Corp.                              89,300           809
       Robbins & Myers, Inc.                           36,478           807
o      Cole National Corp. Class A                     47,000           805
o      Vical, Inc.                                     56,700           804
       Oshkosh B Gosh, Inc. Class A                    39,800           803
o      Polymer Group, Inc.                             80,700           802
o      Vencor, Inc.                                   178,285           802
o      Magellan Health Services, Inc.                  95,700           801
o      Administaff, Inc.                               32,000           800
o      Trans World Airlines                           165,600           797
o      System Software Associates, Inc.               113,200           796
o      Carmike Cinemas, Inc. Class A                   39,100           794
       BankAtlantic Bancorp, Inc. Class B             111,100           792
o      Championship Auto Racing Teams, Inc.            26,700           791
       Getty Realty Holding Corp.                      54,100           791
o      Diamond Technology Partners Inc.                41,300           790
o      Medaphis Corp.                                 240,750           790
o      Sanchez Computer Associates, Inc.               27,000           790
o      Neurogen Corp.                                  45,100           789

o      Digi International, Inc.                        70,800           788
       BancFirst Corp.                                 21,900           786
o      Premisys Communications, Inc.                   85,600           786
o      Intergraph Corp.                               136,600           785
o      Mapics Inc.                                     47,600           785
       Dime Community Bancorp. Inc.                    38,000           784
o      Hecla Mining Co.                               216,200           784
o      Paxson Communications Corp.                     85,300           784
o      O'Sullivan Industries Holdings, Inc.            74,600           783
       Lawson Products, Inc.                           34,000           782
o      Barnett, Inc.                                   56,800           781
       A.M. Castle & Co.                               52,025           780
o      Harbinger Corp.                                 97,250           778
o      U.S. Xpress Enterprises, Inc.                   51,400           771
       R.L.I. Corp.                                    23,150           770
o      Immune Response                                 70,600           768
o      N2K Inc.                                        58,700           767
o      Ascent Entertainment Group, Inc.               103,829           766
       Tanger Factory Outlet Centers, Inc. REIT        36,100           765
o      U.S.A. Floral Products, Inc.                    66,500           765
o      CommNet Cellular Inc.                           62,400           764
       Helix Technology Corp.                          58,800           764
       Cohu, Inc.                                      34,700           763
o      Cone Mills Corp.                               135,500           762
o      Petco Animal Supplies, Inc.                     75,700           762
       Avado Brands, Inc.                              91,550           761
o      Cellnet Data Systems                           152,200           761
o      Gibraltar Steel                                 33,350           759
o      Ducommun, Inc.                                  54,750           756
o      Lone Star Technologies, Inc.                    74,700           756
o      The Carbide/Graphite Group, Inc.                51,100           754
o      Nuevo Energy Co.                                65,600           754
       MMI Cos., Inc.                                  44,900           752
o      Hartmarx Corp.                                 133,100           749
o      Triangle Pharmaceuticals, Inc.                  55,000           749
o      Syntel, Inc.                                    65,875           745
       Southern Peru Copper Corp.                      78,800           744
o      Lifecore Biomedical Inc.                        71,900           737
       F & M Bancorp                                   22,480           736
       Franklin Electric, Inc.                         10,900           736
       Grand Premier Financial, Inc.                   59,905           734
       Tremont Corp.                                   22,065           734
o      Advanced Tissue Sciences Inc.                  281,900           731
o      Hollywood Park, Inc.                            87,600           728
       NYMAGIC, Inc.                                   35,100           728
o      Guilford Pharmaceuticals, Inc.                  50,900           725
       First Federal Capital Corp.                     44,200           724
o      Parker Drilling Co.                            227,200           724
o      ACX Technologies Inc.                           54,600           723
o      Regeneron Pharmaceuticals, Inc.                 97,700           721
       JeffBanks, Inc.                                 36,433           720
       Zenith National Insurance Corp.                 31,100           719
o      American Skiing Co.                             93,000           715

       Associated Estates Realty Corp. REIT            60,500           715
       General Chemical Group, Inc.                    51,200           710
o      Pool Energy Service Co.                         65,400           707
o      3Dfx Interactive, Inc.                          55,900           706
o      PictureTel Corp.                               106,400           705
       Brookline Bancorp, Inc.                         61,200           704
       Capital Transamerica Corp.                      37,650           704
o      Caribiner International, Inc.                   77,100           704
o      Wellsford Real Properties Inc. REIT             68,200           703
o      Barra, Inc.                                     29,700           702
o      Cal Dive International, Inc.                    33,800           701
o      WHX Corp.                                       69,700           701
o      Manugistics Group, Inc.                         55,400           692
       RPC Inc.                                        93,600           690
o      General Communication, Inc.                    168,600           685
       HealthPlan Services Corp.                       59,600           685
o      Industri-Matematik International Corp.         137,000           685
o      Arcadia Financial Ltd.                         188,800           684
o      Staff Leasing,Inc.                              58,800           684
o      Powertel Inc.                                   50,000           678
o      Schein Pharmaceutical, Inc.                     46,500           677
o      Bio-Rad Laboratories, Inc. Class A              32,200           676
       Dynex Capital, Inc. REIT                       146,000           675
o      Mobius Management Systems, Inc.                 45,300           674
o      California Microwave, Inc.                      71,700           672
o      Genesco, Inc.                                  118,100           672
o      Paymentech, Inc.                                36,300           672
       Hancock Fabrics, Inc.                           80,100           671
o      Vantive Corp.                                   83,800           670
o      International Telecommunication Data
          Systems, Inc.                                45,200           667
o      Jones Intercable Inc.                           18,700           666
o      Metro Information Services, Inc.                22,200           666
o      Natural Microsystems Corp.                      91,400           666
o      SportsLine USA, Inc.                            42,800           666
o      Shiva Corp.                                    117,100           662
o      Trimble Navigation Ltd.                         91,200           661
o      INSpire Insurance Solutions, Inc.               35,900           660
o      Advanced Lighting Technologies, Inc.            67,600           659
o      TETRA Technologies, Inc.                        59,800           654
o      WavePhore, Inc.                                 81,400           654
o      Cellstar Corp.                                  95,800           653
o      Local Financial Corp.                           72,400           652
o      Centennial Bancorp                              34,745           651
o      ThermoQuest Corp.                               50,200           649
       Harleysville Group, Inc.                        25,100           648
       Oxford Industries, Inc.                         22,800           644
o      US LEC Corp. Class A                            43,500           644
o      Gulfmark Offshore, Inc.                         40,800           643
o      Thermo Cardiosystems Inc.                       61,600           643
o      Chase Industries, Inc.                          61,550           642
o      Kaiser Aluminum & Chemical Corp.               131,600           642
       Thornburg Mortgage Asset Corp. REIT             84,100           641
o      MemberWorks, Inc.                               21,600           637

o      Landry's Seafood Restaurants, Inc.              84,800           636
       Freedom Securities Corp.                        41,900           634
o      Kendle International Inc.                       27,115           634
o      Philadelphia Consolidated Holding Corp.         28,000           634
o      Wyman-Gordon Corp.                              61,900           634
o      Electric Lightwave, Inc. Class A                77,300           633
       First Charter Corp.                             36,700           633
o      Acceptance Insurance Cos. Inc.                  31,200           632
       Holly Corp.                                     37,300           629
       Cubic Corp.                                     33,500           628
       Titanium Metals Corp.                           73,200           622
o      The Meridian Resource Corp.                    194,844           621
       Norrell Corp.                                   42,100           621
       Fedders Corp.                                  106,700           620
       Phillips-Van Heusen Corp.                       86,300           620
       Rouge Industries Inc.                           70,800           620
o      Media Arts Group, Inc.                          43,900           617
o      Pegasus Communications Corp. Class A            24,500           614
o      Insignia Financial Group, Inc.                  50,200           609
o      Maverick Tube Corp.                            109,400           609
o      Intelligroup, Inc.                              34,000           608
       National Steel Corp. Class B                    85,000           606
       Harbor Florida Bancshares, Inc.                 54,084           605
o      Inacom Corp.                                    40,600           604
o      Nichols Research Corp.                          28,900           603
o      Brylane, Inc.                                   25,900           602
o      Avatar Holding, Inc.                            37,400           598
o      Essex International, Inc.                       17,230           597
o      Radiant Systems, Inc.                           80,900           597
       IMCO Recycling, Inc.                            38,600           596
       Mitchell Energy & Development Corp. Class A     51,900           594
       Titan International, Inc.                       62,500           594
o      Deltek Systems, Inc.                            35,100           592
o      Gadzooks, Inc.                                  76,200           591
       Hunt Corp.                                      55,600           591
o      Hagler Bailly, Inc.                             29,300           586
o      LCC International, Inc. Class A                156,100           585
o      Friede Goldman International, Inc.              51,100           581
o      Sawtek Inc.                                     33,200           581
o      Atwood Oceanics, Inc.                           34,000           578
       Prime Bancshares, Inc.                          33,400           576
o      MTI Technology Corp.                           126,700           570
o      Applied Graphics Technologies, Inc.             34,500           569
o      Davox Corp.                                     74,300           567
       Boykin Lodging Co. REIT                         45,700           566
o      Dril-Quip, Inc.                                 31,900           566
o      Galey & Lord                                    65,600           566
       Innovex, Inc.                                   41,100           564
       Republic Group Inc.                             28,000           562
o      Kitty Hawk, Inc.                                50,800           559
o      Boyd Gaming Corp.                              168,200           557
o      P-Com, Inc.                                    139,600           556
       Value Line, Inc.                                14,100           555

       Vital Signs, Inc.                               31,600           553
o      Party City Corp.                                37,900           547
       Haven Bancorp, Inc.                             36,300           544
o      Norstan, Inc.                                   30,400           540
       Meadowbrook Insurance Group, Inc.               32,800           539
o      Coleman Inc.                                    58,600           535
       CRIIMI MAE, Inc. REIT                          152,900           535
o      dELiA*s Inc.                                    42,800           535
o      Premiere Technologies, Inc.                     72,600           535
o      Gibson Greetings, Inc.                          44,700           531
o      Rainforest Cafe, Inc.                           87,450           530
o      Hexcel Corp.                                    63,000           528
o      Aura Systems, Inc.                             527,200           527
       Resource America, Inc.                          57,900           525
       Schnitzer Steel Industries, Inc. Class A        36,500           525
o      Westell Technologies, Inc.                     107,100           522
o      Aftermarket Technology Corp.                    66,000           520
o      The Sports Authority, Inc.                      99,100           520
o      Windmere-Durable Holdings Inc.                  66,767           517
o      RemedyTemp, Inc.                                34,100           516
o      Gymboree Corp.                                  80,800           515
o      Columbia Laboratories Inc.                     166,700           511
o      Allen Telecom Inc.                              76,260           510
o      Berlitz International, Inc.                     17,500           507
o      Itron, Inc.                                     70,600           507
o      Consolidated Cigar Holdings Inc.                28,600           506
o      Swift Energy Co.                                68,420           505
o      NovaCare, Inc.                                 201,000           502
o      JLK Direct Distribution Inc. Class A            49,100           500
o      Dialogic Corp.                                  25,400           499
o      Computer Management Sciences, Inc.              28,625           497
       Laser Mortgage Management, Inc.                 89,900           489
       Westcorp, Inc.                                  70,100           486
o      SITEL Corp.                                    198,300           483
o      AXYS Pharmaceuticals, Inc.                      82,100           482
o      JDA Software Group, Inc.                        49,750           482
o      Zoltek Cos., Inc.                               52,400           481
o      General Semiconductor, Inc.                     58,150           476
       X-Rite Inc.                                     61,400           476
o      Quaker Fabric Corp.                             75,500           472
       Bush Industries, Inc.                           37,800           470
o      Jo-Ann Stores, Inc. Class B                     33,900           470
o      Comstock Resources, Inc.                       153,100           469
o      Horizon Offshore, Inc.                          84,900           467
o      Jo-Ann Stores, Inc. Class A                     28,900           466
o      @Entertainment, Inc.                            68,700           464
o      Bank Plus Corp.                                105,800           463
o      Silverleaf Resorts, Inc.                        49,300           459
o      NovaCare Employee Services, Inc.                84,800           456
o      Speedfam International, Inc.                    26,500           454
o      BankUnited Financial Corp.                      56,100           449
       Range Resources Corp.                          130,500           449
o      Vivus, Inc.                                    173,200           449

       Washington Trust Bancorp, Inc.                  20,850           448
o      Franchise Mortgage Acceptance Co. LLC           57,600           446
o      Viasoft, Inc.                                   63,400           444
       K2 Inc.                                         42,910           443
       American Medical Security Group, Inc.           30,900           442
o      Miller Industries, Inc.                         98,250           442
o      TriStar Aerospace Co.                           63,100           442
o      Heska Corp.                                     99,200           440
o      Friedman's, Inc. Class A                        42,700           438
o      Rohn Industries Inc.                           126,500           435
       Ocwen Asset Investment Corp.                    89,500           431
o      American Mobile Satellite Corp., Inc.           81,800           429
o      SOS Staffing Services, Inc.                     59,100           428
o      ImClone Systems, Inc.                           47,100           427
o      Breed Technological Inc.                        51,900           425
       First Commerce Bancshares Inc. Class B          15,172           425
o      AirTran Holdings, Inc.                         161,000           423
o      Marvel Enterprises Inc.                         68,400           423
o      Hvide Marine, Inc. Class A                      84,300           422
       Vesta Insurance Group, Inc.                     69,850           419
o      Ryerson Tull, Inc. Class A                      42,800           417
o      Halter Marine Group, Inc.                       85,300           416
       Birmingham Steel Corp.                          98,900           414
o      MRV Communications Inc.                         66,600           412
       Impac Mortgage Holdings, Inc. REIT              89,300           407
o      Finish Line, Inc.                               50,800           406
       Primex Technologies, Inc.                        9,500           404
       Weider Nutritional International, Inc.          63,100           402
o      Amtran, Inc.                                    14,700           399
o      West Marine, Inc.                               40,100           396
o      Coldwater Creek Inc.                            28,590           393
o      Credit Acceptance Corp.                         53,200           389
o      Miravant Medical Technology                     30,250           389
o      SPR Inc.                                        22,200           383
o      Superior Energy Services, Inc.                 134,600           383
       Advest Group, Inc.                              20,500           379
o      Key Energy Services, Inc.                       80,100           375
       Allied Products Corp.                           58,950           372
       Herbalife International Class B                 32,134           368
       Western Gas Resources, Inc.                     64,000           368
       Aames Financial Corp.                          115,250           367
o      Republic Bank/Clearwater Fla.                   27,800           365
o      Thermotrex Corp.                                42,600           365
o      Suburban Lodges Of America, Inc.                44,500           364
       City Holding Co.                                11,110           361
o      Pinnacle Systems, Inc.                          10,000           358
o      Guess ?, Inc.                                   74,200           357
o      Delta Financial Corp.                           59,900           356
o      Shaw Group, Inc.                                44,500           356
o      CompuCom Systems, Inc.                         101,400           355
       Fedders Corp. Class A                           67,612           355
o      Bacou USA Inc.                                  16,300           350
o      Computer Learning Centers, Inc.                 51,800           346

o      ParkerVision, Inc.                              14,700           345
o      Grey Wolf, Inc.                                422,300           343
       Century Aluminum Co.                            36,200           342
o      Spiegel, Inc. Class A                           59,100           340
o      H.T.E., Inc.                                    67,600           338
o      Centennial HealthCare Corp.                     21,400           332
o      Planet Hollywood International, Inc. Class A   143,500           332
o      Encore Wire Corp.                               35,800           331
o      Artisan Components, Inc.                        62,200           330
o      Lodgian, Inc.                                   67,600           330
       First Indiana Corp.                             16,420           328
o      Learning Tree International, Inc.               36,000           326
o      Primadonna Resorts, Inc.                        36,800           324
o      UTI Energy Corp.                                44,500           323
o      Patterson Energy, Inc.                          78,800           320
o      SM&A Corp.                                      16,600           315
o      Splash Technology Holdings, Inc.                42,259           314
o      Crescent Operating, Inc. REIT                   64,263           305
o      Trico Marine Services, Inc.                     62,400           304
o      Benton Oil & Gas Co.                           100,800           302
o      IRI International Corp.                         75,000           300
o      Renaissance Worldwide, Inc.                     48,100           295
o      TCI Satellite Entertainment, Inc. Class A      204,890           295
       Culp, Inc.                                      37,300           294
o      Meadowcraft, Inc.                               25,900           290
       Chart Industries, Inc.                          37,950           289
       United Cos. Finance Corp.                       84,602           286
o      Ambassadors International, Inc.                 19,100           282
o      General Magic, Inc.                             55,900           281
o      First Sierra Financial, Inc.                    22,700           278
o      ITEQ, Inc.                                     130,000           276
o      Grubb & Ellis Co.                               34,000           274
o      Samsonite Corp.                                 48,669           271
o      Laboratory Corp. of America                    196,352           270
o      Forcenergy Inc.                                102,100           268
       Hilb, Rogal and Hamilton Co.                    13,300           264
       KCS Energy, Inc.                                81,600           250
o      ContiFinancial Corp.                            34,300           244
       First Commerce Bancshares Inc. Class A           8,900           243
       Prime Group Realty Trust REIT                   16,000           242
o      Homestead Village, Inc.                         53,600           241
       Herbalife International Cl A                    16,066           229
       Harris Financial, Inc.                          16,400           223
       Sandy Spring Bancorp, Inc.                       7,400           223
       Conectiv, Inc. Class A                           5,612           222
o      American Retirement Corp.                       14,100           221
       Capital City Bank Group, Inc.                    8,000           221
o      ThermoLase Corp.                                48,400           221
o      HS Resources Inc.                               29,100           220
o      American HomePatient, Inc.                     120,700           219
o      SS&C Technologies, Inc.                         17,600           218
o      Westaff Inc.                                    33,100           207
       Columbus McKinnon Corp.                         11,100           200

       Semco Energy Inc.                               12,285           200
o      Panavision, Inc.                                15,772           195
       Gray Communications Systems, Inc.               10,250           188
o      EduTrek International, Inc.                     31,400           181
o      Pegasystems Inc.                                43,300           180
o      TransTexas Gas Corp.                            68,600           180
o      ViroPharma Inc.                                 19,100           178
       Chesapeake Energy Corp.                        201,480           176
       Amplicon, Inc.                                  11,600           175
o      PageMart Wireless, Inc.                         31,500           175
o      Banner Aerospace                                18,400           174
       Medallion Financial Corp.                       12,000           172
o      Kelly Oil Corp.                                280,700           167
       Mahoning National Bancorp. Inc.                  5,400           167
       Prime Bancorp Inc.                              10,600           167
       Belco Oil & Gas Corp.                           29,800           166
o      Aspec Technology, Inc.                         125,000           164
o      Objective Systems Integrators, Inc.             34,700           160
o      Bristol Hotels & Resorts, Inc.                  23,925           147
o      BWAY Corp.                                       9,600           145
o      Donna Karan International Inc.                  18,900           144
o      Rutherford-Moran Oil Corp.                      49,000           138
       CFSB Bancorp, Inc.                               5,600           136
o      Federal Agricultural Mortgage Corp.              3,550           132
o      Trex Medical Corp.                              15,000           128
       BankAtlantic Bancorp, Inc. Class A              18,375           118
o      Advantica Restaurant Group, Inc.                18,500           114
o      Frontier Financial Corp.                         2,500           114
o      MGC Communications, Inc.                        16,300           114
o      Titan Exploration, Inc.                         17,000           112
o      BRC Holdings Inc.                                5,731           107
o      Icon CMT Corp.                                   6,600           106
o      Aerial Communications Inc.                      17,600           103
o      K-V Pharmaceutical Co. Class A                   5,000           103
o      SCB Computer Technology, Inc.                   10,300           102
o      Alydaar Software Corp.                          12,200           101
o      Alaris Medical, Inc.                            17,000           100
o      Cylink Corp.                                    27,700           100
o      Phymatrix Corp.                                 43,500            95
       Penncorp Financial Group Inc.                   90,100            90
o      MacroChem Corp.                                  9,700            82
       Wackenhut Corp. Class B                          3,656            80
o      DecisionOne Holdings Corp.                      16,200            77
o      SmarTalk Teleservices, Inc.                     29,100            77
o      Telegroup, Inc.                                 58,400            77
o      United Natural Foods, Inc.                       3,100            75
       Price Enterprises, Inc.                         13,925            74
       BancFirst Ohio Corp.                             2,300            70
       Baldwin & Lyons, Inc. Class B                    2,800            69
       Michigan Financial Corp.                         1,975            67
       North Pittsburgh Systems, Inc.                   4,700            63
o      Metal Management, Inc.                          16,700            58
o      Thermo Optek Corp.                               6,700            58

o      French Fragrances, Inc.                          7,400            54
o      APAC Teleservices, Inc.                         14,100            53
o      Equity Corp. International                       2,000            53
       Gold Banc Corp., Inc.                            3,300            51
       Century South Banks, Inc.                        1,500            42
o      USN Communications, Inc.                       176,600            33
o      Wilshire Financial Services Group Inc.          52,700            33
o      Associated Group, Inc. Class B                     750            32
o      IMC Mortgage Co.                                94,600            27
o      MEMC Electronic Materials, Inc.                  2,800            24
o      LTC Healthcare, Inc.                             8,220            22
       J.M. Smucker Co. Class B                         1,000            22
       Seaboard Corp.                                      50            21
o      Recoton Corp.                                    1,000            18
o      CSF Holdings Inc. Contingent
          Litigation Rights                            29,125            15
o      Insilco Holding Corp.                              239             6
o      Southern Pacific Funding Corp.                  47,600             4
o      Octel Corp.                                         75             1
TOTAL COMMON STOCKS                                             ------------
(Cost $2,687,474)                                                 2,929,234
TEMPORARY CASH INVESTMENTS (9.8%)(1)                            ------------

                                                         Face
                                                       Amount
                                                        (000)
U.S. Treasury Bills                               -----------
(2) 4.046%, 1/14/1999                             $     4,400         4,396
(2) 4.027%-4.429%, 1/7/1999                             1,500         1,500
Repurchase Agreements
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   4.76%, 1/4/1999                                    109,812       109,812
   4.77%, 1/4/1999-Note G                             183,114       183,114
TOTAL TEMPORARY CASH INVESTMENTS                                ------------
   (Cost $298,819)                                                  298,822
TOTAL INVESTMENTS (106.4%)                                      ------------
   (Cost $2,986,293)                                              3,228,056
                                                                ------------
OTHER ASSETS AND LIABILITIES (-6.4%)
Other Assets-Note B                                                  33,675
Security Lending Collateral Payable to
   Brokers-Note G                                                  (183,114)
Other Liabilities                                                   (46,261)
                                                                ------------
                                                                   (195,700)
                                                                ------------
NET ASSETS (100%)                                               $ 3,032,356
*See Note A in Notes to Financial Statements.                   ============
oNon-Income-Producing Security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 6.3.
(2)Securities with an aggregate value of $5,896,000 have been segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

AT DECEMBER 31, 1998, NET ASSETS CONSISTED OF:
Paid in Capital                                                 $ 2,769,161
Overdistributed Net Investment Income                                  (641)
Accumulated Net Realized Gains                                       14,857
Unrealized Appreciation-Note F
   Investment Securities                                            241,763
   Futures Contracts                                                  7,216
                                                                ------------
NET ASSETS                                                       $3,032,356
                                                                ============
Investor Shares-Net Assets
Applicable to 130,587,758 outstanding $.001
   par value shares of beneficial interest                      $ 2,768,079
   (unlimited  authorization)                                   ------------

NET ASSET VALUE  PER SHARE-                                     ------------
   INVESTOR SHARES                                              $     21.20
                                                                ============
Institutional Shares-Net Assets
Applicable to 12,467,472 outstanding $.001
   par value shares of beneficial interest
   (unlimited authorization)
                                                                $   264,277
NET ASSET VALUE PER SHARE-                                      ------------
   INSTITUTIONAL SHARES                                         $     21.20
                                                                ============

--------------------------------------------------------------------------------
       STATEMENT OF NET ASSETS                         DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
       SMALL-CAP INDEX FUND                         SHARES             (000)
--------------------------------------------------------------------------------
       COMMON STOCKS (99.6%)(1)
o      BroadVision, Inc.                           232,100    $       39,472
o      MicroStrategy Inc.                          162,800            34,188
o      VerticalNet, Inc.                           142,800            23,419
o      Millennium Pharmaceuticals, Inc.            153,100            18,678
o      LAM Research Corp.                          164,200            18,319
o      Interdigital Communications Corp.           233,400            17,505
o      Mercury Interactive Corp.                   159,900            17,259
o      IDEC Pharmaceuticals Corp.                  174,500            17,145
o      PE Corp. - Celera Genomics Group            106,800            15,913
o      Omnipoint Corp.                             130,300            15,717
o      Emulex Corp.                                137,900            15,514
       Optical Coating Laboratory, Inc.             50,900            15,066
o      Human Genome Sciences, Inc.                  97,000            14,805
o      Cypress Semiconductor Corp.                 443,225            14,349
o      Advanced Fibre Communications, Inc.         298,900            13,357
o      RSA Security Inc.                           152,560            11,823
o      Affymetrix, Inc.                             68,300            11,590
o      Clarify, Inc.                                89,700            11,302
o      Westwood One, Inc.                          146,100            11,104
o      S1 Corp.                                    141,050            11,020
o      HNC Software, Inc.                          102,100            10,797
o      Harmonic, Inc.                              111,500            10,586
o      C-Cube Microsystems, Inc.                   168,600            10,495
o      Amkor Technology, Inc.                      361,300            10,207
o      Integrated Device Technology Inc.           350,400            10,162
o      Gilead Sciences, Inc.                       184,716             9,998
o      Powertel Inc.                                97,800             9,817
o      Informix Corp.                              803,500             9,140
o      Valuevision International, Inc. Class A     156,500             8,969
o      Lattice Semiconductor Corp.                 189,950             8,951
o      Cree Research, Inc.                         104,400             8,913
o      DII Group, Inc.                             124,846             8,860
o      Peregrine Systems, Inc.                     106,000             8,758
       CTS Corp.                                   115,600             8,713
o      Emmis Communications, Inc.                   67,400             8,401
o      SanDisk Corp.                                87,200             8,393
o      CommScope, Inc.                             203,108             8,188
       PerkinElmer, Inc.                           193,200             8,054
       True North Communications                   180,000             8,044
       Dallas Semiconductor Corp.                  123,800             7,977
o      TranSwitch Corp.                            108,000             7,837
o      Aspect Communications Corp.                 200,100             7,829
o      Ancor Communications, Inc.                  115,000             7,806
o      Credence Systems Corp.                       89,800             7,768
o      Go2Net, Inc.                                 88,100             7,665
o      Intermedia Communications Inc.              195,600             7,592
o      Oak Industries, Inc.                         71,000             7,535
o      The Titan Corp.                             156,600             7,380
o      Micromuse Inc.                               43,000             7,310
o      KEMET Corp.                                 161,200             7,264

o      ISS Group, Inc.                             100,900             7,177
       Tektronix, Inc.                             184,600             7,176
       Radian Group, Inc.                          149,210             7,125
o      TriQuint Semiconductor, Inc.                 62,100             6,909
o      Xircom, Inc.                                 92,000             6,900
       C.H. Robinson Worldwide, Inc.               172,700             6,865
o      Visual Networks, Inc.                        86,234             6,834
o      Micrel, Inc.                                119,500             6,804
o      Sawtek Inc.                                 102,200             6,803
       Jones Pharma, Inc.                          152,900             6,642
       Sky Financial Group, Inc.                   328,985             6,621
o      Semtech Corp.                               126,902             6,615
o      Entercom Communications Corp.                99,800             6,587
o      Enzon, Inc.                                 151,800             6,584
o      Andrew Corp.                                346,837             6,568
       CK Witco Corp.                              487,862             6,525
o      Aspect Development, Inc.                     95,100             6,514
       Eastern Enterprises                         112,134             6,441
o      Zebra Technologies Corp. Class A            105,900             6,195
o      Citadel Communications Corp.                 95,300             6,183
o      Mettler-Toledo International Inc.           161,200             6,156
o      Digital Microwave Corp.                     262,000             6,141
o      MRV Communications Inc.                      97,500             6,130
o      INCYTE Pharmaceuticals, Inc.                101,300             6,078
o      Fisher Scientific International Inc.        167,900             6,065
       Applied Power, Inc.                         164,695             6,053
o      Leap Wireless International, Inc.            76,400             5,997
       Lee Enterprises, Inc.                       187,300             5,982
o      Burr-Brown Corp.                            162,650             5,876
o      Interim Services, Inc.                      237,006             5,866
o      Sybase, Inc.                                342,800             5,828
       Pittway Corp. Class A                       129,300             5,794
       The MONY Group Inc.                         198,000             5,779
       Metris Cos., Inc.                           161,642             5,769
o      Technology Solutions Co.                    175,925             5,762
       Sierra Pacific Resources                    330,396             5,720
o      Polycom, Inc.                                89,500             5,700
o      AmeriCredit Corp.                           307,300             5,685
       Callaway Golf Co.                           320,500             5,669
       UST Corp.                                   178,200             5,658
o      Cambridge Technology Partners               215,300             5,652
o      Suiza Foods Corp.                           142,500             5,647
o      First Health Group Corp.                    210,000             5,644
       Rayonier Inc.                               116,800             5,643
o      Cognex Corp.                                144,600             5,639
o      International Rectifier Corp.               216,700             5,634
o      ACTV, Inc.                                  123,300             5,633
o      Hyperion Solutions Corp.                    128,719             5,599
o      ITC DeltaCom, Inc.                          201,500             5,566
o      American Management Systems, Inc.           177,100             5,557
       Ethan Allen Interiors, Inc.                 171,100             5,486
o      Cymer, Inc.                                 118,900             5,469
o      Protein Design Labs, Inc.                    78,100             5,467
       Florida East Coast Railway Co.              130,400             5,444
o      Mueller Industries Inc.                     149,500             5,419

       Hudson United Bancorp                       211,311             5,402
o      PRI Automation, Inc.                         80,200             5,383
       Washington Gas Light Corp.                  195,100             5,365
o      Marine Drilling Co., Inc.                   239,100             5,365
       USFreightways Corp.                         112,000             5,362
       Harsco Corp.                                168,700             5,356
o      Proxim, Inc.                                 48,300             5,313
o      Wind River Systems Inc.                     144,450             5,309
o      Open Market, Inc.                           116,900             5,275
o      Visio Corp.                                 111,000             5,272
o      Black Box Corp.                              78,600             5,266
o      Borders Group, Inc.                         327,200             5,256
o      Concentric Network Corp.                    169,200             5,213
o      Verity, Inc.                                122,400             5,210
o      Ciber, Inc.                                 189,300             5,206
       Worthington Industries, Inc.                313,800             5,197
o      Imation Corp.                               154,500             5,185
o      ChoicePoint Inc.                            124,900             5,168
o      Proxicom, Inc.                               41,300             5,134
o      Getty Images, Inc.                          105,000             5,132
o      Whole Foods Market, Inc.                    110,600             5,129
       Corn Products International, Inc.           156,100             5,112
o      Harbinger Corp.                             160,350             5,101
o      Price Communications Corp.                  183,235             5,096
o      Stillwater Mining Co.                       158,850             5,063
o      Medicis Pharmaceutical Corp.                118,650             5,050
o      Plantronics, Inc.                            70,400             5,038
       National Computer Systems, Inc.             133,900             5,038
o      Celgene Corp.                                71,600             5,012
       Health Care Properties Investors REIT       209,382             4,999
o      Abgenix, Inc.                                37,700             4,995
o      MICROS Systems, Inc.                         67,500             4,995
       Arthur J. Gallagher & Co.                    76,900             4,979
o      Sensormatic Electronics Corp.               285,450             4,978
o      Pinnacle Holdings Inc. REIT                 116,300             4,928
       Potlatch Corp.                              109,700             4,895
       Kaufman & Broad Home Corp.                  201,500             4,874
o      King Pharmaceuticals, Inc.                   86,200             4,833
       Eaton Vance Corp.                           127,000             4,826
       Roper Industries Inc.                       127,400             4,817
       Trinity Industries, Inc.                    169,400             4,817
       Methode Electronics, Inc. Class A           148,500             4,771
o      Alkermes, Inc.                               97,100             4,770
       Allied Capital Corp.                        260,100             4,763
o      Intraware, Inc.                              60,200             4,756
o      Adaptive Broadband Corp.                     64,400             4,754
o      Dycom Industries, Inc.                      107,550             4,739
       Commerce Bancorp, Inc.                      117,089             4,735
o      Rare Medium Group, Inc.                     138,400             4,723
o      QRS Corp.                                    44,800             4,704
o      DSP Group Inc.                               50,500             4,696
o      Smithfield Foods, Inc.                      195,400             4,690
o      Remedy Corp.                                 98,900             4,685
       Equitable Resources, Inc.                   139,600             4,659
       Camden Property Trust REIT                  169,687             4,645

o      Techne Corp.                                 84,228             4,638
o      Bethlehem Steel Corp.                       553,591             4,636
       Wicor, Inc.                                 157,200             4,588
       Air Express International Corp.             141,900             4,585
o      Hanover Compressor Co.                      121,300             4,579
o      Cytyc Corp.                                  74,800             4,567
       MDU Resources Group, Inc.                   227,687             4,554
       Helmerich & Payne, Inc.                     208,100             4,539
       Washington Federal Inc.                     228,700             4,517
o      Amphenol Corp.                               67,800             4,513
o      MTI Technology Corp.                        121,800             4,491
o      MMC Networks, Inc.                          130,500             4,486
o      CapRock Communications Corp.                138,200             4,483
       Airborne Freight Corp.                      203,500             4,477
o      Pegasus Communications Corp. Class A         45,800             4,477
o      Kopin Corp.                                 106,200             4,460
o      Power Integrations, Inc.                     92,800             4,449
o      Actuate Software Corp.                      103,600             4,442
       Weingarten Realty Investors REIT            113,075             4,403
o      Diamond Technology Partners Inc.             50,950             4,379
o      Renal Care Group, Inc.                      186,850             4,368
       First Industrial Realty Trust REIT          159,100             4,365
       Church & Dwight, Inc.                       163,100             4,353
o      Furniture Brands International Inc.         197,600             4,347
o      Patterson Dental Co.                        101,750             4,337
o      Varian Semiconductor Equipment
         Associates, Inc.                          127,300             4,328
       The Timken Co.                              211,400             4,320
       United Bankshares, Inc.                     179,900             4,295
o      Adtran, Inc.                                 83,300             4,285
       United Dominion Realty Trust REIT           433,850             4,284
       One Valley Bancorp of West Virginia Inc.    139,743             4,280
o      ImClone Systems, Inc.                       107,500             4,260
o      Dendrite International, Inc.                125,700             4,258
o      Caremark Rx, Inc.                           838,452             4,245
       IDACORP, Inc.                               158,200             4,242
       BRE Properties Inc. Class A REIT            186,948             4,241
       Ohio Casualty Corp.                         262,618             4,218
o      USinternetworking, Inc.                      60,250             4,210
o      Kulicke & Soffa Industries, Inc.             98,900             4,209
       Helix Technology Corp.                       93,800             4,203
o      Enzo Biochem, Inc.                           93,003             4,191
o      Metamor Worldwide, Inc.                     143,800             4,188
o      Cytec Industries, Inc.                      180,700             4,179
o      Cephalon, Inc.                              120,600             4,168
       HSB Group Inc.                              122,950             4,157
       BancWest Corp.                              212,300             4,140
       Valero Energy Corp.                         208,000             4,134
       Alexander & Baldwin, Inc.                   181,200             4,134
o      Aerial Communications Inc.                   67,900             4,133
       Donaldson Co., Inc.                         171,500             4,127
o      Newfield Exploration Co.                    154,100             4,122
       Tupperware Corp.                            242,400             4,106
       First Midwest Bancorp                       154,321             4,090
       United Asset Management Corp.               220,300             4,089
o      Iron Mountain, Inc.                         103,800             4,081

o      Sykes Enterprises, Inc.                      92,800             4,072
       Leucadia National Corp.                     175,900             4,068
       AGL Resources Inc.                          238,500             4,054
o      Advanced Digital Information Corp.           83,200             4,046
o      Electro Scientific Industries, Inc.          55,300             4,037
o      PairGain Technologies, Inc.                 284,400             4,035
o      Macrovision Corp.                            54,500             4,033
       Hospitality Properties Trust REIT           211,300             4,028
o      ETEC Systems, Inc.                           89,700             4,025
       Universal Foods Corp.                       197,000             4,014
o      Alpha Industries, Inc.                       69,600             3,989
       United Water Resources, Inc.                116,268             3,975
       Georgia Gulf Corp.                          130,100             3,960
o      Apria Healthcare                            220,500             3,955
       Piedmont Natural Gas, Inc.                  130,651             3,952
       Kennametal, Inc.                            117,300             3,944
       Hawaiian Electric Industries Inc.           136,000             3,927
       IndyMac Mortgage Holdings, Inc. REIT        307,100             3,916
o      Choice Hotel International, Inc.            228,400             3,911
o      Entrust Technologies, Inc.                   65,200             3,908
       Independence Community Bank Corp.           312,600             3,908
o      Affiliated Managers Group, Inc.              96,100             3,886
o      AnswerThink Consulting Group, Inc.          113,400             3,884
o      MedQuist, Inc.                              150,100             3,874
o      United Stationers, Inc.                     135,600             3,873
       BancorpSouth, Inc.                          236,600             3,860
o      Terayon Communications Systems, Inc.         61,400             3,857
o      Policy Management Systems Corp.             150,700             3,852
o      National Instruments Corp.                  100,700             3,852
o      Transaction Systems Architects, Inc.        137,200             3,842
       Dexter Corp.                                 96,600             3,840
o      Dionex Corp.                                 93,200             3,839
o      W.R. Grace & Co.                            275,900             3,828
       Citizens Banking Corp.                      170,892             3,824
o      Varian Medical Systems, Inc.                128,200             3,822
       Harman International Industries, Inc.        68,025             3,818
o      Silicon Valley Bancshares                    76,900             3,807
o      Iomega Corp.                              1,125,100             3,797
       Polaris Industries, Inc.                    104,600             3,792
       CMP Group Inc.                              137,514             3,790
       Newport News Shipbuilding Inc.              137,100             3,770
       IDEX Corp.                                  124,100             3,770
       Webster Financial Corp.                     159,900             3,768
o      Mastec Inc.                                  84,600             3,765
o      Concurrent Computer Corp.                   201,300             3,762
o      Documentum, Inc.                             62,800             3,760
       Texas Industries, Inc.                       88,320             3,759
o      Pioneer Natural Resources Co.               419,400             3,748
o      Vertex Pharmaceuticals, Inc.                106,900             3,741
o      Eclipsys orp.                               146,000             3,741
o      InterVU Inc.                                 35,500             3,728
       Manitowac Co., Inc.                         109,600             3,726
o      Informatica Corp.                            35,000             3,723
o      ICG Communications, Inc.                    197,100             3,696
o      Mentor Graphics Corp.                       279,400             3,685

o      Antec Corp.                                 100,900             3,683
o      Pacific Sunwear of California               115,362             3,677
       La-Z-Boy Inc.                               218,600             3,675
o      Alleghany Corp.                              19,810             3,675
o      Progress Software Corp.                      64,700             3,672
o      TeleBanc Financial Corp.                    141,100             3,669
o      Allaire Corp.                                25,300             3,668
o      Alaska Air Group, Inc.                      103,900             3,649
o      Quest Diagnostics, Inc.                     119,300             3,646
o      TSI International Software Ltd.              64,300             3,641
       Mark IV Industries, Inc.                    205,376             3,633
       Bank United Corp. Class A                   132,900             3,622
o      Mastech Corp.                               146,000             3,613
o      MGC Communications, Inc.                     71,200             3,613
o      Scholastic Corp.                             58,100             3,613
o      World Access, Inc.                          187,100             3,602
o      Primus Telecommunications Group, Inc.        94,000             3,595
       Pittston Brink's Group                      163,000             3,586
o      ANADIGICS, Inc.                              75,700             3,572
       Whitney Holdings                             96,350             3,571
o      Jack in the Box Inc.                        172,200             3,562
o      Metricom                                     45,100             3,546
       Polaroid Corp.                              188,000             3,537
o      Cumulus Media Inc. Class A                   69,300             3,517
       Chittenden Corp.                            118,457             3,509
       Capitol Federal Financial                   359,800             3,508
       Storage USA, Inc. REIT                      115,900             3,506
o      Barrett Resources Corp.                     118,700             3,494
o      Asyst Technologies, Inc.                     53,100             3,481
o      Imperial Bancorp                            144,215             3,479
       Cousins Properties, Inc. REIT               102,409             3,475
       Kaydon Corp.                                129,600             3,475
o      Glenayre Technologies, Inc.                 306,725             3,470
o      Ames Department Stores, Inc.                120,300             3,466
o      GTech Holdings Corp.                        157,400             3,463
o      Powerwave Technologies, Inc.                 59,300             3,462
o      InfoCure Corp.                              110,900             3,459
o      Insight Enterprises, Inc.                    85,000             3,453
o      BindView Development Corp.                   69,400             3,448
       Pride International Inc.                    235,500             3,444
       OM Group, Inc.                              100,000             3,444
       Park National Corp.                          35,860             3,443
o      FileNet Corp.                               134,900             3,440
       Pogo Producing Co.                          167,400             3,432
       Jostens Inc.                                141,000             3,428
o      The Profit Recovery Group International,
           Inc.                                    127,950             3,399
       Cambrex Corp.                                98,600             3,396
o      SCM Microsystems, Inc.                       53,055             3,392
       Horace Mann Educators Corp.                 172,600             3,387
o      Quanta Services, Inc.                       119,800             3,384
       E.W. Blanch Holdings, Inc.                   55,100             3,375
       AGCO Corp.                                  250,300             3,363
o      UCAR International, Inc.                    188,600             3,359
o      LTX Corp.                                   149,500             3,345
o      Biotechnology General                       219,200             3,343

       Aptargroup Inc.                             132,900             3,339
o      Cirrus Logic                                250,800             3,339
o      Copart, Inc.                                 76,700             3,336
       Olin Corp.                                  168,400             3,336
       Olsten Corp.                                294,850             3,335
       ONEOK, Inc.                                 132,500             3,329
o      Korn/Ferry International                     91,300             3,321
       Prentiss Properties Trust REIT              158,100             3,320
o      Advent Software, Inc.                        51,450             3,315
       Pennzoil-Quaker State Co.                   325,000             3,311
       Applebee's International, Inc.              111,100             3,277
o      SportsLine.com, Inc.                         65,300             3,273
       Lincoln Electric Holdings                   158,000             3,259
       FactSet Research Systems Inc.                40,850             3,253
       Ferro Corp.                                 147,400             3,243
o      Project Software & Development, Inc.         58,200             3,230
       Minerals Technologies, Inc.                  80,500             3,225
o      CEC Entertainment Inc.                      113,600             3,223
       Developers Diversified Realty Corp. REIT    250,200             3,221
       First Financial Bancorp                     150,675             3,221
       RGS Energy Group Inc.                       156,100             3,210
       Hussman International, Inc.                 212,975             3,208
o      Plexus Corp.                                 72,600             3,194
o      National-Oilwell, Inc.                      203,400             3,191
       Lennar Corp.                                196,100             3,187
       Federal Realty Investment Trust REIT        169,100             3,181
       Raymond James Financial, Inc.               169,900             3,175
o      24/7 Media, Inc.                             56,400             3,173
       MeriStar Hospitality Corp. REIT             198,034             3,169
o      NVIDIA Corp.                                 67,500             3,168
o      Kronos, Inc.                                 52,750             3,165
o      Vicor Corp.                                  78,100             3,163
o      AnnTaylor Stores Corp.                       91,600             3,154
       Westinghouse Air Brake Co.                  177,456             3,150
       Pacific Capital Bancorp                     102,400             3,149
       Hooper Holmes, Inc.                         122,200             3,147
       Cabot Industrial Trust REIT                 170,900             3,140
o      Great Plains Software, Inc.                  42,000             3,140
o      Aspen Technologies, Inc.                    118,600             3,135
o      Scotts Co.                                   77,300             3,111
o      Pegasus Systems Inc.                         51,500             3,106
       Community First Bankshares                  197,100             3,104
o      Michaels Stores, Inc.                       108,918             3,104
       United Illuminating Co.                      60,350             3,100
       First Commonwealth Financial Corp.          258,200             3,098
       CenterPoint Properties Corp. REIT            86,300             3,096
       H.B. Fuller Co.                              55,250             3,091
o      Pinnacle Systems, Inc.                       75,900             3,088
       Federal Signal Corp.                        192,200             3,087
o      AmeriSource Health Corp.                    203,200             3,086
       Longview Fibre Co.                          216,300             3,082
o      Cost Plus, Inc.                              86,500             3,082
o      Teletech Holdings Inc.                       91,400             3,080
       Arvin Industries, Inc.                      108,400             3,076
       Philadelphia Suburban Corp.                 148,600             3,074

       Staten Island Bancorp, Inc.                 170,700             3,073
o      Brightpoint, Inc.                           234,025             3,072
       Pulte Corp.                                 136,500             3,071
o      O'Reilly Automotive, Inc.                   142,600             3,066
       Jack Henry & Associates                      57,100             3,066
o      Men's Wearhouse, Inc.                       103,450             3,039
o      Razorfish Inc.                               31,900             3,034
o      Catalytica, Inc.                            223,700             3,034
o      Unifi, Inc.                                 246,300             3,033
       Cleco Corp.                                  94,500             3,030
o      Beringer Wine Estates Holdings, Inc.         75,900             3,027
o      CommNet Cellular Inc.                        93,700             3,010
o      Jacobs Engineering Group Inc.                92,500             3,006
o      Journal Register Co.                        194,500             3,003
       Universal Corp.                             131,000             2,988
o      Mercury Computer Systems, Inc.               84,900             2,971
o      Midway Games Inc.                           124,011             2,969
o      Artesyn Technologies, Inc.                  140,956             2,960
       Regency Realty Corp. REIT                   148,000             2,960
       Brady Corp. Class A                          87,100             2,956
       Trustco Bank                                222,998             2,955
o      Integrated Systems, Inc.                     87,800             2,947
       Charles E. Smith Residential Realty,
           Inc. REIT                                83,300             2,947
o      Adelphia Business Solutions, Inc.            61,300             2,942
       Southwest Gas Corp.                         127,600             2,935
       JLG Industries, Inc.                        184,500             2,929
       USEC Inc.                                   418,400             2,929
o      Hadco Corp.                                  57,400             2,927
o      C-COR Electronics, Inc.                      38,100             2,919
o      Wisconsin Central Transportation Corp.      217,100             2,917
o      Steel Dynamics, Inc.                        182,600             2,910
o      Orbital Sciences Corp.                      156,700             2,909
o      Terex Corp.                                 104,600             2,903
       New Jersey Resources Corp.                   74,200             2,898
       Fleetwood Enterprises, Inc.                 140,500             2,898
       Geon Co.                                     89,100             2,896
       D. R. Horton, Inc.                          209,644             2,896
o      STERIS Corp.                                280,600             2,894
o      Southern Union Co.                          151,215             2,892
o      America West Holdings Corp. Class B         138,700             2,878
       First American Financial Corp.              231,100             2,874
o      InterVoice-Brite, Inc.                      121,000             2,862
       Nordson Corp.                                59,300             2,861
o      ShopKo Stores, Inc.                         124,400             2,861
       Amcore Financial                            119,120             2,859
o      TALK.com, Inc.                              160,900             2,856
o      Varian, Inc.                                126,900             2,855
       Earthgrains Co.                             176,744             2,850
o      Quorum Health Group, Inc.                   305,550             2,845
o      Markel Corp.                                 18,300             2,836
       Commerce Group, Inc.                        108,300             2,829
o      Spyglass, Inc.                               74,600             2,829
       Shurgard Storage Centers, Inc.
           Class A REIT                            121,700             2,822
o      PSS World Medical, Inc.                     298,462             2,817
o      PETsMART, Inc.                              489,550             2,815

       Liberty Corp.                                66,700             2,814
o      Santa Cruz Operation, Inc.                   92,600             2,813
       Public Service Co. of North Carolina, Inc.   86,600             2,798
       Delta & Pine Land Co.                       161,000             2,797
       Investors Financial Services Corp.           60,752             2,795
       WPS Resources Corp.                         111,100             2,791
o      ATMI, Inc.                                   84,400             2,790
o      Eagle USA Airfreight, Inc.                   64,500             2,782
o      Wesley Jessen VisionCare, Inc.               73,300             2,776
o      Micro Warehouse Inc.                        149,700             2,769
       Chicago Title Corp.                          59,500             2,752
       UMB Financial Corp.                          72,542             2,738
o      Globix Corp.                                 45,600             2,736
o      Cable Design Technologies                   118,650             2,729
       Chesapeake Corp. of Virginia                 89,300             2,724
o      Charming Shoppes, Inc.                      409,400             2,712
o      Transkaryotic Therapies, Inc.                70,400             2,710
o      Swift Transportation Co., Inc.              153,700             2,709
       Precision Castparts Corp.                   102,800             2,699
       Wallace Computer Services, Inc.             162,200             2,697
o      Coherent, Inc.                              100,700             2,694
       Florida Rock Industries, Inc.                78,200             2,693
o      Bally Total Fitness Holding Corp.           100,900             2,693
o      Carrier Access Corp.                         40,000             2,693
o      IDEXX Laboratories Corp.                    166,600             2,686
       UGI Corp. Holding Co.                       131,400             2,685
o      Sicor, Inc.                                 346,260             2,684
o      Manugistics Group, Inc.                      83,000             2,682
       Alfa Corp.                                  164,100             2,677
       Atmos Energy Corp.                          130,918             2,676
o      Kent Electronics Corp.                      117,500             2,673
o      Preview Travel, Inc.                         51,100             2,664
       Nationwide Health Properties, Inc. REIT     193,400             2,659
       Flowserve Corp.                             156,406             2,659
o      Del Monte Foods Co.                         215,600             2,655
       F & M National Corp.                         96,279             2,654
o      Covance, Inc.                               245,200             2,651
       MacDermid, Inc.                              64,500             2,649
       Healthcare Realty Trust Inc. REIT           169,407             2,647
o      SEACOR SMIT Inc.                             51,100             2,644
o      R.H. Donnelley Corp.                        139,900             2,641
o      NBTY, Inc.                                  227,700             2,633
o      Lone Star Technologies, Inc.                 94,400             2,631
o      S3, Inc.                                    227,100             2,626
o      Sirius Satellite Radio, Inc.                 59,000             2,626
o      Varco International, Inc.                   257,700             2,625
       The Macerich Co. REIT                       125,700             2,616
       S & T Bancorp, Inc.                         112,800             2,616
o      Tut Systems, Inc.                            48,770             2,615
o      Tower Automotive, Inc.                      168,900             2,607
       Bank North Group                             97,270             2,602
o      Haemonetics Corp.                           109,250             2,602
o      Alliant Techsystems, Inc.                    41,700             2,598
       Bob Evans Farms, Inc.                       168,000             2,593
o      Exchange Applications, Inc.                  46,400             2,593

o      OfficeMax, Inc.                             471,100             2,591
       Alpharma, Inc. Class A                       83,934             2,581
o      Radio One, Inc.                              28,000             2,576
o      Viatel, Inc.                                 48,000             2,574
o      Photronics Labs Inc.                         89,900             2,573
       Eastern Utilities Associates                 84,889             2,573
o      Footstar Inc.                                84,300             2,571
       Pier 1 Imports Inc.                         403,300             2,571
       G & K Services, Inc.                         79,250             2,566
       Colonial Properties Trust REIT              110,400             2,560
o      Tekelec                                     113,700             2,558
o      ResMed Inc.                                  61,200             2,555
o      Dura Pharmaceuticals, Inc.                  183,300             2,555
       Gables Residential Trust REIT               106,400             2,554
       Baldor Electric Co.                         140,827             2,552
       Essex Property Trust, Inc. REIT              75,000             2,550
       Ametek Aerospace Products Inc.              133,700             2,549
       Kilroy Realty Corp. REIT                    115,800             2,548
o      Saga Systems, Inc.                          127,500             2,542
       Wausau-Mosinee Paper Corp.                  217,410             2,541
       Cohu, Inc.                                   81,900             2,539
       Banta Corp.                                 112,400             2,536
o      NBC Internet, Inc. Class A                   32,800             2,534
o      Cor Therapeutics, Inc.                       93,600             2,515
o      The Cheesecake Factory                       71,853             2,515
o      Network Peripherals, Inc.                    53,200             2,514
o      ZixIt Corp.                                  63,400             2,512
       Reckson Associates Realty Corp. REIT        122,400             2,509
o      Remec, Inc.                                  98,100             2,502
o      MIPS Technologies, Inc.                      48,000             2,496
       Susquehanna Bancshares, Inc.                156,675             2,487
       Elcor Corp.                                  82,525             2,486
       Caraustar Industries, Inc.                  103,500             2,484
o      Airgas, Inc.                                261,100             2,480
o      IPC Communications, Inc.                     34,700             2,464
       Ogden Corp.                                 206,300             2,463
o      Complete Business Solutions, Inc.            98,000             2,462
       Richmond County Financial Corp.             136,200             2,460
o      Apex Inc.                                    76,200             2,457
o      El Paso Electric Co.                        250,400             2,457
       Ruby Tuesday, Inc.                          135,050             2,456
o      AXENT Technologies, Inc.                    116,480             2,446
o      Papa John's International, Inc.              93,850             2,446
o      Silicon Valley Group, Inc.                  137,700             2,444
o      Concord Communications, Inc.                 54,900             2,436
o      Valence Technology                          128,100             2,434
o      Aware, Inc.                                  66,900             2,433
       Public Service Co. of New Mexico            149,700             2,433
       Wellman, Inc.                               130,500             2,431
o      Inhale Therapeutic Systems                   57,100             2,430
o      Cognizant Technology Solutions Corp.         22,200             2,427
o      Stone Energy Corp.                           68,100             2,426
       Skywest, Inc.                                86,600             2,425
       Dain Rauscher Corp.                          51,700             2,404
       Brandywine Realty Trust REIT                146,800             2,404

o      Advanced Radio Telecom Corp.                100,000             2,400
       Milacron Inc.                               155,977             2,398
o      Ligand Pharmaceuticals Inc. Class B         186,000             2,395
o      Dollar Thrifty Automotive Group, Inc.        99,900             2,391
o      Sunrise Technologies International, Inc.    202,200             2,388
o      Primark Corp.                                85,600             2,381
o      ESS Technology, Inc.                        107,300             2,381
o      WebLink Wireless, Inc.                      153,200             2,375
o      Insituform Technologies Class A              83,900             2,370
       CBRL Group, Inc.                            243,300             2,361
o      Genesys Telecommunications Laboratories,
          Inc.                                      43,700             2,360
o      Ralcorp Holdings, Inc.                      118,300             2,359
o      Heidrick & Struggles International, Inc.     55,500             2,345
o      Safeskin Corp.                              193,300             2,344
o      P-Com, Inc.                                 264,800             2,342
o      Sequa Corp. Class A                          43,300             2,335
       Modine Manufacturing Co.                     93,300             2,333
       CH Energy Group, Inc.                        70,600             2,330
o      American Italian Pasta Co.                   75,700             2,328
o      XTRA Corp.                                   54,500             2,323
o      UNOVA, Inc.                                 178,600             2,322
o      Exar Corp.                                   39,400             2,320
o      Century Business Services, Inc.             274,800             2,319
       Rollins Truck Leasing                       193,937             2,315
o      Xceed Inc.                                   55,700             2,312
o      Avis Rent A Car, Inc.                        90,400             2,311
o      Southwest Bancorporation of Texas, Inc.     116,600             2,310
       John H. Harland Co.                         126,100             2,309
o      Ardent Software, Inc.                        59,200             2,309
o      Inet Technologies, Inc.                      33,000             2,306
o      Canandaigua Brands, Inc. Class A             45,200             2,305
o      Dal-Tile International Inc.                 227,600             2,304
       International Bancshares Corp.               51,937             2,298
       Realty Income Corp. REIT                    111,400             2,298
       Sun Communities, Inc. REIT                   71,300             2,295
       Casey's General Stores                      219,757             2,294
       JDN Realty Corp. REIT                       141,850             2,287
       Republic Bancorp, Inc.                      188,318             2,286
       Avista Corp.                                147,900             2,283
       Kellwood Co.                                117,050             2,275
       SIG Corp.                                    99,999             2,275
       Chateau Communities, Inc. REIT               87,600             2,272
       Elizabethtown Corp.                          36,500             2,272
o      Romac International, Inc.                   168,610             2,266
       TJ International, Inc.                       53,900             2,264
       Northwest Natural Gas Co.                   103,150             2,263
       Gaylord Entertainment Co. Class A            75,575             2,263
o      AVT Corp.                                    48,100             2,261
o      Summit Technology, Inc.                     193,421             2,261
       Washington REIT                             150,450             2,257
       Mentor Corp.                                 87,400             2,256
o      Extended Stay America, Inc.                 295,300             2,252
       C & D Technology Inc.                        52,900             2,248
       Fair Issac & Co.                             42,400             2,247
       M.A. Hanna Co.                              205,400             2,247

       Walden Residential Properties, Inc. REIT    103,800             2,245
       Home Properties of New York, Inc. REIT       81,800             2,244
       Indiana Energy, Inc.                        126,266             2,241
o      Station Casinos, Inc.                        99,700             2,237
o      Commonwealth Telephone Enterprises, Inc.     42,199             2,231
o      In Focus Systems, Inc.                       96,100             2,228
       Superior Industries International, Inc.      83,000             2,225
o      Wyndham International, Inc. Class A REIT    756,100             2,221
       United Television, Inc.                      16,129             2,221
       PS Business Parks, Inc. REIT                 97,500             2,218
o      Sonic Corp.                                  77,800             2,217
       Kimball International, Inc. Class B         134,200             2,214
o      WebTrends Corp.                              27,300             2,211
       Regis Corp.                                 117,150             2,211
       Manufactured Home Communities, Inc. REIT     90,800             2,208
o      Vintage Petroleum, Inc.                     182,900             2,206
       HCC Insurance Holdings, Inc.                166,850             2,200
o      Timberland Co.                               41,600             2,200
o      Hutchinson Technology, Inc.                 103,500             2,199
       Technitrol, Inc.                             49,300             2,194
o      Tetra Tech, Inc.                            142,402             2,189
       Graco, Inc.                                  61,025             2,189
       Westbanco Inc.                               84,079             2,186
o      Rayovac Corp.                               115,800             2,186
o      Computer Network Technology Corp.            95,200             2,184
       Foremost Corp. of America                    76,900             2,182
o      Systems & Computer Technology Corp.         133,800             2,174
o      Hollywood Park, Inc.                         96,900             2,174
o      Global Industries Ltd.                      251,800             2,172
o      WorldGate Communications, Inc.               45,500             2,164
o      Vical, Inc.                                  72,200             2,161
o      RadiSys Corp.                                42,300             2,157
o      Cerner Corp.                                109,500             2,156
       Northwestern Corp.                           97,900             2,154
o      Pharmacyclics, Inc.                          52,200             2,153
       CT Communications, Inc.                      38,400             2,150
       Inter-Tel, Inc.                              85,900             2,147
o      Mail-Well, Inc.                             159,000             2,146
o      Sanchez Computer Associates, Inc.            51,900             2,138
o      Siliconix, Inc.                              16,200             2,130
       Hughes Supply, Inc.                          98,750             2,129
       A. Schulman Inc.                            130,500             2,129
o      Trimble Navigation Ltd.                      98,200             2,124
       Carpenter Technology Corp.                   77,300             2,121
       Belden, Inc.                                100,800             2,117
o      Electroglas, Inc.                            83,400             2,116
       Talbots Inc.                                 47,400             2,115
o      Triad Hospitals, Inc.                       139,479             2,110
       MAF Bancorp, Inc.                           100,751             2,109
o      Power-One, Inc.                              46,000             2,107
o      Silknet Software, Inc.                       12,700             2,105
       Penton Media, Inc. Class A                   87,600             2,102
       TNP Enterprises, Inc.                        50,900             2,100
o      Kirby Corp.                                 102,200             2,095
o      InterTan, Inc.                               80,100             2,093

o      Datastream Systems, Inc.                     85,100             2,090
       LNR Property Corp.                          105,150             2,090
o      Security Capital Group Inc. REIT Class B    166,900             2,086
o      Total Renal Care Holdings, Inc.             311,800             2,085
o      Avant! Corp.                                138,438             2,077
o      Actel Corp.                                  86,400             2,074
o      Digital River, Inc.                          62,200             2,072
       J.M. Smucker Co. Class A                    106,200             2,071
       AAR Corp.                                   115,300             2,068
       Bowne & Co., Inc.                           152,500             2,059
       First Bancorp/Puerto Rico                    99,000             2,054
o      Molecular Devices Corp.                      39,500             2,054
       Crawford & Co. Class B                      150,750             2,054
       Greater Bay Bancorp                          47,800             2,049
o      Computer Horizons Corp.                     126,600             2,049
o      Perrigo Co.                                 255,900             2,047
o      Agribrands International, Inc.               44,500             2,047
       Datascope Corp.                              51,100             2,044
       Spartech Corp.                               63,100             2,035
o      Blount International, Inc.                  127,133             2,026
o      Medical Assurance, Inc.                      95,616             2,026
       Triangle Bancorp, Inc.                      104,400             2,023
o      Banyan Systems, Inc.                        100,900             2,018
o      Advanced Energy Industries, Inc.             40,900             2,014
       Energen Corp.                               111,300             2,010
o      Orthodontic Centers of America, Inc.        168,200             2,008
o      NVR, Inc.                                    42,000             2,005
       Invacare Corp.                               99,900             2,004
       Selective Insurance Group                   116,300             1,999
o      Wave Systems Corp. Class A                  167,300             1,997
       Great Atlantic & Pacific Tea Co., Inc.       71,500             1,993
o      Zomax Inc.                                   43,900             1,986
o      Playboy Enterprises, Inc. Class B            81,700             1,986
       Morgan Keegan, Inc.                         118,000             1,984
o      Fairfield Communities, Inc.                 184,400             1,982
o      Bell & Howell Co.                            62,300             1,982
       Black Hills Corp.                            89,050             1,976
o      General Semiconductor, Inc.                 139,050             1,973
       Jefferies Group, Inc.                        89,632             1,972
o      SuperGen, Inc.                               67,000             1,968
o      The Liposome Co., Inc.                      161,200             1,967
       Chelsea GCA Realty, Inc. REIT                66,100             1,966
       Ruddick Corp.                               126,800             1,965
o      CompuCredit Corp.                            51,000             1,963
o      Young Broadcasting Inc.                      38,500             1,964
o      Grey Wolf, Inc.                             681,700             1,960
       Libbey, Inc.                                 68,100             1,958
o      ProBusiness Services, Inc.                   54,300             1,955
       Albemarle Corp.                             101,820             1,954
       Queens County Bancorp, Inc.                  71,972             1,952
o      Littelfuse, Inc.                             80,400             1,951
o      Duane Reade Inc.                             70,700             1,949
o      Sunglass Hut International, Inc.            173,200             1,949
       Walter Industries, Inc.                     180,100             1,947
       MascoTech Inc.                              153,300             1,945

o      Pre-Paid Legal Services, Inc.                81,000             1,944
o      CompUSA, Inc.                               379,100             1,943
       Yankee Energy Systems                        44,200             1,942
       SL Green Realty Corp. REIT                   89,000             1,936
o      Lands' End, Inc.                             55,700             1,936
       Carolina First Corp.                        106,000             1,934
       CBL & Associates Properties, Inc. REIT       93,700             1,933
o      Hollywood Entertainment Corp.               133,000             1,929
       A.O. Smith Corp.                             87,900             1,923
o      Ionics, Inc.                                 68,100             1,915
o      The Corporate Executive Board Co.            34,200             1,911
o      Tuboscope Inc.                              120,300             1,910
o      Cygnus Inc.                                 104,300             1,903
       Russell Corp.                               113,625             1,903
o      NFO Worldwide, Inc.                          85,000             1,902
       Block Drug Co. Class A                       61,303             1,900
       CFW Communications Co.                       54,600             1,897
       Arch Chemicals, Inc.                         90,600             1,897
o      Prime Hospitality Corp.                     214,600             1,891
o      Structural Dynamics Research Corp.          148,306             1,891
o      Maxtor Corp.                                260,800             1,891
o      Midwest Express Holdings, Inc.               59,300             1,890
       Kelly Services, Inc. Class A                 75,100             1,887
o      Delphi Financial Group, Inc.                 62,705             1,881
       National Penn Bancshares Inc.                74,865             1,881
o      The Topps Co., Inc.                         181,000             1,878
o      Veeco Instruments, Inc.                      40,000             1,872
o      Sipex Corp.                                  76,100             1,869
o      Hanover Direct, Inc.                        513,700             1,862
       Mitchell Energy & Development Corp. Class A  84,400             1,862
       Forest City Enterprise Class A               66,500             1,862
       F.N.B. Corp.                                 83,581             1,860
       Cross Timbers Oil Co.                       205,125             1,859
o      Playtex Products, Inc.                      120,900             1,859
o      ADVO, Inc.                                   78,250             1,858
       Koger Equity, Inc. REIT                     110,100             1,858
       Wolverine World Wide, Inc.                  169,540             1,854
o      Daisytek International Corp.                 79,400             1,851
       Reliance Steel & Aluminum Co.                78,900             1,849
       Cooper Cos., Inc.                            61,300             1,847
       Otter Tail Power Co.                         49,200             1,845
       National City Bancshares, Inc.               73,266             1,841
       Enhance Financial Services Group, Inc.      113,200             1,839
       JSB Financial                                35,400             1,836
       Provident Bankshares Corp.                  105,937             1,834
o      Net.B@nk, Inc.                               99,100             1,833
o      Sangstat Medical Corp.                       61,600             1,833
o      Anixter International Inc.                   88,700             1,829
       Aquarion Co.                                 49,309             1,824
o      Monaco Coach Corp.                           71,150             1,819
       Werner Enterprises, Inc.                    129,275             1,818
       The Toro Co.                                 48,600             1,813
o      IDX Systems Corp.                            57,980             1,812
       Regal-Beloit Corp.                           87,600             1,807
       W Holding Co., Inc.                         174,000             1,805

       Presidential Life Corp.                      98,200             1,804
o      Radiant Systems, Inc.                        44,900             1,804
       Commercial Metals Co.                        53,166             1,804
       Clarcor Inc.                                100,125             1,802
       AMCOL International Corp.                   111,650             1,800
o      Landstar System                              42,000             1,798
o      Aztar Corp.                                 165,200             1,797
o      Key Energy Services, Inc.                   346,100             1,795
o      Miami Computer Supply Corp.                  48,300             1,793
o      Genrad, Inc.                                110,900             1,788
o      Forest Oil Corp.                            135,600             1,788
       Springs Industries Inc. Class A              44,700             1,785
o      International Home Foods, Inc.              102,600             1,783
o      American Superconductor Corp.                63,600             1,781
o      Patterson Energy, Inc.                      136,900             1,780
o      Labor Ready, Inc.                           146,686             1,779
       Reliance Group Holdings                     265,900             1,778
       The Pep Boys (Manny, Moe & Jack)            194,800             1,778
       Gerber Scientific, Inc.                      81,000             1,777
       Health Care REIT, Inc.                      117,400             1,776
o      Cybex Computer Products Corp.                43,800             1,774
o      Triangle Pharmaceuticals, Inc.              138,000             1,768
       Mid-America Apartment Communities,
           Inc. REIT                                78,100             1,767
o      Ziff-Davis Inc.                             111,700             1,766
o      Brio Technology, Inc.                        42,000             1,764
o      Buffets Inc.                                175,849             1,758
o      Concur Technologies, Inc.                    60,600             1,757
       Glenborough Realty Trust, Inc. REIT         130,100             1,740
       Brown & Brown, Inc.                          45,350             1,737
       National Bankcorp of Alaska Inc.             61,900             1,737
o      Atwood Oceanics, Inc.                        44,900             1,734
o      Barr Labs Inc.                               55,200             1,732
       Texas Regional Bancshares, Inc.              59,700             1,731
o      Newpark Resources, Inc.                     282,500             1,730
o      THQ Inc.                                     74,450             1,726
o      Multex.com Inc.                              45,700             1,719
       Chemical Finance                             53,912             1,718
o      Forward Air Corp.                            39,600             1,718
o      Yellow Corp.                                102,150             1,717
       Laclede Gas Co.                              79,400             1,717
o      MEMC Electronic Materials, Inc.             140,000             1,715
       Tredegar Corp.                               82,800             1,713
o      JDA Software Group, Inc.                    104,350             1,709
o      Sunterra Corp.                              148,550             1,708
       Bradley Real Estate Inc. REIT                97,914             1,707
o      Navigant Consulting, Inc.                   157,000             1,707
       Duff & Phelps Credit Rating                  19,100             1,699
o      Pioneer Group, Inc.                         107,700             1,696
o      Shorewood Packaging Corp.                    89,500             1,695
o      Alliance Semiconductor Corp.                101,500             1,694
       Bindly Western Industries, Inc.             112,400             1,693
o      barnesandnoble.com inc.                     119,200             1,691
o      UICI                                        159,900             1,689
       Downey Financial Corp.                       83,646             1,689
o      CCC Information Services Group               98,600             1,689

o      Beverly Enterprises, Inc.                   385,900             1,688
o      MSC Industrial Direct Co., Inc. Class A     127,200             1,685
       LTV Corp.                                   408,300             1,684
o      Maverick Tube Corp.                          68,200             1,684
o      Brooks Automation, Inc.                      51,700             1,683
o      Advance Paradigm, Inc.                       78,000             1,682
o      SoftNet Systems, Inc.                        66,900             1,681
       Connecticut Energy Corp.                     43,200             1,679
       Matthews International Corp.                 61,000             1,677
o      F.Y.I. Inc.                                  49,300             1,676
       ChemFirst Inc.                               76,500             1,673
o      SITEL Corp.                                 238,100             1,667
o      Vail Resorts Inc.                            92,900             1,666
o      MemberWorks, Inc.                            50,200             1,666
o      SPS Technologies, Inc.                       52,100             1,664
       Fleming Cos., Inc.                          161,500             1,655
       Summit Properties, Inc. REIT                 92,400             1,652
       Overseas Shipholding Group Inc.             111,400             1,650
o      Coventry Health Care Inc.                   243,500             1,644
o      Department 56 Inc.                           72,500             1,640
       Greif Brothers Corp. Class A                 55,000             1,636
       SCPIE Holdings Inc.                          50,800             1,632
o      Conmed Corp.                                 62,950             1,629
       Southern Peru Copper Corp.                  104,900             1,619
o      Handleman Co.                               120,800             1,616
o      Phoenix Technologies LTD.                   102,000             1,613
       Empire District Electric Co.                 71,170             1,610
o      Micron Electronics, Inc.                    144,600             1,609
       West Pharmaceutical Services, Inc.           51,994             1,609
o      Administaff, Inc.                            53,100             1,606
o      Coulter Pharmaceutical, Inc.                 70,700             1,604
       Bay View Capital Corp.                      112,821             1,601
o      Netopia, Inc.                                29,400             1,597
o      Toll Brothers, Inc.                          85,700             1,596
o      Presstek, Inc                               114,900             1,594
o      Atlas Air, Inc.                              58,100             1,594
o      Reebok International Ltd.                   194,700             1,594
       Anchor Bancorp Wisconsin Inc.               105,200             1,591
o      Com21, Inc.                                  70,800             1,589
o      MAXIMUS, Inc.                                46,800             1,588
       Carter-Wallace, Inc.                         88,400             1,586
       P.H. Glatfelter Co.                         108,400             1,579
o      Invitrogen Corp.                             26,300             1,578
o      PathoGenesis Corp.                           73,500             1,576
       Cornerstone Realty Income Trust, Inc. REIT  161,600             1,576
       N L Industries, Inc.                        104,600             1,576
o      Tesoro Petroleum Corp.                      136,100             1,574
o      Crestline Capital Corp. REIT                 76,000             1,567
o      IDT Corp.                                    83,000             1,567
       Hilb, Rogal and Hamilton Co.                 55,400             1,565
o      Mid Atlantic Medical Services, Inc.         187,800             1,561
o      Ascent Entertainment Group, Inc.            123,029             1,561
o      Buckeye Technology, Inc.                    104,900             1,560

       Polymer Group, Inc.                          85,300             1,557
o      Del Webb Corp.                               62,396             1,556
       Alexandria Real Estate Equities, Inc. REIT   48,900             1,556
o      Western Digital Corp.                       371,400             1,555
o      Benchmark Electronics, Inc.                  67,600             1,551
       First Citizens BancShares Class A            22,200             1,548
       W.R. Berkley Corp.                           74,175             1,548
       Cabot Oil & Gas Corp. Class A                96,126             1,544
o      Learning Tree International, Inc.            55,000             1,540
o      Ventana Medical Systems, Inc.                61,900             1,540
       Pioneer Standard Electronics Inc.           106,650             1,540
       The Trust Co. of New Jersey                  67,270             1,539
       Taubman Co. REIT                            142,500             1,532
o      The Boyds Collection, Ltd.                  220,500             1,530
       National Health Investors REIT              102,700             1,528
       NACCO Industries, Inc. Class A               27,395             1,522
o      UniSource Energy Corp.                      135,960             1,521
o      Wild Oats Markets, Inc.                      68,400             1,518
       Bedford Property Investors, Inc. REIT        88,900             1,517
o      EarthWeb Inc.                                30,100             1,514
       Foster Wheeler Corp.                        170,600             1,514
       Cathay Bancorp, Inc.                         36,900             1,513
o      Gaylord Container Corp.                     222,000             1,512
       StanCorp Financial Group, Inc.               60,000             1,511
o      Guilford Pharmaceuticals, Inc.               88,700             1,508
o      Paxson Communications Corp.                 126,300             1,508
o      Sagent Technology, Inc.                      50,300             1,506
o      LifePoint Hospitals, Inc.                   127,435             1,505
o      Egghead.com, Inc.                            92,777             1,502
o      US LEC Corp. Class A                         46,500             1,500
       FBL Financial Group, Inc. Class A            74,900             1,498
o      Activision, Inc.                             97,600             1,494
o      Sunbeam Corp.                               356,800             1,494
       BT Financial Corp.                           67,893             1,494
o      Jones Lang Lasalle Inc. REIT                125,700             1,493
       Republic Security Financial Corp.           208,319             1,491
o      About.Com, Inc.                              16,600             1,490
o      MessageMedia Inc.                           105,600             1,485
       Michael Foods Group, Inc.                    60,300             1,485
o      Tom Brown, Inc.                             110,900             1,483
       Quanex Corp.                                 58,100             1,482
       Fidelity National Financial, Inc.           102,962             1,480
       Premier Bancshares, Inc.                    108,600             1,480
       The Marcus Corp.                            110,100             1,479
o      STAR Telecommunications, Inc.               187,100             1,479
o      Louis Dreyfus Natural Gas Corp.              81,596             1,479
o      Barra, Inc.                                  46,500             1,476
       Phoenix Investment Partners Ltd.            181,700             1,476
o      American Classic Voyager Co.                 42,100             1,474
o      ONYX Software Corp.                          39,800             1,473
o      Bottomline Technologies, Inc.                40,900             1,472
       Pacific Gulf Properties, Inc. REIT           72,700             1,472
o      Paxar Corp.                                 174,056             1,469
       Collins & Aikman Corp.                      255,400             1,469
o      Urban Outfitters, Inc.                       50,400             1,468

       Cleveland-Cliffs Iron Co.                    47,100             1,466
o      Simpson Manufacturing Co.                    33,500             1,466
       Hancock Holding Co.                          37,807             1,465
o      American Freightways                         90,400             1,463
       Mid-State Bancshares                         45,900             1,463
o      Triad Guaranty, Inc.                         64,200             1,461
       California Water Service Group               48,126             1,459
o      Telescan, Inc.                               59,000             1,457
o      PETCO Animal Supplies, Inc.                  97,800             1,455
       Applied Industrial Technology, Inc.          87,400             1,453
o      Source Media, Inc.                           78,500             1,452
       Ryland Group, Inc.                           62,900             1,451
       Westfield America, Inc. REIT                117,500             1,447
       Argonaut Group, Inc.                         72,700             1,445
o      West TeleServices Corp.                      59,100             1,444
       Midas Inc.                                   66,000             1,444
o      Nautica Enterprises, Inc.                   127,614             1,444
       United National Bancorp                      65,046             1,443
o      Track Data Corp.                            141,600             1,443
       Granite Construction Co.                     78,100             1,440
       PMA Capital Corp. Class A                    72,300             1,437
o      EntreMed, Inc.                               56,000             1,435
o      infoUSA Inc.                                102,800             1,433
       MDC Holdings, Inc.                           91,100             1,429
       Reliance Bancorp, Inc.                       41,400             1,428
o      Rexall Sundown, Inc.                        138,400             1,427
o      Ultratech Stepper, Inc.                      88,500             1,427
o      NCI Building Systems, Inc.                   77,000             1,424
       Roadway Express Inc.                         65,800             1,423
       AmerUs Life Holdings, Inc.                   61,792             1,421
o      Champion Enterprises, Inc.                  165,948             1,421
o      Group Maintenance America Corp.             132,900             1,420
       Centex Construction Products,Inc.            36,400             1,420
o      FSI International, Inc.                     123,400             1,419
o      Factory 2-U Stores Inc.                      50,000             1,419
o      Guess ?, Inc.                                65,200             1,418
o      Palm Harbor Homes, Inc.                      78,729             1,417
o      SpeedFam-IPEC, Inc.                         109,451             1,416
       Arrow International, Inc.                    48,800             1,415
o      IHOP Corp.                                   84,600             1,412
o      Rogers Corp.                                 36,900             1,411
o      CUNO Inc.                                    68,150             1,411
o      Medco Research, Inc.                         46,900             1,410
o      PAREXEL International Corp.                 119,200             1,408
       Life Technologies, Inc.                      32,950             1,404
       Advanta Corp. Class A                        76,880             1,403
o      Sola International Inc.                     101,100             1,403
o      Modem Media . Poppe Tyson, Inc.              19,900             1,400
o      Forrester Research, Inc.                     20,300             1,398
o      Whitehall Jewellers, Inc.                    37,900             1,398
o      Atlantic Coast Airlines Holdings             58,800             1,397
o      Aavid Thermal Technologies                   56,800             1,395
o      Checkpoint Systems, Inc.                    136,900             1,395
       Imperial Credit Commercial Mortgage
           Investment Corp. REIT                   122,500             1,393
o      Provident American Corp.                     39,600             1,393

o      Cellstar Corp.                              141,000             1,392
       First United Bancshares, Inc.               103,800             1,388
o      99 Cents Only Stores                         36,275             1,388
o      Nuevo Energy Co.                             74,000             1,387
       ABM Industries                               68,000             1,386
o      Mapics Inc.                                 109,700             1,385
       NUI Corp.                                    52,400             1,382
o      CSK Auto Corp.                               78,800             1,379
o      Quiksilver, Inc.                             88,900             1,378
o      On Assignment, Inc.                          46,100             1,377
       Russ Berrie and Co., Inc.                    52,300             1,373
o      Trans World Entertainment Corp.             130,650             1,372
o      Dril-Quip, Inc.                              45,000             1,367
       Arnold Industries, Inc.                      96,800             1,361
       United Community Financial Corp.            136,900             1,360
       Southwest Securities Group, Inc.             49,600             1,358
o      Rent-A-Center, Inc.                          68,400             1,355
       First Sentinel Bancorp Inc.                 173,440             1,355
       Stewart & Stevenson Services, Inc.          114,210             1,353
o      Cadiz Inc.                                  142,300             1,352
o      NorthEast Optic Network, Inc.                21,600             1,351
       GenCorp, Inc.                               136,840             1,351
o      Allen Telecom Inc.                          116,760             1,350
o      Ryan's Family Steak Houses, Inc.            158,600             1,348
o      Premiere Technologies, Inc.                 192,500             1,347
       Merchants New York Bancorporation            78,600             1,346
o      NeoMagic Corp.                              122,600             1,341
o      Excalibur Technologies Corp.                 65,000             1,341
o      Net Perceptions, Inc.                        31,900             1,340
       Brush Wellman, Inc.                          79,600             1,338
o      First Consulting Group, Inc.                 86,300             1,338
       Thomas Industries, Inc.                      65,350             1,336
       Wabash National Corp.                        88,800             1,332
o      U.S. Home Corp.                              52,100             1,332
o      Tweeter Home Entertainment Group, Inc.       37,500             1,331
       Oshkosh Truck Corp.                          45,400             1,331
o      UTI Energy Corp.                             57,700             1,331
o      NEON Systems, Inc.                           33,900             1,331
o      Inacom Corp.                                181,712             1,329
       Berry Petroleum Class A                      87,800             1,328
       Franklin Electric, Inc.                      18,900             1,327
o      Veritas DGC Inc.                             94,700             1,326
       Valmont Industries, Inc.                     82,400             1,324
       Madison Gas & Electric Co.                   65,675             1,322
o      Fossil Inc.                                  57,100             1,320
o      Hain Food Group, Inc.                        59,000             1,320
o      Veterinary Centers of America, Inc.         102,200             1,316
o      Network Event Theater, Inc.                  44,200             1,315
       Tennant Co.                                  40,100             1,313
o      Building One Services Corp.                 139,100             1,313
       Aaron Rents, Inc. Class B                    73,900             1,312
       American States Water Co.                    36,400             1,310
o      Lone Star Steakhouse & Saloon, Inc.         146,800             1,310
       Dreyer's Grand Ice Cream, Inc.               76,900             1,307
o      Integrated Electrical Services, Inc.        129,900             1,307

o      Battle Mountain Gold Co. Class A            633,600             1,307
o      Heartland Express, Inc.                      82,908             1,306
       Bandag, Inc.                                 52,200             1,305
o      Alexander's, Inc.                            16,500             1,304
o      Triarc Cos., Inc. Class A                    70,800             1,301
o      Henry Schein, Inc.                           97,700             1,301
o      NCO Group, Inc.                              43,150             1,300
o      First Sierra Financial, Inc.                 75,800             1,298
o      Executone Information Systems, Inc.         238,700             1,298
o      Rent-Way, Inc.                               69,300             1,295
       WD-40 Co.                                    58,500             1,294
o      Stericycle, Inc.                             68,800             1,294
       Glimcher Realty Trust REIT                  100,100             1,289
       First Financial Corp.-Indiana                31,000             1,287
o      Personnel Group of America, Inc.            126,600             1,282
o      Network Equipment Technologies, Inc.        108,500             1,282
o      SCP Pool Corp.                               49,400             1,281
       Cash America International Inc.             131,312             1,280
o      Scott Technologies, Inc.                     67,800             1,280
o      Boca Resorts, Inc. Class A                  131,100             1,278
o      Sinclair Broadcast Group, Inc.              104,700             1,278
o      Aftermarket Technology Corp.                107,000             1,277
       First Financial Bankshares, Inc.             41,470             1,275
       PFF Bancorp, Inc.                            65,700             1,273
o      US Oncology, Inc.                           257,582             1,272
o      The Grand Union Co.                         125,600             1,272
o      Hayes Lemmerz International, Inc.            72,900             1,271
       Oshkosh B Gosh, Inc. Class A                 60,300             1,270
       Lilly Industries Inc. Class A                94,250             1,266
o      ITI Technologies, Inc.                       42,200             1,266
o      Education Management Corp.                   90,400             1,266
o      Ampex Corp. Class A                         232,600             1,265
       CKE Restaurants Inc.                        214,600             1,261
       Commonwealth Bancorp                         75,800             1,260
       Town & Country Trust REIT                    70,100             1,257
o      Anchor Gaming                                28,900             1,255
       The Stride Rite Corp.                       192,900             1,254
o      Charles River Associates Inc.                37,400             1,253
o      Oceaneering International, Inc.              83,800             1,252
o      Performance Food Group Co.                   51,350             1,252
o      HA-LO Industries, Inc.                      166,525             1,249
       AREA Bancshares Corp.                        50,900             1,247
o      Laser Vision Centers, Inc.                  118,000             1,246
o      Central Garden and Pet Co.                  120,100             1,246
o      Regeneron Pharmaceuticals, Inc.              97,700             1,246
o      Information Resources, Inc.                 134,600             1,245
       Analysts International Corp.                 99,600             1,245
o      WMS Industries, Inc.                         94,700             1,243
o      Systemax Inc.                               146,200             1,243
o      Canandaigua Brands, Inc. Class B             22,100             1,242
       CTG Resources Inc.                           35,700             1,241
       Diagnostic Products Corp.                    50,600             1,240
       Burnham Pacific Properties, Inc. REIT       132,200             1,239
       Liberty Financial Cos., Inc.                 54,000             1,239

       CVB Financial Corp.                          53,290             1,232
o      Ocular Sciences, Inc.                        65,200             1,231
       Commercial Net Lease Realty REIT            123,800             1,230
o      Argosy Gaming Co.                            79,000             1,229
o      IGEN International, Inc.                     41,300             1,229
o      Financial Federal Corp.                      53,850             1,228
o      Corixa Corp.                                 72,200             1,227
       National Presto Industries, Inc.             34,500             1,225
       Parkway Properties Inc. REIT                 42,500             1,225
       Mid-America Bancorp                          42,951             1,224
       EastGroup Properties, Inc. REIT              66,100             1,223
o      American Mobile Satellite Corp., Inc.        58,000             1,222
o      Musicland Stores Corp.                      144,700             1,221
       Frontier Financial Corp.                     61,000             1,220
o      Avid Technology, Inc.                        93,300             1,219
       J.B. Hunt Transport Services, Inc.           87,900             1,217
       InterWest Bancorp Inc.                       63,200             1,217
o      K-V Pharmaceutical Co. Class B               56,750             1,217
o      American Xtal Technology, Inc.               69,700             1,215
       CNA Surety Corp.                             93,400             1,214
       Computer Task Group, Inc.                    81,900             1,213
o      Ziff-Davis Inc. - ZDNet                      57,700             1,212
o      Amerco, Inc.                                 48,420             1,210
       St. Mary Land & Exploration Co.              48,840             1,209
       Oneida Ltd.                                  55,535             1,208
       Kaman Corp. Class A                          93,800             1,208
o      School Specialty, Inc.                       79,800             1,207
       Baldwin & Lyons, Inc. Class B                54,500             1,206
o      SVI Holdings, Inc.                          100,400             1,205
o      Albany International Corp.                   77,684             1,204
       AMLI Residential Properties Trust REIT       59,600             1,203
o      Players International, Inc.                 146,300             1,202
o      e.spire Communications, Inc.                206,700             1,201
       Pultizer, Inc.                               29,800             1,201
       Grey Advertising, Inc.                        3,000             1,200
o      Genesco, Inc.                                92,300             1,200
o      Robert Mondavi Corp. Class A                 34,400             1,195
o      Griffon Corp.                               153,000             1,195
       Omnova Solutions Inc.                       154,100             1,194
o      Specialty Equipment Cos., Inc.               49,700             1,190
o      Organogenesis, Inc.                         136,792             1,188
o      Rare Hospitality International Inc.          54,900             1,188
       OceanFirst Financial Corp.                   68,600             1,188
       Owens & Minor, Inc. Holding Co.             132,837             1,187
       Circle International Group, Inc.             53,300             1,186
       Winnebago Industries, Inc.                   59,100             1,186
o      Laboratory Corp. of America                 320,652             1,182
o      Career Education Corp.                       30,800             1,182
o      Renaissance Worldwide, Inc.                 160,000             1,180
o      Carey International, Inc                     48,400             1,180
o      Columbia Laboratories Inc.                  157,100             1,178
o      TenFold Corp.                                29,500             1,178
       Deltic Timber Corp.                          53,800             1,177
o      National Discount Brokers Group, Inc.        44,600             1,176
o      United Payors & United Providers, Inc.       71,000             1,176

o      DBT Online Inc.                              48,200             1,175
o      SalesLogix Corp.                             28,600             1,174
       Innkeepers USA Trust REIT                   143,300             1,173
o      The Children's Place Retail Stores, Inc.     71,300             1,172
o      Salton, Inc.                                 35,000             1,170
o      Bright Horizons Family Solutions, Inc.       62,400             1,170
o      Novoste Corp.                                70,900             1,170
o      Biomatrix, Inc.                              60,700             1,168
       Standard Pacific Corp.                      106,200             1,168
       Sterling Bancshares, Inc.                   104,200             1,166
       Premier National Bancorp, Inc.               63,100             1,163
       Ryerson Tull, Inc.                           59,647             1,159
o      Syncor International Corp.                   39,800             1,159
       Mills Corp. REIT                             64,747             1,157
o      Trammell Crow Co.                            99,250             1,154
       Universal Forest Products, Inc.              78,000             1,150
o      BOK Financial Corp.                          56,944             1,150
o      HS Resources Inc.                            66,500             1,147
       Barnes Group, Inc.                           70,300             1,147
o      Triumph Group, Inc.                          47,400             1,146
       Omega Financial Corp.                        39,500             1,146
       GBC Bancorp                                  59,300             1,145
o      iVillage Inc.                                56,500             1,144
       Ventas, Inc. REIT                           273,000             1,143
o      Cyberonics, Inc.                             71,700             1,143
       Lindsay Manufacturing Co.                    62,495             1,141
       Great Lakes, Inc. REIT                       79,300             1,140
o      McMoRan Exploration Co.                      53,900             1,139
o      Brooktrout Technology, Inc.                  61,300             1,138
       Bank of Granite Corp.                        52,918             1,138
       Oriental Financial Group                     51,566             1,138
       R.L.I. Corp.                                 33,450             1,137
o      Tyler Technologies, Inc.                    206,500             1,136
o      First Republic Bank                          48,300             1,135
o      Value City Department Stores, Inc.           75,000             1,134
o      Nortek, Inc.                                 40,500             1,134
o      Fairchild Corp.                             124,608             1,129
o      Astec Industries, Inc.                       60,000             1,129
o      OneMain.com, Inc.                            75,100             1,126
       Intermet Corp.                               96,700             1,124
       Morrison Management Specialists, Inc.        52,000             1,121
       First Source Corp.                           44,834             1,121
o      Cal Dive International, Inc.                 33,800             1,120
o      Auspex Systems, Inc.                        109,200             1,119
       Pittston BAX Group                          105,200             1,118
       Rollins, Inc.                                74,500             1,118
       Capital Automotive REIT                      91,600             1,116
o      Marketing Services Group, Inc.               66,600             1,116
o      The Dress Barn, Inc.                         67,000             1,114
       Tejon Ranch Co.                              46,900             1,114
o      Launch Media, Inc.                           58,800             1,114
o      Province Healthcare Co.                      58,600             1,113
o      ParkerVision, Inc.                           36,200             1,113
       South Jersey Industries, Inc.                39,136             1,113
       Seacoast Financial Services Corp.           109,200             1,112

o      Kaiser Aluminum & Chemical Corp.            144,500             1,111
       First Federal Capital Corp.                  75,900             1,110
o      Dura Automotive Systems, Inc.                63,535             1,108
o      DuPont Photomasks, Inc.                      22,900             1,105
       Urban Shopping Centers, Inc. REIT            40,700             1,104
o      URS Corp.                                    50,800             1,102
       Simpson Industries, Inc.                     97,800             1,100
o      Wesco International, Inc.                   123,500             1,096
o      Ivex Packaging Corp.                        109,600             1,096
       Thor Industries, Inc.                        36,000             1,096
o      Landry's Seafood Restaurants, Inc.          125,800             1,093
       Student Loan Corp.                           21,900             1,092
       Curtiss-Wright Corp.                         29,600             1,091
o      Impath, Inc.                                 42,900             1,091
o      IMRglobal Corp.                              86,800             1,090
       Reckson Associates Realty Corp.
          Class B REIT                              47,256             1,087
o      Data Broadcasting Corp.                     131,500             1,085
o      AMF Bowling, Inc.                           347,152             1,085
o      Billing Concepts Corp.                      166,600             1,083
o      CDI Corp.                                    44,800             1,081
       Community Trust Bancorp Inc.                 53,926             1,079
       LandAmerica Financial Group, Inc.            58,500             1,075
o      Local Financial Corp.                       103,500             1,074
o      Boise Cascade Office Products Corp.          71,500             1,073
o      First Federal Financial Corp.                76,250             1,072
o      Genlyte Group, Inc.                          50,100             1,071
o      M.S. Carriers, Inc.                          44,800             1,070
o      hi/fn, inc.                                  27,600             1,070
       Skyline Corp.                                45,500             1,069
o      Friede Goldman Halter, Inc.                 153,715             1,066
o      Read Rite Corp.                             224,500             1,066
       Myers Industries, Inc.                       67,646             1,065
       Grand Premier Financial, Inc.                71,905             1,065
o      Priority Healthcare Corp. Class A            36,757             1,064
       Standex International Corp.                  50,800             1,064
       RFS Hotel Investors, Inc. REIT              101,600             1,060
o      Guitar Center, Inc.                         105,300             1,060
       Burlington Coat Factory Warehouse Corp.      76,240             1,058
o      Advanced Communications Group, Inc.          77,600             1,057
       John Nuveen Co. Class A                      29,300             1,057
       Capstead Mortgage Corp. REIT                251,600             1,054
o      Shop At Home, Inc.                          106,000             1,053
       IRT Property Co. REIT                       134,698             1,052
o      Amdocs Ltd.                                  30,498             1,052
o      The IT Group, Inc.                          114,400             1,051
       West Coast Bancorp                           77,780             1,050
o      CACI International, Inc.                     46,400             1,050
o      Columbia Sportswear Co.                      48,800             1,049
       Brown Shoe Company, Inc.                     74,200             1,048
       Harleysville National Corp.                  32,232             1,048
o      Metals USA, Inc.                            123,175             1,047
o      Swift Energy Co.                             91,020             1,047
       East West Bancorp, Inc.                      91,500             1,047
o      Pervasive Software Inc.                      61,700             1,045
       First Financial Holdings, Inc.               65,300             1,045

       Park Electrochemical Corp.                   39,200             1,041
o      Startek, Inc.                                28,700             1,040
       Analogic Corp.                               31,500             1,039
       Riggs National Corp.                         78,800             1,039
       National Golf Properties, Inc. REIT          52,600             1,039
o      CB Richard Ellis Services, Inc.              83,829             1,037
       Center Trust, Inc. REIT                     107,000             1,037
       Luby's, Inc.                                 91,100             1,036
o      Acuson Corp.                                 82,450             1,036
o      Intergraph Corp.                            220,200             1,032
o      7-Eleven, Inc.                              578,500             1,030
o      Pacific Gateway Exchange, Inc.               60,300             1,029
       Sandy Spring Bancorp, Inc.                   38,100             1,029
       Arctic Cat, Inc.                            102,800             1,028
o      Respironics, Inc.                           128,891             1,027
o      Volt Information Sciences Inc.               42,900             1,024
       Mine Safety Appliances Co.                   16,000             1,024
       Omega Healthcare Investors, Inc. REIT        80,700             1,024
       Equity Inns, Inc. REIT                      151,600             1,023
o      Fritz Cos., Inc.                             97,400             1,023
       SJW Corp.                                     8,500             1,022
o      Budget Group, Inc.                          112,700             1,021
o      Westell Technologies, Inc.                   95,000             1,021
       CPI Corp.                                    45,200             1,020
o      Epicor Software Corp.                       201,290             1,019
o      Championship Auto Racing Teams, Inc.         44,300             1,019
o      PLX Technology, Inc.                         53,800             1,019
       First Indiana Corp.                          46,820             1,018
       NBT Bancorp, Inc.                            65,697             1,018
o      AirTran Holdings, Inc.                      224,500             1,017
o      CompuCom Systems, Inc.                      246,600             1,017
o      Morrison Knudsen Corp.                      130,000             1,016
o      Sunrise Assisted Living, Inc.                73,700             1,013
       Chemed Corp.                                 35,400             1,013
o      AppliedTheory Corp.                          36,500             1,013
o      Friedman, Billings, Ramsey Group, Inc.      128,400             1,011
       Watsco, Inc.                                 87,350             1,010
       Justin Industries, Inc.                      67,750             1,008
o      Neurogen Corp.                               61,000             1,007
o      Ocwen Financial Corp.                       160,700             1,004
       The Ackerley Group, Inc.                     55,400             1,004
o      Parker Drilling Co.                         314,700             1,003
o      Cort Business Services Corp.                 57,400             1,001
o      JAKKS Pacific, Inc.                          53,550             1,001
       Calgon Carbon Corp.                         168,500             1,000
       Robbins & Myers, Inc.                        44,178             1,000
       Zenith National Insurance Corp.              48,400               998
       Medallion Financial Corp.                    55,600               997
       Watts Industries Class A                     67,600               997
       Prime Retail, Inc. REIT                     177,199               997
       Ethyl Corp.                                 252,500               994
       Coachmen Industries, Inc.                    65,700               994
o      Magnatek                                    129,200               993
       JP Realty Inc. REIT                          63,400               991
       Landauer, Inc.                               45,200               989

       The Standard Register Co.                    51,000               988
       U.S. Restaurant Properties, Inc. REIT        68,900               986
       Harleysville Group, Inc.                     69,200               986
       Kansas City Life Insurance Co.               29,160               984
o      Basin Exploration Inc.                       55,800               983
       Lance, Inc.                                  98,300               983
o      Pegasystems Inc.                             87,300               982
o      Plains Resources                             78,500               981
       Charter Municipal Mortgage Acceptance Co.    83,500               981
       Dime Community Bancshares, Inc.              53,000               981
o      Bio-Rad Laboratories, Inc. Class A           41,900               979
o      Res-Care, Inc.                               76,800               979
o      Boyd Gaming Corp.                           168,200               978
o      Esterline Technologies Corp.                 84,400               976
       First Charter Corp.                          65,600               976
       Phillips-Van Heusen Corp.                   117,200               974
       Harbor Florida Bancshares, Inc.              75,284               974
       LTC Properties, Inc. REIT                   115,100               971
o      Aviation Sales Co.                           58,800               970
o      Consolidated Products Inc.                   95,799               970
       Irwin Financial Corp.                        54,400               969
       General Cable Corp.                         128,050               968
o      Stoneridge,Inc.                              62,600               966
o      Offshore Logistics, Inc.                    103,000               966
o      Centennial Bancorp                           89,764               965
o      Acclaim Entertainment Inc.                  187,900               963
       City Holding Co.                             68,710               962
       Arch Coal, Inc.                              85,000               962
       Primex Technologies, Inc.                    46,200               959
       Sovran Self Storage, Inc. REIT               50,600               958
o      Metromedia International Group, Inc.        201,700               958
o      Metro Information Services, Inc.             39,900               958
o      Chattem, Inc.                                50,200               954
o      Twinlab Corp.                               120,000               953
o      Theragenics Corp.                           105,100               952
       Central Parking Corp.                        49,700               951
       Western Gas Resources, Inc.                  72,000               950
       Corus Bankshares Inc.                        39,500               948
o      Federal Agricultural Mortgage Corp.          46,950               948
       Wynn's International Inc.                    67,050               947
o      Evergreen Resources, Inc.                    47,900               946
       Chiquita Brands International, Inc.         199,100               946
       Rock-Tenn Co.                                63,960               943
       Bassett Furniture Industries, Inc.           58,725               940
       IMCO Recycling, Inc.                         74,400               939
       Entertainment Properties Trust REIT          71,200               939
       Interface, Inc.                             162,600               935
o      3Dfx Interactive, Inc.                       95,200               934
o      Per-Se Technologies, Inc.                   110,816               932
o      Hanger Orthopedic Group, Inc.                93,100               931
o      ITT Educational Services, Inc.               59,900               925
       Haverty Furniture Cos., Inc.                 73,200               924
       Schweitzer-Mauduit International, Inc.       68,700               923
o      Scientific Games Holdings Corp.              55,700               923
o      Chico's Fas, Inc.                            24,500               922

o      Maxxam Inc.                                  21,500               922
       International Multifoods Corp.               69,500               921
o      Syntel, Inc.                                 56,875               921
o      Electric Lightwave, Inc. Class A             49,100               921
       LaSalle Hotel Properties REIT                78,700               920
       Boykin Lodging Co. REIT                      84,000               919
o      Alpine Group, Inc.                           71,300               918
o      QuadraMed Corp.                             105,200               917
       F & M Bancorp                                45,259               916
       Gibraltar Steel                              39,150               915
       CONSOL Energy, Inc.                          90,200               913
o      Discount Auto Parts Inc.                     50,400               910
       Western Properties Trust REIT                95,000               908
       Gray Communications Systems, Inc.            51,200               906
       Thornburg Mortgage Asset Corp. REIT         109,600               904
o      Imperial Credit                             144,264               902
o      Electro Rent Corp.                           77,558               902
o      U.S. Plastic Lumber Corp.                   117,100               900
o      Steinway Musical Instruments Inc.            44,400               899
o      Flycast Communications Corp.                  6,900               897
o      Input/Output, Inc.                          177,100               897
       Westcorp, Inc.                               61,700               895
o      P.F. Chang's China Bistro, Inc.              35,900               893
o      Comfort Systems USA, Inc.                   121,000               892
o      Alterra Healthcare Corp.                    106,900               889
       Trenwick Group Inc.                          52,450               888
o      SLI, Inc.                                    65,375               887
o      The Kroll-O'Gara Co.                         53,700               886
       American Business Products, Inc.             75,600               884
o      Chesapeake Energy Corp.                     370,780               881
       Sturm, Ruger & Co., Inc.                     99,200               880
o      GelTex Pharmaceuticals, Inc.                 68,400               876
o      National R. V. Holdings, Inc.                45,500               876
o      Consolidated Graphics, Inc.                  58,600               875
       Pennsylvania REIT                            60,000               874
o      Burlington Industries, Inc.                 217,500               870
o      Komag, Inc.                                 278,400               870
o      Wellsford Real Properties Inc. REIT         102,300               870
       First Washington Bancorp, Inc.               58,800               867
       Farmer Brothers, Inc.                         5,450               867
       Churchill Downs, Inc.                        38,400               866
o      Magellan Health Services, Inc.              137,100               865
o      Group 1 Automotive, Inc.                     62,000               864
       Commercial Intertech Corp.                   67,650               863
o      StaffMark, Inc.                             113,900               861
o      Lason Holdings, Inc.                         78,200               860
o      Stein Mart, Inc.                            151,200               860
o      Franklin Covey Co.                          114,200               857
o      Aeroflex, Inc.                               82,500               856
       Semco Energy Inc.                            72,285               854
       United Fire & Casualty Co.                   37,725               854
o      Consolidated Freightways Corp.              107,300               852
o      Coinstar, Inc.                               60,800               851
o      Staff Leasing,Inc.                           89,300               848
       Resource America, Inc.                      107,700               848

       Brooke Group Ltd.                            56,710               847
o      Pharmaceutical Product Development, Inc.     71,271               846
o      Castle & Cooke Inc.                          66,700               846
o      NextCard, Inc.                               29,300               846
o      The Source Information Management Co.        50,300               843
o      Oakley, Inc.                                151,400               842
o      Chirex, Inc.                                 57,500               841
       Mississippi Chemical Corp.                  135,765               840
       National Steel Corp. Class B                112,900               840
o      Mechanical Technology Inc.                   36,100               839
       Independent Bank Corp.                       67,100               839
       L. S. Starrett Co. Class A                   37,300               837
o      Data Transmission Network Corp.              48,500               837
       Brenton Banks, Inc.                          82,318               833
       Southwestern Energy Co.                     127,000               833
       Alabama National BanCorporation              44,000               831
       Vital Signs, Inc.                            36,300               830
o      Aviron                                       52,500               830
o      Hamilton Bancorp, Inc.                       46,700               829
o      ACX Technologies Inc.                        77,500               828
o      New Century Financial Corp.                  52,500               827
       Gentek, Inc.                                 79,100               826
o      General Communication, Inc.                 188,500               825
       Republic Group Inc.                          54,500               824
o      EMCOR Group, Inc.                            45,100               823
o      Bombay Co.                                  182,700               822
       Banco Santander Puerto Rico                  52,900               817
o      pcOrder.com, Inc.                            15,900               811
       Simmons First National                       32,400               810
o      Unigraphics Solutions Inc.                   29,900               807
       North Pittsburgh Systems, Inc.               54,600               805
       Oregon Steel Mills, Inc.                    101,400               805
       BSB Bancorp, Inc.                            41,750               804
o      ISIS Pharmaceuticals, Inc.                  128,500               803
       US Bancorp, Inc.                             68,099               800
o      Insignia Financial Group, Inc.               92,100               800
       Stewart Information Services Corp.           60,100               800
o      Cyberian Outpost, Inc.                       80,200               797
o      DVI, Inc.                                    51,800               787
o      Superior National Insurance Group, Inc.     104,000               787
       Lawson Products, Inc.                        34,000               786
o      BE Avionics Inc.                             92,700               782
o      Corinthian Colleges, Inc.                    32,700               781
o      UniCapital Corp.                            211,600               780
       UniFirst Corp.                               61,800               780
o      Mesaba Holdings, Inc.                        68,050               778
       Freedom Securities Corp.                     69,100               777
o      United Auto Group, Inc.                      86,900               777
o      Trans World Airlines                        275,100               774
       Innovex, Inc.                                82,300               772
       American Annuity Group Inc.                  42,800               770
       Wackenhut Corp.                              51,500               769
       Golf Trust of America, Inc. REIT             45,400               769
o      Vlasic Foods International, Inc.            134,900               767
o      GC Cos.                                      29,650               767

       Advest Group, Inc.                           41,700               766
       BankAtlantic Bancorp, Inc. Class B          149,200               765
o      Wolverine Tube, Inc.                         54,000               763
o      International Specialty Products, Inc.       82,800               761
o      Beyond.com Corp.                             97,200               759
       BancFirst Corp.                              22,358               759
o      CyberCash, Inc.                              81,800               757
o      Knight Transportation, Inc.                  44,100               755
o      National Equipment Services, Inc.           120,600               754
       Enesco Group, Inc.                           68,100               753
       Redwood Trust, Inc. REIT                     60,200               753
o      CSS Industries, Inc.                         35,100               750
       Associated Estates Realty Corp. REIT         96,000               750
       Tanger Factory Outlet Centers, Inc. REIT     36,100               749
o      American Axle & Manufacturing Holdings, Inc. 61,600               747
o      Sierra Health Services                      111,200               744
o      Silgan Holdings, Inc.                        55,600               744
o      Aurora Foods Inc.                            79,700               742
       Prime Group Realty Trust REIT                48,800               741
o      Fatbrain.com Inc.                            29,500               739
       Stone & Webster, Inc.                        43,900               738
       Brookline Bancorp, Inc.                      75,600               737
       Century South Banks, Inc.                    32,900               736
o      Mesa Air Group Inc.                         154,800               735
o      WetSeal, Inc. Class A                        60,000               735
o      Waste Connections, Inc.                      50,800               733
       Cubic Corp.                                  33,500               733
o      The Ashton Technology Group, Inc.           113,700               732
       Strayer Education, Inc.                      37,050               732
o      Burns International Services Corp.           67,400               729
o      National Western Life Insurance Co. Class A  10,600               727
       Flagstar Bancorp, Inc.                       42,100               726
       MTS Systems Corp.                            93,700               726
       BMC Industries, Inc.                        148,900               726
o      TransMontaigne Inc.                         103,500               725
       MMI Cos., Inc.                               83,900               724
o      Osteotech, Inc.                              54,100               724
o      A.S.V., Inc.                                 53,100               723
o      OnHealth Network Co.                         80,900               723
       Apogee Enterprises, Inc.                    142,700               722
       Crown American Realty Trust REIT            130,800               719
o      LaserSight Inc.                              71,700               717
o      Serologicals Corp.                          119,050               714
o      PictureTel Corp.                            165,400               713
o      Octel Corp.                                  68,375               709
o      ABC-NACO, INC.                               85,900               709
o      Duramed Pharmaceuticals, Inc.                99,400               708
o      autobytel.com inc.                           46,500               706
o      United Natural Foods, Inc.                   58,700               704
o      EEX Corp.                                   239,466               703
o      The Buckle, Inc.                             47,300               701
o      Sunrise Medical, Inc.                       113,200               700
       Standard Motor Products, Inc.                43,400               700
o      PubliCARD, Inc.                             106,500               699
       Oxford Industries, Inc.                      35,200               697

o      The Gymboree Corp.                          123,800               696
o      Miller Industries, Inc.                     241,250               694
o      Action Performance Cos., Inc.                60,200               692
       A.M. Castle & Co.                            57,725               685
o      American Retirement Corp.                    85,900               682
o      Risk Capital Holdings, Inc.                  53,900               680
o      Earthshell Corp.                            164,500               679
o      David's Bridal Inc.                          60,100               672
       bebe stores, inc.                            24,900               672
       Watkins-Johnson Co.                          16,800               672
o      Arcadia Financial Ltd.                      150,500               668
o      Applied Graphics Technologies, Inc.          77,300               667
       Heilig-Meyers Co.                           240,400               661
o      Latitude Communications, Inc.                25,300               661
o      Lithia Motors, Inc.                          36,600               654
o      Echelon Corp.                                33,400               653
       Coca-Cola Bottling Co.                       13,622               645
       Sterling Financial Corp.                     20,750               643
       Guilford Mills, Inc.                         88,700               643
       Dimon Inc.                                  196,800               640
o      LCA-Vision, Inc.                            136,000               638
o      RTI International Metals                     85,000               638
o      FPIC Insurance Group, Inc.                   38,200               637
       PICO Holdings, Inc.                          51,500               634
       Philadelphia Consolidated Holding Corp.      43,700               634
       K-Swiss, Inc.                                34,100               634
o      U S Liquids Inc.                             75,600               633
o      NationsRent, Inc.                           112,500               633
o      Spiegel, Inc. Class A                        90,000               633
       Nature's Sunshine Inc.                       78,982               632
o      Kellstrom Industries, Inc.                   69,100               631
       Columbus McKinnon Corp.                      62,200               630
o      eShare Technologies, Inc.                    36,800               628
       Second Bancorp, Inc.                         27,900               624
o      Seitel, Inc.                                 91,200               616
o      CDnow Inc.                                   62,121               613
o      Aviall Inc.                                  74,875               613
o      Algos Pharmaceutical Corp.                   55,500               611
o      Tractor Supply Co.                           38,000               608
o      Lydall, Inc.                                 91,600               607
       Getty Realty Holding Corp.                   54,100               605
o      Coleman Inc.                                 64,900               604
       Northwest Bancorp, Inc.                      86,600               601
o      ACT Networks, Inc.                           64,500               601
o      The Meridian Resource Corp.                 194,844               597
       Oakwood Homes Corp.                         186,700               595
       Titan International, Inc.                    91,500               595
       Superior Telecom Inc.                        38,443               593
o      AMC Entertainment, Inc.                      68,400               590
o      Thermo Cardiosystems Inc.                    89,600               588
       Fedders Corp.                               106,700               587
o      Wackenhut Corrections Corp.                  49,500               579
       Interpool, Inc.                              77,450               576
o      PhyCor, Inc.                                306,100               574
o      Fidelity Holdings, Inc.                      30,300               574

o      J & J Snack Foods Corp.                      27,600               566
o      Schein Pharmaceutical, Inc.                  46,500               564
o      Jo-Ann Stores, Inc. Class A                  49,300               555
o      OEA, Inc.                                   113,300               552
       General Binding Corp.                        46,900               551
o      Goody's Family Clothing                     102,300               550
o      Closure Medical Corp.                        42,700               550
o      Superior Consultant Holdings Corp.           38,500               549
o      Pediatrix Medical Group, Inc.                77,800               545
o      Engineering Animation, Inc.                  62,100               543
o      HomeBase, Inc.                              177,200               543
o      Wavo Corp.                                  139,600               541
       Saul Centers, Inc. REIT                      38,300               539
       RPC Inc.                                     93,600               538
o      General Cigar Holdings, Inc.                 64,100               533
       Exide Corp.                                  64,000               532
o      Cotelligent, Inc.                            97,800               526
o      ThermoQuest Corp.                            50,200               518
o      SS&C Technologies, Inc.                      79,500               517
o      Advantage Learning Systems, Inc.             46,100               516
       Herbalife International Class A              35,800               515
o      U.S. Office Products Co.                    164,600               514
o      AgriBioTech, Inc.                           216,300               514
       Rouge Industries Inc.                        65,200               513
o      Service Experts, Inc.                        88,100               512
o      Donna Karan International Inc.               77,600               509
       Value Line, Inc.                             14,100               508
o      uBid, Inc.                                   19,100               506
o      Merisel, Inc.                               384,500               505
o      Pharmaceutical Resources, Inc.              100,800               498
o      iTurf Inc.                                   40,000               498
       Hudson River Bancorp. Inc.                   48,900               495
o      AEP Industries, Inc.                         19,100               492
o      Coldwater Creek Inc.                         23,800               488
o      Acceptance Insurance Cos. Inc.               83,800               487
o      Finish Line, Inc.                            88,700               482
       First Commerce Bancshares Inc. Class B       24,272               478
       Avado Brands, Inc.                          112,250               474
o      NPC International Class A                    59,700               470
o      RWD Technologies, Inc.                       45,300               470
       Chart Industries, Inc.                      117,450               470
o      Hexcel Corp.                                 84,000               467
       Pilgrim's Pride Corp.                        56,200               467
o      Credit Acceptance Corp.                     126,600               467
o      West Marine, Inc.                            56,500               466
o      Bacou USA Inc.                               30,800               464
o      Amtran, Inc.                                 23,900               463
o      MacroChem Corp.                             110,080               461
o      Cornell Corrections, Inc.                    54,600               457
o      IRI International Corp.                     114,200               457
o      Keystone Automotive Industries, Inc.         77,700               456
o      JLK Direct Distribution Inc. Class A         43,800               452
o      Republic Bancshares, Inc.                    36,100               451
o      Syntroleum Corp.                             55,500               451
o      Mediconsult.com, Inc.                        70,800               443

o      Hemispherx Biopharma, Inc.                   44,300               440
       Frontier Insurance Group, Inc.              125,732               432
o      Select Comfort Corp.                        106,200               431
o      Carmike Cinemas, Inc. Class A                54,400               425
o      Learn2.com Inc.                             128,400               421
       Capital City Bank Group, Inc.                19,400               417
       Seaboard Corp.                                2,130               414
       Harris Financial, Inc.                       54,900               412
       Titanium Metals Corp.                        90,600               408
o      Berlitz International, Inc.                  23,700               407
o      Kenneth Cole Productions, Inc.                8,900               407
o      Creative Computers, Inc.                     55,600               407
o      Eclipse Surgical Technologies, Inc.          54,000               398
o      Marvel Enterprises Inc.                      71,400               393
o      MarketWatch.com, Inc.                        10,600               387
o      Dave & Busters                               46,400               380
o      Belco Oil & Gas Corp.                        68,900               379
o      Tarrant Apparel Group, Inc.                  39,000               375
o      dELiA*s Inc.                                 51,700               375
o      Carriage Services, Inc.                      62,900               373
o      U.S. Xpress Enterprises, Inc.                50,600               373
o      Media Metrix, Inc.                           10,200               365
o      Racing Champions Corp.                       80,500               357
       BancFirst Ohio Corp.                         15,200               350
       Michigan Financial Corp.                     12,673               349
       Fedders Corp. Class A                        67,612               347
       MGI Properties, Inc. REIT                    65,900               346
       Resource Bancshares Mortgage Group, Inc.     76,100               345
o      Capital Senior Living Corp.                  68,100               345
o      Jo-Ann Stores, Inc. Class B                  33,900               341
o      Manhattan Associates, Inc.                   45,900               339
       Terra Industries, Inc.                      206,400               335
o      CHS Electronics, Inc.                       296,800               334
o      Catapult Communications Corp.                33,200               330
o      INSpire Insurance Solutions, Inc.            70,100               322
o      Harken Energy Corp.                         425,700               319
       Andover Bancorp, Inc.                        11,400               319
o      Careerbuilder, Inc.                          49,500               319
o      Applied Analytical Industries, Inc.          34,600               316
o      Gliatech Inc.                                18,700               311
o      Creditrust Corp.                             40,300               310
       FCNB Corp.                                   20,300               310
o      Maxwell Technologies, Inc.                   30,200               302
o      theglobe.com, inc.                           35,800               300
       LSI Industries Inc.                          13,800               298
o      Paging Network, Inc.                        365,300               297
       Herbalife International Class B              22,134               296
o      eFax.com, Inc.                               39,600               286
       First Busey Corp.                            12,600               285
o      Omega Research, Inc.                         47,400               284
o      NCS HealthCare, Inc.                        116,321               280
       Peoples Holding Co.                           9,400               271
o      Mannatech, Inc.                              51,700               268
o      Amresco, Inc.                               189,400               266
o      Mpath Interactive, Inc.                       9,700               258

o      FiNet.com, Inc.                             195,700               257
o      e4L, Inc.                                   101,400               254
o      Autoweb.com, Inc.                            22,900               249
o      FlashNet Communications, Inc.                38,000               235
o      U.S. Franchise Systems, Inc. Class A         51,800               233
o      Protection One, Inc.                        118,500               230
o      Family Golf Centers, Inc.                   161,000               226
o      CareMatrix Corp.                             87,700               219
o      Valley Media, Inc.                           30,700               215
o      Alaris Medical, Inc.                        110,800               208
o      Trex Medical Corp.                           72,700               204
       First Commerce Bancshares Inc. Class A        8,900               198
o      CellNet Data Systems, Inc.                  175,300               197
       NCH Corp.                                     4,400               196
o      Advantica Restaurant Group, Inc.            105,100               184
       CPB, Inc.                                     6,400               182
o      Value America, Inc.                          35,400               179
       Mississippi Valley Bancshares, Inc.           6,000               162
o      Penn Treaty American Corp.                   10,200               161
       Ingles Markets, Inc.                         14,200               158
       CompX International Inc.                      8,500               156
o      Prism Financial Corp.                        27,600               155
       Deb Shops, Inc.                               8,300               154
o      Direct Focus, Inc.                            5,500               153
       Conning Corp.                                17,200               142
o      Towne Services, Inc.                         35,400               142
       Cascade Natural Gas Corp.                     8,300               134
       BankAtlantic Bancorp, Inc. Class A           32,066               132
       Pilgrim's Pride Corp. Class A                20,350               131
       Harmon Industries, Inc.                       9,300               113
o      Harnischfeger Industries Inc.               272,100               111
o      K-V Pharmaceutical Co. Class A                5,000               110
o      NetObjects Inc.                               5,900                97
       Dover Downs Entertainment, Inc.               5,000                94
o      Thermo Optek Corp.                            7,900                90
       Pillowtex Designs                            14,400                89
       R & G Financial Corp. Class B                 7,000                81
o      Proxymed Pharmacy, Inc.                       8,000                78
       McGrath Rent Corp.                            3,800                67
o      Cheap Tickets, Inc.                           4,800                66
o      Unistar Financial Service Corp.              65,300                65
       Farmers Capital Bank Corp.                    2,000                60
       Republic Bancorp, Inc. Class A                6,400                55
o      BriteSmile, Inc.                              5,800                47
o      O'Sullivan Industries Holdings,
          Inc. 12% Pfd.                             79,800                41
o      Hub Group, Inc.                               2,000                40
o      Neff Corp.                                    6,000                38
       Wackenhut Corp. Class B                       3,656                38
o      Just for Feet, Inc.                         148,450                37
o      ContiFinancial Corp.                        143,800                34
o      AHL Services, Inc.                            1,500                31
       First Washington Realty Trust, Inc. REIT      1,500                28
       Anchor Financial Corp.                        1,000                28
       Virco Manufacturing Corp.                     2,000                26
       Great Southern Bancorp, Inc.                  1,000                22

o      ProcureNet, Inc.                            136,100                20
o      Integrated Health Services, Inc.            202,000                18
       J.M. Smucker Co. Class B                      1,000                16
o      CSF Holdings Inc. Contingent
           Litigation Rights                        29,125                15
o      PSINet, Inc.                                    142                 9
o      Sabratek Corp.                               78,200                 6
o      United Cos. Finance Corp.                    74,602                 4
       TOTAL COMMON STOCKS                                    ---------------
       (Cost $3,365,520)                                           3,953,813
                                                              ---------------

TEMPORARY CASH INVESTMENTS (4.9%)(1)
                                                      Face
                                                    Amount
                                                     (000)


Federal Home Loan Mortgage Corp.
(2)5.54%, 1/19/2000                                  3,000             2,993
Repurchase Agreements
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   3.25%, 1/3/2000                                  38,496            38,496
   3.47%, 1/3/2000-Note G                          151,600           151,600

TOTAL TEMPORARY CASH INVESTMENTS                              ---------------
   (Cost $193,089)                                                   193,089
                                                              ---------------
TOTAL INVESTMENTS (104.5%)                                    ---------------
   (Cost $3,558,609)                                               4,146,902
                                                              ---------------
OTHER ASSETS AND LIABILITIES (-4.5%)
Other Assets-Note B                                                   17,871
Security Lending Collateral
   Payable to Brokers-Note G                                        (151,600)
Other Liabilities                                                    (45,380)
                                                              ---------------
                                                                    (179,109)
                                                              ---------------
NET ASSETS (100%)                                             $    3,967,793
                                                              ===============

*See Note A in Notes to Financial Statements.
oNon-Income-Producing Security.

(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 4.6%, respectively, of net assets. See Note F in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT-Real Estate Investment Trust.

AT DECEMBER 31, 1999, NET ASSETS CONSISTED OF:
Paid in Capital                                               $    3,343,584
Overdistributed Net Investment Income                                 (1,513)
Accumulated Net Realized Gains                                        37,017
Unrealized Appreciation-Note F
Investment Securities                                                588,293
Futures Contracts                                                        412
                                                              ---------------
NET ASSETS                                                    $    3,967,793
                                                              ===============
Investor Shares-Net Assets
Applicable to 150,533,437 outstanding $.001 par value shares of beneficial interest

                                                              ---------------
   (unlimited authorization)                                  $    3,553,097
                                                              ---------------
NET ASSET VALUE PER SHARE-INVESTOR SHARES                     $        23.60
                                                              ===============
Institutional Shares-Net Assets
Applicable to 17,567,559 outstanding $.001
   par value shares of beneficial interest                    ---------------
   (unlimited authorization)                                  $      414,696
                                                              ---------------
NET ASSET VALUE PER SHARE-INSTITUTIONAL SHARES                $        23.61
                                                              ===============

Statement of Operations                                                       Small-Cap
                                                                             Index Fund
                                                                       Year Ended December 31,
                                                                              1999          1998
                                                                              (000)         (000)
                                                                     ----------------------------
INVESTMENT INCOME
Income
Dividends                                                                $  42,800     $  38,503
Interest                                                                     2,121         5,515
Security Lending                                                             3,116         2,866
                                                                     ----------------------------
Total Income                                                                48,037        46,884
                                                                     ----------------------------
Expenses
The Vanguard Group-Note B
Investment Advisory Services                                                   167           100
Management and Administrative                                                2,628         2,399
Shareholder Account Maintenance-Investor Shares                              3,573         3,142
Shareholder Account Maintenance-Institutional Shares                            17            26
Marketing and Distribution-Investor Shares                                     556           769
Marketing and Distribution-Institutional Shares                                 38            33
Custodian Fees                                                                  87            86
Auditing Fees                                                                    9            10
Shareholders' Reports-Investor Shares                                          479           102
Shareholders' Reports-Institutional Shares                                      33            --
Annual Meeting and Proxy Costs-Investor Shares                                  --            13
Annual Meeting and Proxy Costs-Institutional Shares                             --            --
Trustees' Fees and Expenses                                                      5             6
                                                                     ----------------------------
Total Expenses                                                               7,592         6,686
Expenses Paid Indirectly-Note C                                                (17)           (4)
                                                                     ----------------------------
Net Expenses                                                                 7,575         6,682
                                                                     ----------------------------
                                                                     ----------------------------
NET INVESTMENT INCOME                                                       40,462        40,202
                                                                     ----------------------------
REALIZED NET GAIN (LOSS)
Investment Securities Sold                                                 332,397       214,448
Futures Contracts                                                            6,983       (14,904)
                                                                     ----------------------------
REALIZED NET GAIN (LOSS)                                                   339,380       199,544
                                                                     ----------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                                      346,530      (325,432)
Futures Contracts                                                           (6,804)        6,575
                                                                     ----------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           339,726      (318,857)
                                                                     ----------------------------
                                                                     ----------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $ 719,568     $ (79,111)
                                                                     ============================


Statement of Changes in Net Assets                             Small-Cap
                                                              Index Fund
                                                        Year Ended December 31,
                                                               1999         1998
                                                               (000)        (000)
                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations

Net Investment Income                                   $    40,462  $    40,202
Realized Net Gain (Loss)                                    339,380      199,544
Change in Unrealized Appreciation (Depreciation)            339,726     (318,857)
Net Increase (Decrease) in Net Assets
                                                       --------------------------
Resulting from Operations                                   719,568      (79,111)
                                                       --------------------------
Distributions
Net Investment Income

Investor Shares                                             (36,613)     (37,309)
Institutional Shares                                         (4,721)      (3,153)
Realized Capital Gain
Investor Shares                                            (284,560)    (188,747)
Institutional Shares                                        (32,660)     (14,670)
                                                       --------------------------
Total Distributions                                        (358,554)    (243,879)
                                                       --------------------------
Capital Share Transactions-Investor Shares (1)
Issued                                                    1,052,299      970,360
Issued in Lieu of Cash Distributions                        294,319      207,350
Redeemed                                                   (884,294)    (765,726)
                                                       --------------------------
Net Increase-Investor Shares                                462,324      411,984
                                                       --------------------------
Capital Share Transactions-Institutional Shares (2)
Issued                                                      193,691      149,717
Issued in Lieu of Cash Distributions                         34,239       12,572
Redeemed                                                   (115,831)      (8,221)
                                                       --------------------------
Net Increase-Institutional Shares                           112,099      154,068
                                                       --------------------------
Total Increase                                              935,437      243,062
Net Assets
Beginning of Period                                       3,032,356    2,789,294
                                                       --------------------------
End of Period                                           $ 3,967,793  $ 3,032,356
                                                       ==========================

(1) Shares Issued (Redeemed)-Investor Shares

Issued                                                       47,908       42,704
Issued in Lieu of Cash Distributions                         13,196       10,127
Redeemed                                                    (41,158)     (33,911)
                                                       --------------------------
Net Increase in Shares Outstanding                           19,946       18,920
                                                       ==========================

(2) Shares Issued (Redeemed)-Institutional Shares

Issued                                                        8,971        6,477
Issued in Lieu of Cash Distributions                          1,530          613
Redeemed                                                     (5,401)        (385)
                                                       --------------------------
Net Increase in Shares Outstanding                            5,100        6,705
                                                       ==========================


Financial Highlights

                                                                  Small-Cap Index Fund Investor Shares
                                                                       Year Ended December 31,
For a Share Outstanding Throughout Each Year                                   1999         1998
                                                                     ----------------------------
                                                                     ----------------------------
Net Asset Value, Beginning of Year                                           $21.20       $23.75
                                                                     ----------------------------
Investment Operations

Net Investment Income                                                         0.256        0.311
Net Realized and Unrealized Gain (Loss) on Investments                        4.491       (1.007)
                                                                     ----------------------------
Total from Investment Operations                                              4.747       (0.696)
                                                                     ----------------------------
Distributions

Dividends from Net Investment Income                                         (0.267)      (0.304)
Distributions from Realized Capital Gains                                    (2.080)      (1.550)
                                                                     ----------------------------
Total Distributions                                                          (2.347)      (1.854)
                                                                     ----------------------------
                                                                     ----------------------------
Net Asset Value, End of Year                                                 $23.60       $21.20
                                                                     ============================

Total Return*                                                                23.13%       -2.61%
                                                                     ============================
Ratios/Supplemental Data

Net Assets, End of Year (Millions)                                           $3,553       $2,768
Ratio of Total Expenses  to Average Net Assets                                0.25%        0.24%
Ratio of Net Investment Income  to Average Net Assets                         1.25%        1.39%
Portfolio Turnover Rate                                                         42%          35%
*Total return figures do not reflect the 0.5% transaction            ============================
fee on purchases or the $10 annual account maintenance fee
applied on balances under $10,000.

Financial Highlights

                                                                    Small-Cap Index Fund Institutional Shares
                                                                           Year Ended December 31,
For a Share Outstanding Throughout Each Year                                      1999          1998
                                                                          ---------------------------
                                                                          ---------------------------
Net Asset Value, Beginning of Year                                              $21.20        $23.75
                                                                          ---------------------------
Investment Operations

Net Investment Income                                                            0.295         0.336
Net Realized and Unrealized Gain (Loss) on Investments                           4.491        (1.007)
                                                                          ---------------------------
Total from Investment Operations                                                 4.786        (0.671)
                                                                          ---------------------------
Distributions

Dividends from Net Investment Income                                            (0.296)       (0.329)
Distributions from Realized Capital Gains                                       (2.080)       (1.550)
                                                                          ---------------------------
Total Distributions                                                             (2.376)       (1.879)
                                                                          ---------------------------
                                                                          ---------------------------
Net Asset Value, End of Year                                                    $23.61        $21.20
                                                                          ===========================

Total Return*                                                                   23.33%        -2.50%
                                                                          ===========================
Ratios/Supplemental Data

Net Assets, End of Period (Millions)                                              $415          $264
Ratio of Total Expenses to Average Net Assets                                    0.12%         0.12%
Ratio of Net Investment Income to Average Net Assets                             1.37%         1.53%
Portfolio Turnover Rate                                                            42%           35%
                                                                          ===========================
*Total return figures do not reflect the 0.5% transaction fee on purchases.

                        Report of Independent Accountants

To the Shareholders and Trustees of
Vanguard Small Cap Index Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small Cap Index Fund (the "Fund") at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Thirty South Seventeenth Street
Philadelphia, PA 19103

February 2, 2000